                                                   Registration Nos. 333-109206
                                                                      811-02441

      As filed with the Securities and Exchange Commission on May 1, 2007
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Pre-Effective Amendment No.           [ ]  [ ]

                          Post-Effective Amendment No.          [9]  [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No.                 [118] [X]

                               -----------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)

                               -----------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
     (Name and Address of Agent for Service for Depositor and Registrant)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that the filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)

   [X] on May 1, 2007 pursuant to paragraph (b)

   [ ] 60 days after filing pursuant to paragraph (a)(1)

   [ ] on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
   Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

================================================================================

                             PLATINUM INVESTOR(R)
                          IMMEDIATE VARIABLE ANNUITY
                   Single Premium Immediate Variable Annuity
                              Contract issued by
                    American General Life Insurance Company
                        through its Separate Account D

                     This prospectus is dated May 1, 2007

This prospectus describes information you should know before you purchase a Platinum Investor Immediate Variable Annuity (the "Platinum Investor Annuity"). On page 5 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 4.

The Platinum Investor Annuity is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and American General Life Insurance Company ("AGL") where you agree to make one Premium Payment to AGL and AGL agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The AGL declared fixed interest account (the "Fixed Account") is the fixed investment option for the Contract. AGL's Separate Account D (the "Separate Account") provides access to investment in the Contract's variable investment options. Currently, the Contract's variable investment options each purchase shares of a corresponding Fund of:

..   AIM Variable Insurance Funds ("AIM V.I.")

..   The Alger American Fund ("Alger American")

..   American Century Variable Portfolios, Inc. ("American Century VP")

..   American Century Variable Portfolios II, Inc. ("American Century VP II")

..   Credit Suisse Trust ("Credit Suisse Trust")

..   Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")

..   Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
    VIP")

..   Janus Aspen Series ("Janus Aspen")

..   J.P. Morgan Series Trust II ("JPMorgan")

..   MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT")

..   Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

..   Oppenheimer Variable Account Funds ("Oppenheimer")

..   PIMCO Variable Insurance Trust ("PIMCO VIT")

..   Pioneer Variable Contracts Trust ("Pioneer")

..   Putnam Variable Trust ("Putnam VT")

..   SunAmerica Series Trust ("SunAmerica ST")

..   VALIC Company I ("VALIC Co. I")

..   Van Kampen Life Investment Trust ("Van Kampen LIT")

..   Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 10 for a complete list of the variable investment options and the respective advisors and sub-advisors of the corresponding Funds. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you that we have made available to you.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                               TABLE OF CONTENTS

DEFINITIONS................................................................  5
SUMMARY OF THE CONTRACT....................................................  6
   Purpose of the Platinum Investor Annuity Contract.......................  7
   Types of Contracts......................................................  7
   Purchase of the Contract................................................  7
   The Investment Options..................................................  7
   Expenses................................................................  8
   Right to Cancel the Contract............................................  8
   Withdrawals.............................................................  8
   Income Payments.........................................................  8
FEE TABLES.................................................................  9
CONDENSED FINANCIAL INFORMATION............................................ 10
INVESTMENT OPTIONS......................................................... 10
   Variable Investment Options............................................. 10
   Fixed Account........................................................... 14
PARTIES INVOLVED IN THE CONTRACT........................................... 14
   Contract Owner.......................................................... 14
   Annuitant and Joint Annuitant........................................... 16
   Payee................................................................... 16
   Beneficiary and Contingent Beneficiary.................................. 16
THE CONTRACT AND HOW IT WORKS.............................................. 17
   General Description..................................................... 17
   Purchasing a Contract................................................... 17
   Allocation of Premium Payment........................................... 18
   Right to Cancel......................................................... 18
   Key Contract Dates...................................................... 19
   Income Payments......................................................... 19
   Access to your Money.................................................... 19
   Rights Reserved by the Company.......................................... 19
TRANSFERS.................................................................. 20
   Transfers Among Investment Options...................................... 20
   How Transfers among Variable Investment Options are effected............ 20
   Telephone Transfers..................................................... 21
   Effective Date of Transfers Among Variable Investment Options........... 21
   Automatic Rebalancing................................................... 21
   Market Timing........................................................... 21
   Restrictions Initiated By the Funds..................................... 22
EXPENSES................................................................... 23
   Mortality and Expense Risk Charge....................................... 23
   Administrative Charge................................................... 23
   Contract Fee............................................................ 23
   Sales Charge............................................................ 23
   Withdrawal Charge....................................................... 23
   Statutory Premium Taxes................................................. 24
   Transfer Fee............................................................ 24
   Fund Expenses........................................................... 24
   General................................................................. 24
INCOME PAYMENTS............................................................ 24

   Generally............................................................... 24
   Income Start Date....................................................... 25
   Frequency and Amount of Income Payments................................. 25
   Semi-Annual Benefit Leveling............................................ 25
   Payout Options.......................................................... 26
   Annuity Income Units.................................................... 27
   Determination of the Initial Variable Income Payment.................... 27
   Additional Items that may Impact Income Payments........................ 28
   Determination of Subsequent Variable Income Payments.................... 28
   Assumed Investment Return............................................... 29
ACCESS TO YOUR MONEY....................................................... 29
   Generally............................................................... 29
   Withdrawal Rights....................................................... 29
   Example of Withdrawal for a Certain Period Contract..................... 32
   Example of Withdrawal from a Lifetime Income with Certain Period
     Contract: Male age 65................................................. 32
   Example of Withdrawal from a Lifetime Income with Certain Period
     Contract: Male age 75................................................. 33
   Deferment of Payments................................................... 33
DEATH BENEFIT.............................................................. 34
   Succession of Contract Ownership........................................ 34
   Notification of Death................................................... 34
   Death of the Contract Owner and/or Annuitant............................ 34
   Designation of Beneficiary.............................................. 35
PERFORMANCE................................................................ 35
TAXES...................................................................... 36
   Introduction............................................................ 36
   Annuity Contracts in General............................................ 37
   Tax Treatment of Distributions--Qualified Contracts..................... 37
   Distributions In General................................................ 37
   Tax Treatment of Distributions--Non-Qualified Contracts................. 39
   Non-Qualified Contracts Owned by Non-Natural Persons.................... 40
   Section 1035 Exchanges.................................................. 40
   Diversification and Investor Control.................................... 40
   Withholding............................................................. 41
OTHER INFORMATION.......................................................... 41
   American General Life Insurance Company................................. 41
   Distribution of the Contract............................................ 41
   Legal Proceedings....................................................... 42
FINANCIAL STATEMENTS....................................................... 43
APPENDIX A................................................................. 44
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 49

CONTACT INFORMATION: Here is how you can contact us about the Platinum Investor
                          Immediate Variable Annuity

                ADMINISTRATIVE CENTER:                           HOME OFFICE:             PREMIUM PAYMENTS:
-------------------------------------------------------   --------------------------  ---------------------------
(Express Delivery)           (U.S. Mail)                  American General Life       (Express Delivery)
American General Life        American General Life        Insurance Company           American General Life
Insurance Company            Insurance Company            2727-A Allen Parkway        Insurance Company
SPIA Operations 2-D1         SPIA Operations 2-D1         Houston, Texas 77019-2116   c/o Southwest Bank of Texas
2727-A Allen Parkway         P. O. Box 3018               1-800-242-4079              P. O. Box 4532
Houston, Texas 77019-2116    Houston, Texas 77019-2116                                1801 Main Street
1-800-242-4079                                                                        Houston, Texas 77002
Fax: 1-713-620-3139                                                                   (U.S. Mail)
(Except Premium Payments)                                                             American General Life
                                                                                      Insurance Company
                                                                                      c/o Southwest Bank of Texas
                                                                                      P. O. Box 4532
                                                                                      Houston, Texas 77210

                                  DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 2727-A Allen Parkway 2-D1, Houston, Texas 77019-2116, telephone: 1-800-242-4079.

AGL - American General Life Insurance Company.

Annuitant - The person whose life determines the duration of Income Payments involving life contingencies. The Annuitant is usually the Contract Owner, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Payout Options under the Contract permit a Joint Annuitant. In the event there is a Joint Annuitant then the main Annuitant is considered to be the "Primary Annuitant." Certain Qualified Contracts require the Annuitant and the Contract Owner to be the same person.

Annuity Starting Date - The latter of the Contract Date and the first day of the first Modal Time Period.

Annuity Income Unit - An accounting unit of measure used to calculate Income Payments.

Annuity Income Unit Value - The value of one Annuity Income Unit.

Assumed Investment Return - The Assumed Investment Return (or "AIR") is a factor used in calculating the initial and subsequent variable Income Payments.

Beneficiary - The person (or entity) selected by the Contract Owner to become the new Contract Owner in the event that the Contract Owner(s) and the Annuitant(s) die.

Company - American General Life Insurance Company, 2727-A Allen Parkway, Houston, Texas 77019-2116. Unless otherwise noted, all references to "we" or "us" in this prospectus refer to the Company, AGL.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who controls all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your", in this prospectus, refer to the Contract Owner.

Contract Year - Each 12 month period beginning on the Contract Date.

Death Benefit - The amount payable, if any, after the Contract Owner and Annuitant die.

Division - Separate and distinct Divisions of the Separate Account to which underlying shares of a Fund are allocated. The performance of the selected Division(s) is used to determine the value of variable Income Payments.

Fixed Account - The portion of the Premium Payment allocated to AGL's general account to provide for fixed Income Payments.

Income Payments - The series of periodic Income (annuity) Payments selected by the Contract Owner.

Income Start Date - The date on which Income Payments begin. You choose this date when you purchase the Contract. It cannot be later than 12 months after the Contract Date.

Modal Time Period - The period of time (mode) ending on the date that an Income Payment is made. For example, if you select monthly Income Payments, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made.

Non-Qualified Contract - An annuity purchased with dollars already subjected to taxation.

Payee - The person or party designated to receive Income Payments.

Payout Option - The manner in which the stream of Income Payment(s) is paid to the Payee.

Premium Payment - Money sent to us to purchase your Contract. Because the Contract is a single Premium Payment Contract, you are permitted to make only one Premium Payment to us. However, the Premium Payment may come to us from multiple sources. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Premium Tax - A tax or similar type fee charged by a state or municipality on your Premium Payment.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by an IRA.

Right to Cancel - Time period immediately following the Contract Date, when you may return your Contract to the Company. Your Contract or materials related to your Contract may use the terms "Right to Examine Period" or "Free Look Period" to describe the Right to Cancel.

SAI - Statement of Additional Information.

Semi-Annual Benefit Leveling - The adjustment to variable Income Payments to make Income Payments made during the following six months equal in amount.

Valuation Date or Valuation Day - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 3:00 p.m. Central time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

This summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract itself. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Account." All page number references refer to pages in this prospectus unless otherwise stated. Currently immediate annuities are often referred to as "income annuities."

Purpose of the Platinum Investor Annuity Contract

The Contract described in this prospectus provides Income Payments to the Payee, based on:

    .  the life of the Annuitant(s);

    .  the life of the Annuitant(s) with a certain period of years; or

    .  for a certain period of years.

You may select from a number of Payout Options. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. You may choose Income Payments on a monthly, quarterly, semi-annual, or annual basis.

Types of Contracts

There are two types of Contracts, qualified and non-qualified. A Qualified Contract must be purchased with contributions rolled-over from a qualified plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA or Roth IRA. You may purchase a Non-Qualified Contract with money from any source other than a qualified source.

Purchase of the Contract

The minimum amount to purchase a Contract is $25,000. You cannot add to your Contract at a later date (it is a single Premium Payment Contract.). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for any aggregated Premium Payment exceeding $1,000,000. In general, we will not issue a Contract with Annuitant(s) over age 90, but reserve the right to increase or decrease that age.

The Investment Options

Variable Investment Options. When you purchase the Contract, you may allocate your Premium Payment to our Separate Account to provide for variable Income Payments. Our Separate Account is divided into 102 Divisions, 45 of which are offered under the Contract. Each of the 45 Divisions constitutes a variable investment option, and invests exclusively in shares of a specific Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively the "Funds"). See page 11 of this prospectus for a list of the underlying Funds and their Investment Advisors.

The investment performance of each Division is linked to the investment performance of its corresponding underlying Fund. Assets in each of the Divisions belong to AGL, but are accounted for separately from AGL's other assets and can be used only to satisfy its obligations under the Contracts.

Allocating part or all of your Premium Payment to a Division means you have elected, at least in part, variable Income Payments. The amount of your variable Income Payments will increase or decrease depending on the investment performance of the Division(s) you selected. You bear the investment risk for amounts allocated to a Division.

Fixed Account. You can also allocate all or part of your premium to the Fixed Account and elect fixed Income Payments. With the Fixed Account, you will receive fixed Income Payments that will not fluctuate from the scheduled amount set forth in your Contract.

No transfers or withdrawals may be made out of the Fixed Account.

Expenses

AGL deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" on page 23.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each variable investment option for mortality and expense risks.

Administrative Charge. We deduct a daily administrative charge from the assets of each variable investment option.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" in this prospectus for more information.

Sales Charge. We deduct a one time sales charge from your Premium Payment.

Withdrawal Charge. During the first eight Contract Years, we deduct a withdrawal charge for each full or partial withdrawal under the Contract.

Contract Fee. We deduct a one time charge from your Premium Payment.

Fund Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Cancel the Contract

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract, or as required in your state. See "Right to Cancel" on page 18.

Withdrawals

Depending on the Payout Option you choose, you may be permitted to make one partial withdrawal per Contract Year of not less than $2,500 or a full withdrawal of monies from the variable investment options portion of your Contract. All partial and full withdrawals are subject to a 1% (of the amount withdrawn) withdrawal charge during the first eight Contract Years. However, please keep in mind that the Contract is designed to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Income Payments

Income Payments begin on the Income Start Date. Income Payments will be based on the Payout Option chosen at the time of application. Once selected on the application and received by our Administrative Center, the Payout Option may not be changed or modified. You can receive fixed or variable Income Payments or a combination of the two. Fixed Income Payments will not fluctuate from the scheduled amount set forth in your Contract. Variable Income Payments will change from Income Payment to

Income Payment depending on the performance of the variable investment option(s) that you have chosen. With a combination of fixed and variable Income Payments, a portion of your Income Payments will not fluctuate from the scheduled amount set forth in your Contract, and a portion will fluctuate.

You can receive payments for life, for life with a certain period, or for a certain period only. You can also receive payments on a monthly, quarterly, semi-annual, or annual basis.

See "INCOME PAYMENTS" on page 24 for more detailed information. You may also wish to contact your tax or other financial advisor to determine the types of Income Payments that may be right for you.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing money from the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw money from the Contract, or transfer amounts between investment options. State Premium Taxes may also be charged. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                  Maximum Contract Owner Transaction Expenses

                     Charge                                    Maximum Amount
                     ------                       -----------------------------------------
Sales Load Imposed on Purchases (as a             4.0%
percentage of Premium Payment)

Withdrawal Charge*                                1.0% of the amount withdrawn

Contract Fee (one time)                           $100

Transfer Fee                                      $25 (There is no charge for the first 12
                                                  transfers each Contract Year; thereafter,
                                                  we reserve the right to charge a fee of
                                                  $25 per transfer.)
Statutory Premium Taxes - Qualified Contracts     0 - 1% of premium
Statutory Premium Taxes - Non-Qualified Contracts 0 - 3.5% of premium

--------
* The Withdrawal Charge applies for the first 8 Contract Years only. Only Payout Options 2, 4 and 5 permit withdrawals.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

  Separate Account Annual Expenses (as a percentage of average daily variable account value)

                     Charge                       Current Amount Maximum Amount
                     ------                       -------------- --------------
Mortality and Expense Risk Charge                      0.40%          1.10%
Administrative Charge                                  0.15%          0.15%
   Total Separate Account Annual Expenses              0.55%          1.25%

The next table describes the Fund fees and expenses that the Fund will charge periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2006. Current and future expenses for the Funds may be higher or lower than those shown.

   Annual Fund Fees and Expenses (as a percentage of average daily variable account value)

                            Charge                              Maximum Minimum
                            ------                              ------- -------
Total Annual Fund Operating Expenses (expenses that are
deducted from fund assets include management fees,
distribution (12b-1) fees, and other expenses)/1/                1.28%   0.24%

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

--------
/1/ Currently 10 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2008. The impact of contractual reimbursements or fee waivers is as follows:

         Charge                                        Maximum Minimum
         ------                                        ------- -------
         Total Annual Fund Operating Expenses for all
         of the Funds After Contractual Reimbursement
         or Fee Waiver                                  1.18%   0.24%

                        CONDENSED FINANCIAL INFORMATION

There were no historical unit values as of the date of this prospectus.

                              INVESTMENT OPTIONS

Variable Investment Options

Separate Account D. AGL established Separate Account D on November 19, 1973. The Separate Account has 102 Divisions, 45 of which are available under the Contracts offered by this prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business, and the assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under this Contract and other variable annuity contracts issued through the Separate Account. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

Divisions. We divided the Separate Account into Divisions, each of which invests in shares of a corresponding underlying Fund. One or more of the Funds may sell its shares to other funds. You may invest your Premium Payment in Divisions investing in the Funds listed in the following table. The name of each underlying Fund describes its type (for example, money market fund, growth fund, equity fund, etc.), except for the underlying Funds with footnotes next to their name. The text of the footnotes follows the table. For these underlying Funds, whose name does not describe their type, we provide that information immediately following the table.

                                         Investment Advisor (sub-advisor, if
Underlying Funds                                     applicable)
----------------                        --------------------------------------
AIM V.I. International Growth Fund -    A I M Advisors, Inc.
Series I Shares

Alger American Leveraged AllCap         Fred Alger Management, Inc.
Portfolio - Class O Shares/1/

Alger American MidCap Growth Portfolio  Fred Alger Management, Inc.
- Class O Shares

American Century VP Value Fund          American Century Investment
                                        Management, Inc.

American Century VP II Inflation        American Century Investment
Protection Fund                         Management, Inc.

Credit Suisse Trust Small Cap Core I    Credit Suisse Asset Management, LLC
Portfolio

Fidelity(R) VIP Asset Manager(SM)       Fidelity Management & Research Company
Portfolio - Service Class 2/2/          (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Investments Money
                                        Management, Inc.)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
                                        (Fidelity Research & Analysis Company)

Fidelity(R) VIP Contrafund(R)           Fidelity Management & Research Company
Portfolio - Service Class 2/3/          (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
                                        (Fidelity Research & Analysis Company)

Fidelity(R) VIP Equity-Income           Fidelity Management & Research Company
Portfolio - Service Class 2             (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
                                        (Fidelity Research & Analysis Company)

Fidelity(R) VIP Freedom 2020 Portfolio  Strategic Advisers(R), Inc.
- Service Class 2 /4/                   Fidelity Management & Research Company

Fidelity(R) VIP Freedom 2025 Portfolio  Strategic Advisers(R), Inc.
- Service Class 2/5/                    Fidelity Management & Research Company

Fidelity(R) VIP Freedom 2030 Portfolio  Strategic Advisers(R), Inc.
- Service Class 2/6/                    Fidelity Management & Research Company

Fidelity(R) VIP Growth Portfolio -      Fidelity Management & Research Company
Service Class 2                         (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
                                        (Fidelity Research & Analysis Company)

Fidelity(R) VIP Mid Cap Portfolio -     Fidelity Management & Research Company
Service Class 2                         (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
                                        (Fidelity Research & Analysis Company)

                                         Investment Advisor (sub-advisor, if
 Underlying Funds                                    applicable)
 ----------------                       --------------------------------------
 Franklin Templeton VIP Franklin Small  Franklin Advisory Services, LLC
 Cap Value Securities Fund - Class 2

 Franklin Templeton VIP Franklin        Franklin Advisers, Inc.
 U.S. Government Fund - Class 2

 Franklin Templeton VIP Mutual Shares   Franklin Mutual Advisers, LLC
 Securities Fund - Class 2/7/

 Franklin Templeton VIP Templeton       Templeton Investment Counsel, LLC
 Foreign Securities Fund - Class 2      (Franklin Templeton Investment
                                        Management Limited)

 Janus Aspen International Growth       Janus Capital Management LLC
 Portfolio - Service Shares

 Janus Aspen Mid Cap Growth Portfolio   Janus Capital Management LLC
 - Service Shares

 JPMorgan Small Company Portfolio       J.P. Morgan Investment Management Inc.

 MFS(R) VIT New Discovery Series -      Massachusetts Financial Services
 Initial Class/8/                       Company

 MFS(R) VIT Research Series - Initial   Massachusetts Financial Services
 Class/9/                               Company

 Neuberger Berman AMT Mid-Cap Growth    Neuberger Berman Management Inc.
 Portfolio - Class I                    (Neuberger Berman LLC)

 Oppenheimer Balanced Fund/VA -         OppenheimerFunds, Inc.
 Non-Service Shares/10/

 Oppenheimer Global Securities Fund/VA  OppenheimerFunds, Inc.
 - Non-Service Shares

 PIMCO VIT CommodityRealReturn          Pacific Investment Management Company
 Strategy Portfolio - Administrative    LLC
 Class/11/

 PIMCO VIT Real Return Portfolio -      Pacific Investment Management Company
 Administrative Class/12/               LLC

 PIMCO VIT Short-Term Portfolio -       Pacific Investment Management Company
 Administrative Class                   LLC

 PIMCO VIT Total Return Portfolio -     Pacific Investment Management Company
 Administrative Class                   LLC

 Pioneer Mid Cap Value VCT Portfolio - Pioneer Investment Management, Inc. Class I Shares

 Putnam VT Diversified Income Fund -    Putnam Investment Management, LLC
 Class IB

 Putnam VT International Growth and     Putnam Investment Management, LLC
 Income Fund - Class IB

 SunAmerica ST Aggressive Growth        AIG SunAmerica Asset Management Corp.
 Portfolio - Class 1 Shares

 SunAmerica ST Balanced Portfolio -     AIG SunAmerica Asset Management Corp.
 Class 1 Shares/13/                     (J.P. Morgan Investment Management,
                                        Inc.)

 VALIC Co. I International Equities     VALIC* (AIG Global Investment Corp.)
 Fund

 VALIC Co. I Mid Cap Index Fund         VALIC* (AIG Global Investment Corp.)

 VALIC Co. I Money Market I Fund        VALIC* (AIG SunAmerica Asset
                                        Management Corp.)

 VALIC Co. I Nasdaq-100(R) Index Fund   VALIC* (AIG Global Investment Corp.)

 VALIC Co. I Science & Technology       VALIC* (RCM Capital Management, LLC)
 Fund/14/                               (T. Rowe Price Associates, Inc.)
                                        (Wellington Management Company, LLP)

 VALIC Co. I Small Cap Index Fund       VALIC* (AIG Global Investment Corp.)

 VALIC Co. I Stock Index Fund           VALIC* (AIG Global Investment Corp.)

 Van Kampen LIT Growth and Income       Van Kampen Asset Management
 Portfolio - Class I Shares

 Vanguard** VIF High Yield Bond         Wellington Management Company, LLP
 Portfolio

 Vanguard** VIF REIT Index Portfolio    The Vanguard Group, Inc.
--------
/1/ The Fund type for Alger American Leveraged AllCap Portfolio - Class O Shares is long-term capital appreciation.
/2/ The Fund type for Fidelity(R) VIP Asset Manager (SM) Portfolio - Service Class 2 is high return.
/3/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 is long-term capital appreciation.
/4/ The Fund type for Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 is high total return.
/5/ The Fund type for Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 is high total return.
/6/ The Fund type for Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 is high total return.
/7/ The Fund type for Franklin Templeton VIP Mutual Shares Securities Fund - Class 2 is capital appreciation.
/8/ The Fund type for MFS(R) VIT New Discovery Series - Initial Class is capital appreciation.

/9/ The Fund type for MFS(R) VIT Research Series - Initial Class is capital appreciation.
/10/ The Fund type for Oppenheimer Balanced Fund/VA - Non-Service Shares is
     total return.
/11/ The Fund type for PIMCO VIT CommodityRealReturn Strategy Portfolio -
     Administrative Class is maximum real return.
/12/ The Fund type for PIMCO VIT Real Return Portfolio - Administrative Class
     is maximum real return.
/13/ The Fund type for SunAmerica ST Balanced Portfolio - Class 1 Shares is
     conservation of principal and capital appreciation.
/14/ The Fund type for VALIC Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.
*   "VALIC" means The Variable Annuity Life Insurance Company.
**  "Vanguard" is a trademark of The Vanguard Group, Inc.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

We have entered into various services agreements with most of the advisors or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Contract Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% annually of the average daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% annually of the average daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Contracts. These fees are generally equal to 0.25% annually of the average daily market value of the assets invested in the underlying Fund.

From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Contracts that are not described under "EXPENSES" on page 23.

Voting Privileges. We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to
(a) your amount invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Contract Owners participating in that Fund through the Separate Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Contract Owner such materials, we will vote the shares as we determine in our sole discretion.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

Fixed Account

Any portion of your net Premium Payment you allocate to the Fixed Account goes into our general account. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our separate accounts. Unlike our Separate Account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

To the extent that you allocate premium or transfer amounts into the Fixed Account, we guarantee that the amount of the Income Payments you receive will be unaffected by investment performance.

No transfers to a variable investment option may be made from the Fixed Account under the Contract.

                       PARTIES INVOLVED IN THE CONTRACT

Several parties may play a role in the Contract. These include the Contract Owner, the Annuitant (and the Joint Annuitant, where applicable), the Beneficiary and the Payee.

Contract Owner

Unless otherwise provided, you have all rights under the Contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the Contract.

At the time of application, you designate/elect:

    .  an Annuitant, and if applicable, a Joint Annuitant;

    . the frequency of Income Payments, Payout Option, Assumed Investment Return, and Income Start Date;

    .  a Beneficiary, and if applicable, a contingent Beneficiary;

    .  a Payee, and if applicable, a contingent Payee;

    . the portion of the single Premium Payment used to purchase fixed Income Payments and/or variable Income Payments;

    .  the allocation among investment options; and

    . any optional Contract features such as Semi-Annual Benefit Leveling (see page 25) and/or Automatic Rebalancing (see page 21).

Ownership Rights Between the Contract Date and the Income Start Date. Between the date of issue and the Income Start Date, you have the right to:

    .  cancel the Contract during the free look period;

    .  change the Beneficiary and/or the contingent Beneficiary;

    . change allocations among investment options (subject to certain limitations);

    . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

    .  elect or revoke a prior election of Semi-Annual Benefit Leveling; and

    . on Non-Qualified Contracts only: change Contract Owner, Joint Contract Owner and/or Payee.

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death. After the Income Start Date and prior to the Annuitant's death, you have the right to:

    . for Non-Qualified Contracts only: change the Contract Owner and/or Joint Contract Owner

    .  for Non-Qualified Contracts only: change the Payee;

    .  change the Beneficiary and/or the contingent Beneficiary;

    .  change allocations among investment options;

    . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

    .  elect or discontinue Semi-Annual Benefit Leveling;

    .  elect or discontinue Automatic Rebalancing; and

    .  assign an interest in the Contract and future Income Payments.

Joint Ownership. Joint Contract Owners each own an undivided interest in the Contract. A Joint Contract Owner may only be named in Non-Qualified Contracts.

Changes. All changes, except those to Semi-Annual Benefit Leveling, will take effect as of the time such changes are recorded by AGL, whether or not the Contract Owner or Annuitant is living at the time of the recording. AGL will not be liable for any payments made or actions taken by AGL before recording the change.

AGL may require that all changes be submitted in writing or in another form AGL deems acceptable. AGL may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require that signatures be properly notarized under state law.

Any changes in the Contract Owner, Joint Contract Owner or Payee could have adverse tax consequences. You should consult a tax advisor before any changes are requested. AGL is not responsible for the tax consequences of any ownership or Payee changes.

Annuitant and Joint Annuitant

The Annuitant's (and Joint Annuitant's, if applicable) life expectancy is used to determine the amount and duration of any Income Payments made under Payout Options involving life contingencies. The Annuitant (and Joint Annuitant, if applicable) must be age 90 or younger at the time of Contract issuance, unless AGL approves a request for an Annuitant or Joint Annuitant of greater age. Once designated, the Annuitant and Joint Annuitant, if applicable, cannot be changed. Joint Annuitants can be named only if permitted under the elected Payout Option. If Payout Option 5 is selected, Income Payments are determined without regard to an Annuitant.

For Contracts issued as IRAs, the Contract Owner and Annuitant must be the same person and this individual's entire interest in the Contract is nonforfeitable.

Payee

The Payee is the person or party that you designate to receive Income Payments. In most circumstances, the Payee will be you and/or the Annuitant. For Non-Qualified Contracts, you may name more than one Payee under the Contract. Multiple Payees will share Income Payments equally, unless you designate otherwise. If no Payee is designated on the application, then the Annuitant will be the Payee. If a Payee dies while receiving Income Payments, the Company will make any required Income Payments to you, or the Beneficiary, if no Contract Owner is living.

In no event will any Payee, who is not also the Contract Owner, have any ownership rights under the Contract.

Beneficiary and Contingent Beneficiary

The Beneficiary is the person who may receive benefits under the Contract if the Contract Owner, who is also the Annuitant (and the Joint Annuitant, if applicable) dies after the Annuity Start Date. See "Succession of Contract Ownership" on page 34 of this prospectus. You can name more than one Beneficiary. The Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable) the Beneficiary's rights will vest in the contingent Beneficiary. Contingent Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary or contingent Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable), all Beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

                         THE CONTRACT AND HOW IT WORKS

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Platinum Investor Annuity Contract provides a stream of income in the form of Income Payments beginning on the Income Start Date you select. The Income Start Date must be within 12 months of the Contract Date. You may purchase the Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase the Contract by rolling over assets from an individual retirement annuity or account or from a qualified plan (a Qualified Contract). Currently immediate annuities are often referred to as "income annuities."

The Contract is called a variable annuity because you have the ability to allocate your money among variable investment options. Each variable investment option constitutes a Division of our Separate Account, investing in shares of a corresponding Fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Divisions, the amount of the variable Income Payments will depend on the investment performance of the corresponding underlying Funds, along with certain other factors. See "INCOME PAYMENTS" on page 24.

The Contract also has a fixed investment option, the Fixed Account that is part of our general account. Each Income Payment from the Fixed Account of your Contract will not fluctuate from the scheduled amount set forth in your Contract, unless amounts are later transferred from the variable investment options to the Fixed Account.

Under the Contract, you will have access to your investment only through Income Payments, or certain limited withdrawal provisions. The Contract should only be purchased by individuals who will not need access to their full Premium Payment in the immediate or short-term future.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with a Premium Payment. You may also transfer assets from an existing investment or insurance product. Such transfers might include a 1035 exchange, a transfer of accumulated funds from an IRA, Roth IRA or Qualified Contract or funds transferred from mutual fund accounts or other non-qualified accounts. The minimum Premium Payment is $25,000. No additional Premium Payments are permitted (although monies may be paid into the Contract from multiple sources). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for, and certain restrictions may apply to, any aggregated Premium Payment that would exceed $1,000,000. For example, we reserve the right to allocate any Premium Payment exceeding $1,000,000 to the Money Market Portfolio for 15 days after we receive it. (In some states this period may be longer). See "Right to Return" below.

You must be of legal age (age of majority) in the state where the Contract is being purchased or a guardian must act on your behalf.

The method you use to purchase a Contract may have certain tax consequences. You should consult a tax advisor to determine the best strategy for your individual situation.

Allocation of Premium Payment

When we receive your properly completed application, we will apply the full amount of your net Premium Payment (Premium Payment minus taxes and one time charges) to the purchase of a Contract within two Valuation Days. We will consider your application properly completed when:

    .  you have provided all the information requested on the application form;

    . we have received adequate proof of the Annuitant's date of birth (and the date of birth of Joint Annuitant, if any); and

    .  we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

The Contract Owner determines the initial allocation of the net Premium Payment among the Fixed Account and the Divisions. The initial allocation is shown on the application for a Contract and will remain in effect until changed by written notice or by telephone authorization from the Contract Owner. Allocations to the fixed and variable investment options cannot be less than 5% per option and must total 100%.

Over the lifetime of your Contract, you may allocate part or all of your net Premium Payment to no more than 30 Divisions. This limit includes those Divisions from which you have either transferred or withdrawn all of the amount previously allocated to such Divisions. For example, if you allocate 100% of your net Premium Payment to the money market Division, you have selected the money market Division as one of the 30 Divisions available to you. When you transfer the full amount out of the money market Division, it remains as one of the 30 Divisions available to you, even if you never again allocate any amount back into the money market Division.

Right to Cancel

If you change your mind about purchasing the Contract, you can cancel it within 10 days after receiving it (or a longer period, if required in your state). To exercise your Right to Cancel your Contract, you must mail it directly to AGL, or give it to the agent from whom you received it, within 10 days after you receive it. See page 4 of this prospectus for AGL's contact information. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

You will receive back the current value of your Contract on the day we receive your request, less any previously deducted contract charges and Income Payments paid (in states where permitted). In certain states, we may be required to give you back your Premium Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Premium Payment, if it exceeds $1,000,000, to the money market Division for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. This reallocation will not count against the 12 free transfers that you are permitted to make each year. As with all variable investment options, you bear the risk associated with investment in the money market Division.

Key Contract Dates

During the life of your Contract there are certain significant dates that may impact certain features of your Contract.

    . Contract Date. The Contract Date is the day your Contract is issued and becomes effective. See "Allocation of Premium Payment" on page 18.

    . Annuity Starting Date. The Annuity Starting Date is a date used for certain Federal Income Tax purposes. The Annuity Starting Date is the later of the Contract Date and the first day of the Modal Time Period. For example, if the Contract Date is June 19 and the first day of the Modal Time Period is July 1 with monthly Income Payments beginning August 1, the Annuity Starting Date is July 1.

    . Income Start Date. The Income Start Date is the date on which Income Payments begin. You choose the Income Start Date when you purchase the Contract (and it cannot be changed). The Income Start Date cannot be later than 12 months after the Contract Date.

    . Modal Time Period. The Modal Time Period is the period of time between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, your next variable Income Payment (if applicable) is calculated based on the performance of the Divisions you have chosen, your selected Assumed Investment Return and certain other factors.

    . Income End Date. The Income End Date is the day on which your Income Payments are set to end.

Income Payments

See the "INCOME PAYMENTS" section of this prospectus on page 24.

Access to your Money

See the "ACCESS TO YOUR MONEY" section of this prospectus on page 29.

Rights Reserved by the Company

The Company reserves the following rights to:

..   Reflect a change in the Separate Account or any Division thereunder;

..   Create new separate accounts;

..   Operate the Separate Account in any form permitted under the Investment
    Company Act of 1940 or in any other form permitted by law;

..   Transfer any assets in any Division in the Separate Account to another separate account;

..   Add, combine or remove Divisions in the Separate Account, or combine the
    Separate Account with another separate account;

..   Make any new Divisions available to the Contract Owner on a basis to be determined by the Company;

..   Substitute for the shares held in any Division, the shares of another underlying fund or the shares of another investment company or any other investment permitted by law;

..   Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

..   Make any changes to comply with the rules of any Fund.

                                   TRANSFERS

Transfers Among Investment Options

The initial allocation of your net Premium Payment among investment options to provide variable and/or fixed Income Payments can be changed by transfers of values among the investment options made by written request or by telephone. We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the Fixed Account to a variable investment option, but transfers can be made from the variable investment options to the Fixed Account or to other variable investment options. See "Allocation of Premium Payment" on page 18 of this prospectus for additional limitations on transfers.

How Transfers among Variable Investment Options are effected

     (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

     (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

     (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

The minimum amount that can be transferred is $50 worth of annuity income payments. The transfer request must clearly state which investment options are involved and the amount of the transfer.

Telephone Transfers

If you have properly authorized telephone transactions, you may make telephone transfers, subject to our policies and procedures. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the Contract Owner(s) may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of certain Contract Owner information. We will promptly mail a written confirmation of the transaction to your last known address. If
(a) many people seek to make telephone requests at or about the same time, or
(b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-242-4079.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected Divisions at their prices as of the end of the current Valuation Date. We will credit any Division you transfer the money to at the same time. The amount of the allocation in each Division will change with that Division's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your benefit amount allocated to each variable investment option under your Contract to correspond to your then current benefit allocation designation. Automatic rebalancing entails taking assets from the better performing Divisions and allocating them to the lesser performing Divisions. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses.

You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. You may request this feature at any time. Automatic rebalancing will occur as of the end of the Valuation Period that contains the date of the month your Contract was issued. For example, if your Contract is dated
January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Income Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Contract Owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

    . an exchange out of a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

    . an exchange into a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . exchanges into or out of the same variable investment option, other than the money market investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Contract Owner's first violation of this policy will result in the suspension of Contract transfer privileges for ninety days. A Contract Owner's subsequent violation of this policy will result in the suspension of Contract transfer privileges for six months. Transfers under automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners may incur a $25 charge for each transfer in excess of 12 each Contract Year.

Restrictions Initiated By the Funds

The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Contract Owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

                                   EXPENSES

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Income Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The annual maximum mortality and expense risk charge for the Contracts is 1.10%. Currently we charge a mortality and expense risk charge of 0.40%.

The mortality and expense risk charge compensates us for assuming the risk that we will have to make Income Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit. The Company assumes the risk of making all applicable monthly Income Payments regardless of how long Annuitants may live.

Administrative Charge

This charge is for administration and operations, such as allocating the premium and administering the Contracts. The maximum and current annual administrative charge for the Contracts is 0.15% of the daily value of the variable portion of your Contract. The Company incurs charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Contract Fee

When AGL receives your Premium Payment, we will deduct any applicable Premium Tax and a one-time $100 Contract Fee. The Contract Fee compensates AGL for the administrative costs of issuing the Contract.

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a Sales Charge. The value of your Premium Payment (or "net" Premium Payment), after the Sales Charge, other one time charges and Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable Income Payments. AGL receives the Sales Charge to cover sales expenses, including commissions.

Withdrawal Charge

Unless a withdrawal is exempt from the Withdrawal Charge (as discussed below), a Withdrawal Charge of 1% of the amount that you withdraw during the first eight Contract Years will apply to your Contract.

The Withdrawal Charge reimburses us for part of our expense for distributing the Contracts and is deducted from the total withdrawal amount requested.

The Withdrawal Charge will not apply to:

    .  any amounts paid out as fixed and/or variable Income Payments;

    .  any amounts paid out upon the death of the Contract Owner or Annuitant;
       and

    .  any amounts withdrawn beginning in the ninth Contract Year.

Statutory Premium Taxes

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of your Premium Payment for Qualified Contracts and from 0% to 3.5% of your Premium Payment for Non-Qualified Contracts. In addition, some local governments may also levy other taxes. These taxes are deducted from your Premium Payment upon its receipt by us.

Transfer Fee

We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Funds. The maximum and minimum Fund expenses are described in the fee table on page 9 of this prospectus.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.


                                INCOME PAYMENTS

Generally

Beginning on the Income Start Date, the Payee will receive a stream of periodic Income Payments. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. Currently immediate annuities are often referred to as "income annuities."

Fixed Income Payments. Fixed Income Payments provide for a stream of income guaranteed by the Company that doesn't change (unless you later transfer money from the variable investment options to the Fixed Account) over the course of your lifetime or for the Certain Period (as scheduled in your Contract).

Variable Income Payments. Variable Income Payments provide for a stream of income that fluctuates based on the performance, adjusted by the Assumed Investment Return, of the variable investment options that you choose. You can transfer money among the Divisions that make up the variable investment options, subject to certain fees and restrictions.

Combination Fixed and Variable Income Payments. By allocating a portion of your money to the Fixed Account and the Separate Account, through the variable investment options, you receive Income Payments a portion of which is guaranteed to never change from what is scheduled in your Contract, and a portion of which fluctuates based on the performance adjusted by the Assumed Investment Return, of the variable investment options that you have chosen.

If you select variable or combination fixed and variable Income Payments options, your investment is subject to market fluctuation. The value of your Contract and the amount of each Income Payment you receive could increase or decrease.

Income Start Date

We call the date that your Income Payments begin the Income Start Date. At the time that you purchase the Contract, you select the Income Start Date. The Income Start Date must be within 12 months after the Contract Date and can start as early as two weeks after we receive your Premium Payment. If a state requires that Income Payments begin prior to such date, we must comply with those requirements.

Frequency and Amount of Income Payments

Income Payments are made based on the Payout Option and frequency selected. Income Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will AGL make Income Payments less frequently than annually.

AGL reserves the right to change the frequency of Income Payments if the amount of any Income Payment becomes less than $100. The Income Payment frequency will be changed to an interval that will result in Income Payments of at least $100.

Modal Time Period. The Modal Time Period is the period of time (or "mode") between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, the amount of your next Income Payment is calculated.

Semi-Annual Benefit Leveling

If the Contract Owner elects Semi-Annual Benefit Leveling, variable Income Payments will be adjusted to reflect the performance of the investment options once every six months, instead of with every Income Payment. Semi-Annual Benefit Leveling will only be permitted if you have selected variable Income Payments on a monthly basis.

Semi-Annual Benefit Leveling Procedures. If Semi-Annual Benefit Leveling is elected the number of Annuity Income Units necessary to make the Income Payments for the following six month period will be calculated. These Annuity Income Units will be redeemed from the Divisions and transferred to the Fixed Account. The current Semi-Annual Benefit Leveling interest rate will be used to calculate the guaranteed amount of level Income Payments for the following six month period.

The level Income Payment calculated for each subsequent six month Semi-Annual Benefit Leveling period could be higher or lower than the level Income Payment for the previous six month period.

Semi-Annual Benefit Leveling means that variable Income Payments will be divided once every six months into separate fixed Income Payments (each adjusted by the current Semi-Annual Benefit Leveling interest rate), to be paid to you over the next six months.

Once elected (with 5 or more business days' prior notice to AGL), Semi-Annual Benefit Leveling will take effect as of the date of the next Income Payment. (Your Contract refers to this date as the "Semi-Annual Benefit Leveling start date.") Semi-Annual Benefit Leveling will automatically renew on each six month anniversary thereafter. You can cancel Semi-Annual Benefit Leveling for the next six month period by notifying us within 5 or more business days' of the beginning of the next six month period. The process of calculating leveled variable Income Payments for Semi-Annual Benefit Leveling will take place during the last Modal Time Period prior to the start of each six month Semi-Annual Benefit Leveling period.

AGL reserves the right to discontinue Semi-Annual Benefit Leveling at any time. If AGL does discontinue this program, any Contract Owner receiving leveled variable Income Payments will continue to do so until the current six month Semi-Annual Benefit Leveling period is completed.

Unless you have selected Payout Option 5, no withdrawal from the Contract's variable investment options will be permitted during any six month Semi-Annual Benefit Leveling period.

Payout Options

The Contract currently offers the five Payout Options described below. We may make other Payout Options available subject to our discretion.

Contract Owners must elect a Payout Option. An application to purchase a Contract will be considered incomplete if a Payout Option has not been elected. Once elected, your chosen Payout Option cannot be changed.

The Payout Options currently available are:

Option 1 - Lifetime Income. Lifetime Income provides Income Payments for the Annuitant's life, and Income Payments cease upon the Annuitant's death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 2 - Lifetime Income With Certain Period. Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the Annuitant's life. If the Annuitant, who is also the Owner, dies before the end of the Certain Period, your beneficiaries will receive the remaining payments due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the death of the Annuitant to withdraw a part of the variable Income Payment portion of the remaining certain period Income Payments as set forth in the "Withdrawals" provision on page 8, as long as at least five years of variable Income Payments remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 3 - Joint and Survivor Lifetime Income. Joint and Survivor Lifetime Income provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life, and Income Payments cease upon later of the Annuitant's or Joint Annuitant's Death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 4 - Joint and Survivor Lifetime Income With Certain Period. Joint and Survivor Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life. If both the Annuitant and the Joint Annuitant die before the end of the Certain Period, your beneficiaries will receive the remaining payments due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the second death of the Annuitant or Joint Annuitant to withdraw a part of the variable Income Payment portion of the remaining term certain period Income Payments as set forth in the "Withdrawals" provision on page 8, as long as at least five years of variable Income Payment remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 5 - Certain Period. Certain Period provides periodic Income Payments for the number of years you select on the application.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all of the variable Income Payment portion of the Contract as set forth in the "Withdrawals" provision on page 8. Withdrawals may be subject to a withdrawal charge.

Annuity Income Units

Upon applying your net Premium Payment, we calculate the number of Annuity Income Units associated with each Payout Option (for variable Income Payments) as determined by our currently used annuity rate factors. The Annuity Income Unit Value for each Division will vary from one Valuation Period to the next based on the investment experience of the assets in the Division and the deduction of certain Separate Account charges and expenses. The SAI contains a fuller explanation of how Annuity Income Units are valued.

The number of Annuity Income Units for each Division will generally remain constant, subject to the following exceptions:

    .  If value is transferred from one investment option to another.

    .  If value is withdrawn from the Contract.

    . Upon the death of the primary Annuitant (in a joint Contract) after the certain period ends, if the Contract Owner selects a joint and survivor or contingent annuity option (either Option 4 or Option 3) with a lower percentage of payments elected for the survivor or Contingent Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Income Units.

Determination of the Initial Variable Income Payment

The following factors determine the amount of the first Income Payment:

    . the portion of the net Premium Payment allocated to provide variable Income Payments and the Assumed Investment Return;

    . the age and gender (age only if issued on a gender neutral basis) of the Annuitant (and Joint Annuitant, if any);

    .  the Payout Option selected;

    .  the frequency of Income Payments;

    .  the deduction of applicable Premium Taxes;

    .  the performance of your selected variable investment options; and

    .  the time period from the Contract Date to the Income Start Date.

Additional Items that may Impact Income Payments

Impact of Annuitant's Age on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the actual ages of the Annuitant and Joint Annuitant will affect the amount of each Income Payment. Since Income Payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Income Payment will be greater.

Impact of Annuitant's Gender on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Income Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Income Payments. The amount of each Income Payment, both fixed and variable, will be greater for shorter certain periods than for longer certain periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Income Payments

During the Modal Time Period, we will recalculate the variable Income Payments to reflect the performance of the variable investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Income Payments as follows. The portion of the first Income Payment funded by a particular Division is divided by the Annuity Income Unit Value for that Division as of the Contract Date. This establishes the number of Annuity Income Units provided by each Division for each subsequent variable Income Payments. The Annuity Income Units multiplied by the Annuity Income Unit Value equals the Income Payment.

Assumed Investment Return

The amount of the Income Payments provided by the portion of the net Premium Payment allocated to provide a stream of variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only is one of the factors that determines the initial level of income, but also how future investment performance affects variable Income Payments. Currently, we offer a 3.5% and a 5% AIR.

A higher AIR of 5% will result in a larger initial Annuity Payment, but future increases in the variable Income Payment will be smaller than with a lower AIR of 3.5%. If net performance (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Income Payments will not change. If net performance is less than the AIR, variable Income Payments will decrease.
If net performance is more than the AIR, variable Income Payments will increase.


                             ACCESS TO YOUR MONEY

Generally

Depending on the Payout Option you select and whether you are the Payee, you may receive Income Payments according to the Payout Option you select. The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals, the Contract is not suitable as a short-term investment.

Withdrawal Rights

Withdrawals are permitted under the Contract if you elected one of the following Payout Options at the time of application (with certain other requirements, as discussed below, also being met):

    .  Option 2 - Lifetime Income With Certain Period (partial withdrawal only);

    . Option 4 - Joint and Survivor Lifetime Income With Certain Period (partial withdrawal only); or

    .  Option 5 - Certain Period (full withdrawal only).

Under these Payout Options, you may take a full or one partial withdrawal, as identified above, per Contract Year of not less than $2,500 of the present value, at the Assumed Investment Rate, of your variable investment options remaining in the certain period, after the end of the Right to Cancel period. You will receive Income Payments for "A Certain Number of Years" (which may be referred to in this prospectus as the "certain period"). If you do not elect one of these three Payout Options, you will not be permitted to withdraw value from the Contract, other than through Income Payments. Certain states may also prohibit withdrawals.

All withdrawal requests must be made in writing to AGL. AGL reserves the right to require that the signature(s) on a withdrawal request be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require the signatures be properly notarized under state law.

AGL will pay any amounts withdrawn by you within five business days of receipt of a proper request and instructions satisfactory to AGL.

No withdrawals will be permitted from amounts in the Fixed Account. This includes amounts automatically moved to the Fixed Account to provide for Semi-Annual Benefit Leveling. Also, if you have selected Semi-Annual Benefit Leveling, (and you have not selected Payout Option 5) no withdrawals will be permitted from the variable investment options during any six month Semi-Annual Benefit Leveling period.

After a withdrawal from the present value of your variable investment options remaining in the certain period, any fixed income payments will continue under the terms of your Contract.

Withdrawal Charge. We will assess a Withdrawal Charge for each withdrawal from the Contract. This charge will be deducted from the net proceeds of the withdrawal. The Withdrawal Charge is:

            Contract Year        Withdrawal Charge
            -------------        ----------------------------------
            1-8                  1% of the amount withdrawn
            9 and up             no charge

Withdrawal Procedures. You may elect one partial withdrawal per Contract Year of not less than $2,500 of a portion of the present value of the variable Income Payments remaining in the certain period for:

    .  Option 2 - Lifetime Income With Certain Period; or

    .  Option 4 - Joint and Survivor Lifetime Income With Certain Period

as long as at least five years of variable Income Payments remain under your Contract after the partial withdrawal has been completed. You will need to indicate to us the amount of your desired partial withdrawal at least five business days prior to your desired withdrawal date. After receiving your withdrawal request, we will inform you of the resulting reduction in the number of Annuity Income Units to be paid and the reduction in the length of the certain period. At that point, you must either confirm or withdraw your intention to make the partial withdrawal. As discussed in this section, if the certain period would be reduced to less than five years, your withdrawal request will be declined and you will need to lower your requested withdrawal amount.

You may elect a full withdrawal based on the present value of the variable Income Payments remaining in the certain period for Option 5 - Certain Period.

While the number of Annuity Income Units for each Division will generally remain constant, this prospectus, on page 28 under "Determination of Subsequent Variable Income Payments" lists three exceptions to that rule. One of those exceptions applies if you make a withdrawal. A withdrawal involves a transfer of assets out of a Division. As actual assets decrease in a Division, the number of Annuity Income Units in such Division must also be decreased to reflect the loss of those assets. A reduction in the number of Annuity Income Units means that all of your remaining variable Income Payments, both certain and life contingent, will be reduced in amount. See the sections on "Withdrawals Reduce Your Future Variable Income Payments" and "Computing the Partial Withdrawal Amount," below.

Withdrawal Limitations. In determining the value available for a withdrawal, only the present value of the variable Income Payments remaining in the certain period will be used. No fixed Income Payments will be used in determining partial or full withdrawal values, and neither the amount of fixed Income Payments nor the length of the certain period for such fixed Income Payments will be affected by a withdrawal. At any time after the Right to Cancel Period has ended, you may request one partial withdrawal per Contract Year of not less than $2,500 from your Contract as long as more than five (5) years remain in the certain period (applies to Option 2--Lifetime Income With Certain Period or Option 4 - Joint and Survivor Lifetime Income With Certain Period).

There are no "time remaining in the certain period requirements" for Option 5 - Certain Period withdrawals.

Withdrawals Reduce Your Future Variable Income Payments. If you make a partial withdrawal you will still receive Income Payments, but the withdrawal will result in a reduction in the amount of each remaining variable Income Payment as well as a decrease in the certain period that will apply to such variable Income Payments. In addition, if you transfer values from one or more Divisions which support those variable Income Payments to the Fixed Account which supports the fixed Income Payments at any time after a withdrawal has been taken, the certain period related to those recently transferred values that are now supporting fixed Income Payments will remain shortened. The certain period applicable to any pre-existing fixed Income Payments (established prior to a withdrawal) would not be affected.

When you request a withdrawal, we will take it from the Divisions in which your Contract is then invested in the same proportion as the value invested in each Division on the date of the withdrawal. Since the amount of Income Payments changes during the next Modal Time Period, the reduction in Income Payments due to the withdrawal (but not the payment of the withdrawal amount) will be delayed until that time.

Computing the Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of all future variable Income Payments remaining in the certain period by discounting the payments at the Assumed Investment Return, and with consideration to any fees charged for a withdrawal. The future variable Income Payment amount we use in this calculation is determined by multiplying the Annuity Income Unit Value next computed after we receive the withdrawal request by the current number of Annuity Units for each Division. A withdrawal will reduce all future variable Income Payments by an equal amount, and the remaining length of the certain period will also be reduced.

The following four factors will determine the specific amount by which the remaining variable Income Payments will be reduced and by which the remaining length of the certain period will be shortened:

   (i)   the amount of the withdrawal request;

   (ii) the length of time remaining in the certain period at the time that the partial withdrawal is requested;

   (iii) the age and sex of the Annuitant or Joint Annuitants; and

   (iv)  the Payout Option chosen.

In other words, the larger the withdrawal, the lower future variable Income Payments will be, and the greater the reduction in the length of time in the certain period. Any fixed Income Payments remaining under the Contract and their certain period will remain unchanged.

Example of Withdrawal for a Certain Period Contract

    . Owner chooses a 360-month (30 year) certain period payout, 5.00% AIR, premium = $196,636.07, benefit = $1,000 per month.

    . Owner wants to take a full withdrawal when there are 316 payments left, the next payment to be paid in 10 days.

    . Owner would be paid the net withdrawal amount less any applicable tax withholdings.

    A. If a full withdrawal is taken:

          Gross withdrawal =                               $178,019.51
          Withdrawal charge* =                             $  1,780.20
          Net withdrawal =                                 $176,239.31
          Remaining number of certain period benefits                0
          New benefit =                                    $      0.00
--------
* Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 65

    . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $551.34 per month.

    . Owner wants to take a withdrawal when there are 108 certain payments left, the next payment to be paid in 10 days.

    . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

    A. If the maximum withdrawal is taken:

          Gross withdrawal =                               $30,158.27
          Withdrawal charge* =                             $   301.58
          Net withdrawal =                                 $29,856.69
          Remaining number of certain period benefits              60
          New benefit =                                    $   382.66
--------
* Withdrawal charge applies during first 8 years of Contract

    B. If a $25,000 gross withdrawal is requested:

          Gross withdrawal =                               $25,000.00
          Withdrawal charge* =                             $   250.00
          Net withdrawal =                                 $24,750.00
          Remaining number of certain period benefits              71
          New benefit =                                    $   412.05


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


--------
* Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 75

    . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $707.27 per month.

    . Owner wants to take a withdrawal when there are 108 certain payments left, the next one to be paid in 10 days.

    . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

    A. If the maximum withdrawal is taken:

             Gross withdrawal =                          $43,422.47
             Withdrawal charge* =                        $   434.22
             Net withdrawal =                            $42,988.24
             Remaining number of certain period benefits         60
             New benefit =                               $   405.12
--------
* Withdrawal charge applies during first 8 years of Contract

    B. If a $25,000 gross withdrawal is requested:

             Gross withdrawal =                          $25,000.00
             Withdrawal charge* =                        $   250.00
             Net withdrawal =                            $24,750.00
             Remaining number of certain period benefits         86
             New benefit =                               $   536.79
--------
* Withdrawal charge applies during first 8 years of Contract

Taxes on Withdrawals. Please read the tax discussion in this prospectus for information relating to withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Deferment of Payments

We may suspend or postpone making variable Income Payments from your Contract or processing transfer requests for an undetermined period of time when:

    .  the NYSE is closed (other than weekend and holiday closings);

    .  trading on the NYSE is restricted;

    . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of Annuity Income Units is not reasonably practicable; or

    .  the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

Succession of Contract Ownership

Upon the death of any Contract Owner, ownership rights, if any, under this Contract will succeed to the following persons in the following order unless otherwise indicated on your Contract application:

    1. the surviving Contract Owner, if any;

    2. the Annuitant(s), if any;

    3. the Beneficiary(ies), if any; and

    4. the estate or successors of the last Contract Owner to die.

Notification of Death

The death of any Contract Owner, Annuitant or Payee must be reported to AGL immediately. AGL will require certified proof of death in the following form:

    .  a certified copy of the death certificate; and/or

    . a certified copy of a decree from a court of competent jurisdiction as to the finding of death.

AGL reserves the right to recover any overpayments made on Income Payments because of failure to notify AGL of death. The Contract Owner, and any successor Contract Owner is liable to AGL for any overpayments of Income Payments made. AGL is not responsible for any incorrect Income Payments made that result from the failure to notify AGL immediately of such death.

Death of the Contract Owner and/or Annuitant

The following table provides information on how the Contract treats the death of the Contract Owner and/or Annuitant based on certain factors, such as when the death occurs and whether or not the Contract Owner and the Annuitant are the same person.


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


                            Death Benefit when          Death Benefit when
                              Contract Owner            Contract Owner and
                              and Annuitant         Annuitant are not the same
                           are the same person                person
                        --------------------------  --------------------------
Death of Contract Owner

Before Annuity Start    Current value of certain    Current value of life
Date                    period payments; if the     contingent and certain
                        Contract has no certain     period payments
                        period, no payments will
                        be made

On or After Annuity     Remaining certain period    None, the Contract remains
Start Date              payments                    in force according to the
                                                    Contract's succession of
                                                    ownership

Death of Annuitant

Before Annuity Start    Current value of certain    Certain period payments;
Date                    period payments; if the     if the contract has no
                        contract has no certain     certain period, no
                        period, no payments will    payments will be made
                        be made

On or After Annuity     Remaining certain period    Remaining certain period
Start Date              payments                    payments

   IMPORTANT NOTE: As described in the table above, if the Annuitant (and the Joint Annuitant, if any) dies prior to the Annuity Start Date, and the Payment Option chosen is based on a life contingency only (no certain period was elected, Option 1 or Option 3), then the Contract will terminate with no further Income Payments or benefits due to any party to the Contract. AGL will retain your Premium Payment.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the application if the Annuity Payment Option selected provides for a Beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.


                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the Divisions, including average annual total return and yield information. A Division's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a Division, it reflects changes in the fund share price, the automatic reinvestment by the Division of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a Division, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the Division during the period by the value of the Division on the last day of the period.

When we advertise the performance of the money market Division, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market Division refers to the income generated by an investment in that Division over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 12 month period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the Separate Account level is lower than at the Fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge and the administrative charge.

Performance information for a Division may be compared in reports and advertising to:

  (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

  (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

  (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

  (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.


                                     TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a (qualified) tax-favored retirement plan or account, your Contract is referred to as a Qualified Contract. Examples of qualified plans or accounts are:

    .  Individual Retirement Annuities ("IRA");

    . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans or TSAs");

    .  Keogh Plans; and

    . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with Qualified Contracts you have not paid any taxes on the money used to buy the Contract or on any earnings. Therefore, any amount you take out as Income Payments or as a withdrawal will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax in general does not apply:

    . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

    .  where the taxpayer is age 59 1/2 or older;

    .  where payment is made on account of death;

    .  where the payment is made on account of the taxpayer's disability;

    . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

    .  in some cases, upon separation from service on or after age 55; or

    .  certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 - A Withdrawal May Trigger a 10% Tax Penalty Unless an Exception Applies. If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a withdrawal from the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also contact your tax advisor before taking withdrawals.

Example: Individual A is age 57 1/2 when he begins to receive annual Income
         Payments of $10,000 from a traditional individual retirement annuity. Since this is a Qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA"). Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code
Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age-these rules do not apply to a Roth IRA.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers. Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions. If you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

Tax Treatment of Distributions - Non-Qualified Contracts

General. For Income Payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Income Payments (also known as "Exclusion Amount") is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed. After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Income Payments will be taxable. If Income Payments stop due to the death of the Annuitant before the full amount of your Premium Payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Full Withdrawals. For payments made upon full withdrawal from the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal - 100% Taxable. As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

Withdrawal May Trigger an Additional 10% Tax Penalty Unless an Exception Applies. If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax does not apply where:

    . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium,
       (2) the Annuity Starting Date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

    . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

    .  the taxpayer is age 59 1/2 or older;

    .  the payment is made on account of the taxpayer's disability;

    .  the payment is made on account of death;

    .  and in certain other circumstances.

It should be noted that a withdrawal of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also seek the advice of your tax advisor.

Example: Individual A is age 57 1/2 when he begins to receive annual Income
         Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of a life insurance, endowment or annuity contract for an annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisors.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Income Payments and withdrawals that include taxable income unless the Payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For Income Payments, we will withhold on the taxable portion of Income Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.


                               OTHER INFORMATION

American General Life Insurance Company

We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office address is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Contracts are AGL's, and AIG has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Distribution of the Contract

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or
(2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Equity Services Corporation ("AGESC") is the principal underwriter and distributor of the Contracts. AGESC is located at 2727-A Allen Parkway, 2-G7, Houston, Texas 77019. AGESC is a Delaware corporation and an affiliate of American General Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is also the principal underwriter for AGL's Separate Accounts A, VA-1, VA-2 and VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AGL offers the Contracts on a continuous basis.

AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for compensation of up to 4.0% of Premium Payments that Owners make.

AGL may agree to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Expenses."

Legal Proceedings

AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

AGESC offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

On February 9, 2006, AIG, the parent company and an affiliated person of AGL, the Separate Account, and its principal underwriter, AGESC, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AGL, the Separate Account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AGL, the Separate Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.


                             FINANCIAL STATEMENTS

The Financial Statements of AGL and the Separate Account can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, or call us at 1-800-242-4079.


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


                                  APPENDIX A

                 HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS

We have prepared the following tables to show how variable Income Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Income Payments would vary over time if the return on assets in the selected Divisions were a uniform gross annual rate of 0%, 4%, 6.36%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 4%, 6.36%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the current total separate account annual expenses, which are equivalent to an annual charge of 0.55%. (The values would be lower than those shown if the maximum of 1.25% was used.) The amounts shown in the tables also take into account the arithmetic average of the Funds' management fees and operating expenses at an annual rate of approximately 0.81% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.81%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly Income Payments are illustrated on a pre-tax basis. The federal income tax treatment of Income Payment considerations is generally described in the section of this prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.55% for total separate account annual expenses and the assumed 0.81% for investment management and operating expenses after contractual reimbursement or fee waiver. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.36%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable investment option. The second assumes that 50% of the single Premium Payment is allocated to the Fixed Account using the fixed annuity rates we offered on the Payout Option at the time this illustration was prepared. Both sets of tables assume that a lifetime income with ten years certain was purchased.

When part of the single Premium Payment has been allocated to the Fixed Account, the certain minimum Income Payments resulting from this allocation is also shown. The illustrated variable Income Payments use an Assumed Investment Return ("AIR") of 5% per year. Thus, actual net performance greater than 5% per year will result in increasing Income Payments and actual net performance less than 5% per year will result in decreasing Income Payments. We currently offer AIRs of 3.5% and 5%; in the future we may offer alternative Assumed Investment Returns. Fixed Income Payments will not vary from what was elected. Initial monthly Income Payments under a fixed Payout Option are generally higher than initial payments under a variable Payout Option.

These tables show the monthly Income Payments for several hypothetical constant assumed rates of return. Of course, actual investment performance will not be constant and may be volatile, so expect your variable Income Payments to fluctuate. Upon request, and when you are considering a Payout Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

                          INCOME PAYMENT ILLUSTRATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
         Payout Option Selected: Life Annuity with 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $629.00

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $643.11

                                             Monthly Payments
                                    With an Assumed Rate of Return of:
                            ---------------------------------------------------
                                                   Gross

                            0.00%    4.00%   6.36%   8.00%   10.00%    12.00%
                            ------- ------- ------- ------- --------- ---------

                                                    Net
Payment   Calendar Attained
Year        Year     Year   -1.36%   2.64%   5.00%   6.64%     8.64%    10.64%
-------   -------- -------- ------- ------- ------- ------- --------- ---------
1           2007      65    $629.00 $629.00 $629.00 $629.00 $  629.00 $  629.00
2           2008      66     590.90  614.86  629.00  638.82    650.81    662.79
3           2009      67     555.11  601.04  629.00  648.80    673.37    698.39
4           2010      68     521.49  587.53  629.00  658.94    696.71    735.90
5           2011      69     489.90  574.33  629.00  669.23    720.86    775.43
10          2016      74     358.45  512.62  629.00  723.15    854.78  1,007.29
15          2021      79     262.27  457.54  629.00  781.42  1,013.58  1,308.49
20          2026      84     191.89  408.39  629.00  844.38  1,201.88  1,699.75

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
         Payout Option Selected: Life Annuity with 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $629.00

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $321.56. The monthly guaranteed payment of $321.56 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $643.11

                                              Monthly Payments
                                     With an Assumed Rate of Return of:
                              -------------------------------------------------
                                                    Gross
                              0.00%    4.00%   6.36%   8.00%  10.00%   12.00%
                              ------- ------- ------- ------- ------- ---------

                                                     Net
Payment     Calendar Attained
Year          Year     Year   -1.36%   2.64%   5.00%   6.64%   8.64%    10.64%
-------     -------- -------- ------- ------- ------- ------- ------- ---------
1             2007      65    $636.06 $636.06 $636.06 $636.06 $636.06 $  636.06
2             2008      66     617.01  628.99  636.06  640.97  646.96    652.95
3             2009      67     599.11  622.08  636.06  645.96  658.24    670.75
4             2010      68     582.30  615.32  636.06  651.02  669.91    689.51
5             2011      69     566.50  608.72  636.06  656.17  681.99    709.27
10            2016      74     500.78  577.87  636.06  683.13  748.95    825.20
15            2021      79     452.69  550.33  636.06  712.26  828.34    975.80
20            2026      84     417.50  525.75  636.06  743.74  922.49  1,171.43

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
         Payout Option Selected: Life Annuity with 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $588.99

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $603.19

                                             Monthly Payments
                                    With an Assumed Rate of Return of:
                            ---------------------------------------------------
                                                   Gross
                            0.00%    4.00%   6.36%   8.00%   10.00%    12.00%
                            ------- ------- ------- ------- --------- ---------

                                                    Net
Payment   Calendar Attained
Year        Year     Year   -1.36%   2.64%   5.00%   6.64%     8.64%    10.64%
-------   -------- -------- ------- ------- ------- ------- --------- ---------
1           2007      65    $588.99 $588.99 $588.99 $588.99 $  588.99 $  588.99
2           2008      66     553.31  575.75  588.99  598.19    609.41    620.63
3           2009      67     519.80  562.81  588.99  607.53    630.53    653.96
4           2010      68     488.31  550.16  588.99  617.02    652.39    689.09
5           2011      69     458.74  537.80  588.99  626.66    675.01    726.10
10          2016      74     335.65  480.01  588.99  677.15    800.41    943.22
15          2021      79     245.58  428.44  588.99  731.71    949.11  1,225.26
20          2026      84     179.69  382.41  588.99  790.67  1,125.43  1,591.63

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
         Payout Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $588.99

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $301.60. The monthly guaranteed payment of $301.60 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $603.19

                                              Monthly Payments
                                     With an Assumed Rate of Return of:
                              -------------------------------------------------
                                                    Gross
                              0.00%    4.00%   6.36%   8.00%  10.00%   12.00%
                              ------- ------- ------- ------- ------- ---------

                                                     Net
Payment     Calendar Attained
Year          Year     Year   -1.36%   2.64%   5.00%   6.64%   8.64%    10.64%
-------     -------- -------- ------- ------- ------- ------- ------- ---------
1             2007      65    $596.09 $596.09 $596.09 $596.09 $596.09 $  596.09
2             2008      66     578.25  589.47  596.09  600.69  606.30    611.91
3             2009      67     561.49  583.00  596.09  605.36  616.86    628.58
4             2010      68     545.75  576.68  596.09  610.11  627.79    646.14
5             2011      69     530.96  570.49  596.09  614.92  639.10    664.65
10            2016      74     469.42  541.60  596.09  640.17  701.80    773.21
15            2021      79     424.39  515.82  596.09  667.45  776.15    914.22
20            2026      84     391.44  492.80  596.09  696.93  864.31  1,097.41

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION........................................................  3
   AGL.....................................................................  3
   Separate Account D......................................................  3
SERVICES...................................................................  3
DISTRIBUTION OF THE CONTRACTS..............................................  4
PERFORMANCE INFORMATION....................................................  4
   Performance Data........................................................  5
       Average Annual Total Return Calculations............................  5
       Fund Performance Calculations.......................................  7
       VALIC Co. I Money Market I Fund Investment Option Yield and
          Effective Yield Calculations.....................................  9
CONTRACT PROVISIONS........................................................  9
   Variable Income Payments................................................  9
   Annuity Income Unit Value............................................... 10
   Net Investment Factor................................................... 10
   Misstatement of Age or Gender........................................... 11
   Evidence of Survival.................................................... 11
ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 11
   Gender neutral policies................................................. 11
   Certain Arrangements.................................................... 11
   Our General Account..................................................... 12
MATERIAL CONFLICTS......................................................... 12
FINANCIAL STATEMENTS....................................................... 13
   Separate Account Financial Statements................................... 13
   AGL Financial Statements................................................ 13
   Index to Financial Statements........................................... 13
INDEX TO FINANCIAL STATEMENTS.............................................. 13
   Separate Account D Financial Statements................................. 14
   AGL Consolidated Financial Statements................................... 14

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

 [LOGO OF AIG(R) AMERICAN GENERAL]                             PRIVACY NOTICE

--------------------------------------------------------------------------------

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

..   Our Employees, Representatives, Agents, and Selected Third Parties may
    collect Nonpublic Personal Information about you, including information:

   - Given to us on applications or other forms;

   - About transactions with us, our affiliates, or third parties;

   - From others, such as credit reporting agencies, employers, and federal and state agencies.

..   The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

..   We restrict access to Nonpublic Personal Information to those Employees,
    Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

..   We have policies and procedures that direct our Employees, Representatives,
    Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

..   We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

..   We do not share Nonpublic Personal Information about you except as allowed by law.

..   We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

    (i)Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties, as permitted by law; or

   (ii)other organizations with which we have joint marketing agreements as permitted by law.

..   The types of companies and persons to whom we may disclose Nonpublic
    Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

..   We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

..   Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

..   You will be notified if our privacy policy changes.

..   Our privacy policy applies to current and former customers.

THIS PRIVACY NOTICE IS GIVEN TO YOU FOR YOUR INFORMATION ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION.

--------------------------------------------------------------------------------

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd, American General Assurance Company, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

CALIFORNIA, NEW MEXICO AND VERMONT RESIDENTS ONLY:

Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2007 American International Group, Inc. All rights reserved.

 AGLC0375                                                             Rev0207

[LOGO OF AIG (R) AMERICAN GENERAL]

For additional information about the Platinum Investor(R) Immediate Variable Annuity Contracts and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2007. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, Attention: SPIA Operations, 2-D1, or call us at 1-800-242-4079. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Platinum Investor Immediate Variable Annuity Contracts is available to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington, D.C. 20549.

Contracts issued by:
American General Life Insurance Company
A member company of American International Group, Inc.
2727-A Allen Parkway, Houston, TX 77019

Platinum Investor Immediate Variable Annuity
Contract Form Number 03017 or 03017-A

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company ("AGL") are its responsibility. AGL is responsible for its own financial condition and contractual obligations. AGL does not solicit business in the state of New York. The Contracts are not available in all states.

[LOGO OF IMSA]
[INSURANCE MARKETPLACE STANDARDS ASSOCIATION]

Membership in IMSA applies only to American General Life Insurance Company and not to its products.

(C) 2007 American International Group, Inc.             ICA File No. 811-02441
All rights reserved.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                PLATINUM INVESTOR(R) IMMEDIATE VARIABLE ANNUITY

              SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                             SPIA OPERATIONS 2-D1

                   P.O. BOX 3018, HOUSTON, TEXAS 77019-2116

                TELEPHONE: 1-800-242-4079; FAX: 1-713-620-3139

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2007

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account D (the "Separate Account" or "Separate Account D") dated May 1, 2007, describing the Platinum Investor Immediate Variable Annuity ("Platinum Investor Annuity") single premium immediate variable annuity contract (the "Contract" or "Contracts"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION.......................................................  3

   AGL....................................................................  3
   Separate Account D.....................................................  3

SERVICES..................................................................  3

DISTRIBUTION OF THE CONTRACTS.............................................  4

PERFORMANCE INFORMATION...................................................  4

   Performance Data.......................................................  5
       Average Annual Total Return Calculations...........................  5
       Fund Performance Calculations......................................  7
       VALIC Company I Money Market I Fund Investment Option Yield
         and Effective Yield Calculations.................................  9

CONTRACT PROVISIONS.......................................................  9

   Variable Income Payments...............................................  9
   Annuity Income Unit Value.............................................. 10
   Net Investment Factor.................................................. 10
   Misstatement of Age or Gender.......................................... 11
   Evidence of Survival................................................... 11

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................ 11

       Gender neutral policies............................................ 11
       Certain Arrangements............................................... 11
       Our General Account................................................ 12

MATERIAL CONFLICTS........................................................ 12

FINANCIAL STATEMENTS...................................................... 13

   Separate Account Financial Statements.................................. 13
   AGL Financial Statements............................................... 13

INDEX TO FINANCIAL STATEMENTS............................................. 13

   Separate Account D Financial Statements................................ 14
   AGL Consolidated Financial Statements.................................. 14

                              GENERAL INFORMATION

AGL

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

   AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Separate Account D

   We hold the Fund shares in which any of your single premium payment is invested in the divisions of Separate Account D. Separate Account D is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on November 19, 1973 under Texas law.

   For record keeping and financial reporting purposes, Separate Account D is divided into 102 separate "divisions," 45 of which are available under the Contracts offered by the prospectus as variable "investment options." Some of these 45 and the remaining 57 divisions are offered under other AGL contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Separate Account D are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Contracts. AGL is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005 and 2004, AGL paid AGLC for these services $340,329,330, $317,771,939 and $329,659,308, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or
(2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 4.0% of Premium Payments that Contract Owners make.

   AGL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus under "Expenses."

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account D in advertisements, sales literature, or reports to Contract Owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner's Income Payments. We also may present the yield or total return of the division based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the sales charge, and withdrawal charge. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

   Performance information for any division reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

   The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes all of the noninsurance charges: one-time contract charge, mortality and expense risk charge, administrative charge, premium tax charge, sales charge, and withdrawal charge.

   The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

   Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

    . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

    . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the one-time contract charge, mortality and expense risk charge, the administrative charge, the premium tax charge, the sales charge and the withdrawal charge.

    .  We divide the Redeemable Value by the Initial Investment.

    . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

   Average annual total return quotations for the variable investment options for the period ended December 31, 2006 are shown in the table below.

            Variable Investment Option Average Annual Total Returns with deduction of any applicable Separate Account or Contract charges
                          (through December 31, 2006)

                                                                                                   Since    Investment
                                                                                                 Investment   Option
                                                                                                   Option   Inception
Investment Option                                       1 year 3 years/1/ 5 years/1/ 10 years/1/ Inception     Date
-----------------                                       ------ ---------  ---------  ----------  ---------- ----------
AIM V.I. International Growth Fund - Series I           27.53%    N/A        N/A        N/A        21.83%   01/15/2004
Alger American Leveraged AllCap Portfolio - Class O
  Shares                                                18.61%    N/A        N/A        N/A        14.20%   06/29/2004
Alger American MidCap Growth Portfolio - Class O Shares  9.54%    N/A        N/A        N/A        10.51%   06/29/2004
American Century VP Inflation Protection Fund Class II   1.06%    N/A        N/A        N/A         2.95%   06/29/2004
American Century VP Value Fund Class I                  18.00%    N/A        N/A        N/A        11.68%   01/15/2004
Credit Suisse Small Cap Core I Portfolio                 4.19%    N/A        N/A        N/A         1.63%   01/15/2004
Fidelity VIP Asset Manager/SM/ Portfolio - Service
  Class 2                                                6.55%    N/A        N/A        N/A         4.40%   01/15/2004
Fidelity VIP Contrafund(R) Portfolio - Service Class 2  10.82%    N/A        N/A        N/A        13.70%   01/15/2004
Fidelity VIP Equity-Income Portfolio - Service Class 2  19.27%    N/A        N/A        N/A        11.17%   01/15/2004
Fidelity VIP Freedom 2020 Portfolio - Service Class 2     N/A     N/A        N/A        N/A         5.84%   05/01/2004
Fidelity VIP Freedom 2025 Portfolio - Service Class 2     N/A     N/A        N/A        N/A         5.80%   05/01/2004
Fidelity VIP Freedom 2030 Portfolio - Service Class 2     N/A     N/A        N/A        N/A         5.93%   05/01/2004
Fidelity VIP Growth Portfolio - Service Class 2          5.99%    N/A        N/A        N/A         3.04%   06/29/2004
Fidelity VIP Mid Cap Portfolio - Service Class 2        11.79%    N/A        N/A        N/A        19.34%   06/29/2004
Franklin Templeton VIP Franklin Small Cap Value
  Securities Fund - Class 2                             16.34%    N/A        N/A        N/A        15.48%   06/29/2004
Franklin Templeton VIP Franklin U.S. Government Fund -
  Class 2                                                3.45%    N/A        N/A        N/A         3.45%   06/29/2004
Franklin Templeton VIP Mutual Shares Securities Fund -
  Class 2                                               17.73%    N/A        N/A        N/A        14.86%   01/15/2004
Franklin Templeton VIP Templeton Foreign Securities
  Fund - Class 2                                        20.78%    N/A        N/A        N/A        15.36%   01/15/2004
Janus Aspen International Growth Portfolio - Service
  Shares                                                45.83%    N/A        N/A        N/A        30.37%   01/15/2004
Janus Aspen Mid Cap Growth Portfolio - Service Shares   12.69%    N/A        N/A        N/A        13.85%   01/15/2004
JPMorgan Small Company Portfolio                        14.38%    N/A        N/A        N/A        13.45%   01/15/2004
MFS(R) VIT New Discovery Series - Initial Class         12.60%    N/A        N/A        N/A         5.51%   01/15/2004
MFS(R) VIT Research Series - Initial Class               9.87%    N/A        N/A        N/A         9.61%   01/15/2004
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I 14.07%    N/A        N/A        N/A        13.51%   01/15/2004
Oppenheimer Balanced Fund/VA - Non Service Shares       10.54%    N/A        N/A        N/A         9.13%   06/29/2004
Oppenheimer Global Securities Fund/VA - Non Service
  Shares                                                17.05%    N/A        N/A        N/A        18.70%   06/29/2004
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class                                    N/A     N/A        N/A        N/A        -5.29%   05/01/2004
PIMCO VIT Real Return Portfolio - Administrative Class   0.15%    N/A        N/A        N/A         2.92%   01/15/2004
PIMCO VIT Short-Term Portfolio - Administrative Class    3.70%    N/A        N/A        N/A         2.16%   01/15/2004

            Variable Investment Option Average Annual Total Returns with deduction of any applicable Separate Account or Contract charges
                          (through December 31, 2006)

                                                                                                   Since    Investment
                                                                                                 Investment   Option
                                                                                                   Option   Inception
Investment Option                                       1 year 3 years/1/ 5 years/1/ 10 years/1/ Inception     Date
-----------------                                       ------ ---------  ---------  ----------  ---------- ----------
PIMCO VIT Total Return Portfolio - Administrative Class  3.27%    N/A        N/A        N/A         2.76%   01/15/2004
Pioneer Mid Cap Value VCT Portfolio - Class I             N/A     N/A        N/A        N/A         6.68%   05/01/2004
Putnam VT Diversified Income Fund - Class IB             5.71%    N/A        N/A        N/A         6.39%   06/29/2004
Putnam VT International Growth and Income Fund -
  Class IB                                              26.53%    N/A        N/A        N/A        19.26%   01/15/2004
SunAmerica ST Aggressive Growth Portfolio - Class 1     12.67%    N/A        N/A        N/A        12.54%   06/29/2004
SunAmerica ST Balanced Portfolio - Class 1              10.26%    N/A        N/A        N/A         6.93%   06/29/2004
VALIC Co. I International Equities Fund                 22.39%    N/A        N/A        N/A        18.11%   01/15/2004
VALIC Co. I Mid Cap Index Fund                           9.37%    N/A        N/A        N/A        11.43%   01/15/2004
VALIC Co. I Money Market I Fund                          4.05%    N/A        N/A        N/A         2.91%   01/15/2004
VALIC Co. I Nasdaq-100(R) Index Fund                     6.08%    N/A        N/A        N/A         3.93%   01/15/2004
VALIC Co. I Science & Technology Fund                    5.27%    N/A        N/A        N/A         1.17%   01/15/2004
VALIC Co. I Small Cap Index Fund                        17.42%    N/A        N/A        N/A        10.83%   01/15/2004
VALIC Co. I Stock Index Fund                            14.78%    N/A        N/A        N/A         8.95%   01/15/2004
Van Kampen LIT Growth and Income Portfolio - Class I    15.60%    N/A        N/A        N/A        12.57%   01/15/2004
Vanguard(R) VIF High Yield Bond Portfolio                7.88%    N/A        N/A        N/A         6.95%   06/29/2004
Vanguard VIF REIT Index Portfolio                       34.19%    N/A        N/A        N/A        28.57%   06/29/2004

--------
* The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

/1/ "N/A" indicates data is not available for the stated period. None of the investment options has an inception date earlier than January 15, 2004, the effective date of the registration statement.

   Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

   The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invests. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the charges and deductions of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

                       Fund Average Annual Total Returns
   without deduction of any applicable Separate Account or Contract charges
                          (through December 31, 2006)

                                                                                                        Since       Fund
                                                                                                        Fund      Inception
Fund                                                    1 year 3 years/1/ 5 years/1,2/ 10 years/1,2/ Inception/2/   Date
----                                                    ------ ---------  -----------  ------------  -----------  ----------
AIM V.I. International Growth Fund - Series I           28.23%   23.32%      15.34%        8.20%          *       05/05/1993
Alger American Leveraged AllCap Portfolio - Class O
  Shares                                                19.26%   13.88%       5.63%       10.82%          *       01/25/1995
Alger American MidCap Growth Portfolio - Class O Shares 10.14%   10.99%       7.32%       11.12%          *       05/03/1993

                       Fund Average Annual Total Returns
   without deduction of any applicable Separate Account or Contract charges
                          (through December 31, 2006)

                                                                                                        Since       Fund
                                                                                                        Fund      Inception
Fund                                                    1 year 3 years/1/ 5 years/1,2/ 10 years/1,2/ Inception/2/   Date
----                                                    ------ ---------  -----------  ------------  -----------  ----------
American Century VP Inflation Protection Fund Class II   1.59%    2.96%        N/A          N/A          3.62%    12/31/2002
American Century VP Value Fund Class I                  18.65%   12.52%       9.93%       10.85%          *       05/01/1996
Credit Suisse Small Cap Core I Portfolio                 4.77%    4.17%       2.17%        3.83%          *       06/30/1995
Fidelity VIP Asset Manager/SM/ Portfolio - Service
  Class 2                                                7.06%    5.36%       4.59%        5.83%          *       09/06/1989
Fidelity VIP Contrafund(R) Portfolio - Service Class 2  11.43%   14.39%      11.65%       10.97%          *       01/03/1995
Fidelity VIP Equity-Income Portfolio - Service Class 2  19.93%   12.09%       8.69%        8.96%          *       10/09/1986
Fidelity VIP Freedom 2020 Portfolio - Service Class 2   11.70%     N/A         N/A          N/A         13.74%    04/26/2005
Fidelity VIP Freedom 2025 Portfolio - Service Class 2   12.18%     N/A         N/A          N/A         14.58%    04/26/2005
Fidelity VIP Freedom 2030 Portfolio - Service Class 2   12.92%     N/A         N/A          N/A         15.69%    04/26/2005
Fidelity VIP Growth Portfolio - Service Class 2          6.57%    5.06%       1.39%        6.32%          *       10/09/1986
Fidelity VIP Mid Cap Portfolio - Service Class 2        12.40%   18.24%      15.52%         N/A         19.12%    12/28/1998
Franklin Templeton VIP Franklin Small Cap Value
  Securities Fund - Class 2                             16.98%   16.34%      13.55%         N/A         13.04%    01/06/1999
Franklin Templeton VIP Franklin U.S. Government Fund -
  Class 2                                                4.02%    3.30%       4.34%         N/A          4.88%    01/06/1999
Franklin Templeton VIP Mutual Shares Securities Fund -
  Class 2                                               18.38%   13.81%      10.22%         N/A         10.17%    01/06/1999
Franklin Templeton VIP Templeton Foreign Securities
  Fund - Class 2                                        21.44%   16.61%      11.29%         N/A          7.76%    05/01/1997
Janus Aspen International Growth Portfolio - Service
  Shares                                                46.63%   31.93%      18.06%       13.85%          *       05/02/1994
Janus Aspen Mid Cap Growth Portfolio - Service Shares   13.31%   15.21%       8.18%        7.48%          *       09/13/1993
JPMorgan Small Company Portfolio                        15.01%   14.79%      10.01%        8.19%          *       12/31/1994
MFS(R) VIT New Discovery Series - Initial Class         13.22%    8.27%       3.02%         N/A          7.78%    05/01/1998
MFS(R) VIT Research Series - Initial Class              10.48%   11.33%       5.36%        6.00%          *       07/26/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I 14.69%   14.91%       6.55%         N/A         10.05%    11/03/1997
Oppenheimer Balanced Fund/VA - Non Service Shares       11.15%    8.33%       7.32%        8.03%          *       02/09/1987
Oppenheimer Global Securities Fund/VA - Non Service
  Shares                                                17.69%   17.04%      12.29%       13.83%          *       11/12/1990
PIMCO VIT CommodityRealReturn Strategy Portfolio -
Administrative Class                                    -3.10%     N/A          NA          N/A          8.59%    06/30/2004
PIMCO VIT Real Return Portfolio - Administrative Class   0.71%    3.85%       7.50%         N/A          8.40%    09/30/1999
PIMCO VIT Short-Term Portfolio - Administrative Class    4.27%    2.69%       2.63%         N/A          3.76%    09/30/1999
PIMCO VIT Total Return Portfolio - Administrative Class  3.84%    3.72%       5.03%         N/A          5.71%    12/31/1997
Pioneer Mid Cap Value VCT Portfolio - Class I           12.59%   14.05%      12.61%       11.91%          *       03/01/1995
Putnam VT Diversified Income Fund - Class IB             6.29%    6.15%       8.74%        5.37%          *       09/15/1993
Putnam VT International Growth and Income Fund -
  Class IB                                              27.22%   20.65%      15.86%         N/A         10.70%    01/02/1997
SunAmerica ST Aggressive Growth Portfolio - Class 1     13.30%   12.87%       6.84%        6.98%          *       06/03/1996
SunAmerica ST Balanced Portfolio - Class 1              10.86%    6.47%       3.33%        5.72%          *       06/03/1996
VALIC Co. I International Equities Fund                 23.06%   19.27%      12.30%        6.10%          *       10/02/1989
VALIC Co. I Mid Cap Index Fund                           9.97%   12.71%      10.49%       13.10%          *       10/01/1991
VALIC Co. I Money Market I Fund                          4.61%    2.70%       1.99%        3.46%          *       01/16/1986
VALIC Co. I Nasdaq-100(R) Index Fund                     6.66%    5.92%       1.84%         N/A        -10.77%    10/01/2000
VALIC Co. I Science & Technology Fund                    5.85%    3.30%      -0.03%        1.26           *       04/29/1994
VALIC Co. I Small Cap Index Fund                        18.06%   13.22%      10.97%        9.22           *       05/01/1992
VALIC Co. I Stock Index Fund                            15.41%   10.07%       5.81%        8.08           *       04/20/1987
Van Kampen LIT Growth and Income Portfolio - Class I    16.23%   13.50%       9.86%       11.66           *       12/23/1996
Vanguard(R) VIF High Yield Bond Portfolio                8.27%    6.48%       7.46%        5.69%          *       06/03/1996
Vanguard VIF REIT Index Portfolio                       34.93%   25.35%      22.53%         N/A         18.52%    02/09/1999

--------
/1/   "N/A" indicates data is not available for the stated period.

/2/ "*" indicates SEC rules that require us to show return information for no more than 10 years.

   VALIC Company I Money Market I Fund Investment Option Yield and Effective Yield Calculations. We calculate the VALIC Company I Money Market I Fund Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

    . We take the net change in the value of your single premium payment during the period.

    . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

    . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

    . We carry the current yield figure to the nearest one-hundredth of one percent.

   We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's division in the calculation. The VALIC Company I Money Market I Fund Investment Option's historical yield for the seven day period ended December 31, 2006 was 3.66%.

   We determine the VALIC Company I Money Market I Fund Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The VALIC Company I Money Market I Fund Investment Option's historical effective yield for the seven day period ended December 31, 2006 was 3.59%. Yield and effective yield do not reflect the deduction of any Separate Account or Contract charges.

   The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other charges and deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                              CONTRACT PROVISIONS

Variable Income Payments

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable divisions. When you pay your single premium payment, we calculate the number of Annuity Income Units associated with each Income Payment determined by our currently used rate factor and the Annuity Income Unit Values.

Annuity Income Unit Value

   The value of an Annuity Income Unit for each division was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Income Unit Value at the end of any subsequent Valuation Period is determined by multiplying the division's Annuity Income Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   (a)   is the net investment factor (described below) for the Valuation
         Period for which the Annuity Income Unit Value is being determined; and

   (b)   is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

   The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Income Unit Value of the division from one Valuation Period to the next. The net investment factor for each division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

   (a)   is equal to:

       (i) the net asset value per share of the underlying Fund held in the division determined at the end of that Valuation Period, plus

       (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the division if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

      (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the division.

   (b)   is equal to:

       (i) the net asset value per share of the underlying Fund held in the division determined as of the end of the prior Valuation Period, plus or minus

       (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

  (c) is equal to the mortality and expense risk charge rate and administrative charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Income Unit Value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

   We will require proof of the age and gender of the Annuitant before making any Income Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. Except for the PIMCO Variable Insurance Trust, these amounts will not be paid by the Funds or Policy owners.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

    .  state insurance law or federal income tax law changes;

    .  investment management of an underlying Fund changes; or

    . voting instructions given by owners of variable life insurance contracts and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

   Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Contracts in the same proportion as votes cast by Contract Owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AGL. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

   The statement of net assets as of December 31, 2006 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2006 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

   As of the date of this SAI, none of the assets of the Separate Account were attributable to the Contracts.

AGL Financial Statements

   The consolidated balance sheets of AGL as of December 31, 2006 and 2005 and the related statements of income, shareholder's equity, comprehensive income and cash flows for the three years ended December 31, 2006, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AGL that we include in this SAI primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                                                                          Page
I.        Separate Account D Financial Statements                         ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm........................................................ D - 1
Statement of Net Assets as of December 31, 2006.......................... D - 2
Statement of Operations for the year ended December 31, 2006............. D - 4
Statement of Changes in Net Assets for the years ended December 31,
  2006 and 2005.......................................................... D - 6
Notes to Financial Statements............................................ D - 32

                                                                          Page
II.       AGL Consolidated Financial Statements                           ----

Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm........................................................ F - 1
Consolidated Balance Sheets as of December 31, 2006 and 2005............. F - 2
Consolidated Statements of Income for the years ended December 31,
  2006, 2005 and 2004.................................................... F - 4
Consolidated Statements of Shareholder's Equity for the years ended
  December 31, 2006, 2005 and 2004....................................... F - 5
Consolidated Statements of Comprehensive Income for the years ended
  December 31, 2006, 2005 and 2004....................................... F - 6
Consolidated Statements of Cash Flows for the years ended December 31,
  2006, 2005 and 2004.................................................... F - 7
Notes to Consolidated Financial Statements............................... F - 9

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2006

                                                                  Annual Report

                                                              December 31, 2006

                                        American General Life Insurance Company
                         A member company of American International Group, Inc.

[LOGO OF PRICEWATERHOUSECOOPERS LLP]
                                                     PricewaterhouseCoopers LLP
                                                     1201 Louisiana
                                                     Suite 2900
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000
                                                     Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of American General Life Insurance Company Separate Account D (the "Separate Account") listed in Note A at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 6, 2007

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
December 31, 2006


                                                Due
                                             from (to)                                      Net
                                             American                                      assets
                                              General             Contract   Contract   attributable
                                Investment     Life               owners -   owners -   to contract
                               securities -  Insurance    Net     annuity  accumulation    owner
Divisions                      at fair value  Company    Assets   reserves   reserves     reserves
---------                      ------------- --------- ---------- -------- ------------ ------------
AIM V.I. Core Equity Fund -
  Series I                      $4,817,849      $--    $4,817,849   $--     $4,817,849   $4,817,849
AIM V.I. International Growth
  Fund - Series I                2,110,498       --     2,110,498    --      2,110,498    2,110,498
AIM V.I. Premier Equity Fund
  - Series I                            --       --            --    --             --           --
Alger American Leveraged
  AllCap Portfolio - Class O
  Shares                                --       --            --    --             --           --
Alger American MidCap Growth
  Portfolio - Class O Shares            --       --            --    --             --           --
American Century VP Inflation
  Protection Fund - Class II            --       --            --    --             --           --
American Century VP Value
  Fund - Class I                 2,280,094       --     2,280,094    --      2,280,094    2,280,094
Credit Suisse Small Cap Core
  I Portfolio                      285,465       --       285,465    --        285,465      285,465
Dreyfus IP MidCap Stock
  Portfolio - Initial shares       754,196        1       754,197    --        754,197      754,197
The Dreyfus Socially
  Responsible Growth Fund,
  Inc. - Initial shares          1,535,595       --     1,535,595    --      1,535,595    1,535,595
Dreyfus VIF Developing
  Leaders Portfolio - Initial
  shares                         2,592,929       --     2,592,929    --      2,592,929    2,592,929
Dreyfus VIF Quality Bond
  Portfolio - Initial shares     3,904,087       --     3,904,087    --      3,904,087    3,904,087
Evergreen VA High Income Fund
  - Class 1                      5,846,749       --     5,846,749    --      5,846,749    5,846,749
Evergreen VA Strategic Income
  Fund - Class 1                        --       --            --    --             --           --
Fidelity VIP Asset Manager
  Portfolio - Initial Class        131,702       --       131,702    --        131,702      131,702
Fidelity VIP Asset Manager
  Portfolio - Service Class 2      792,912       --       792,912    --        792,912      792,912
Fidelity VIP Contrafund
  Portfolio - Service Class 2    3,053,452       --     3,053,452    --      3,053,452    3,053,452
Fidelity VIP Equity-Income
  Portfolio - Service Class 2    3,270,110       --     3,270,110    --      3,270,110    3,270,110
Fidelity VIP Growth Portfolio
  - Service Class 2              1,887,204       --     1,887,204    --      1,887,204    1,887,204
Fidelity VIP Index 500
  Portfolio - Initial Class         45,895       --        45,895    --         45,895       45,895
Fidelity VIP Mid Cap
  Portfolio - Service Class 2           --       --            --    --             --           --
Fidelity VIP Overseas
  Portfolio - Initial Class         38,624       --        38,624    --         38,624       38,624
Franklin Templeton - Franklin
  Small Cap Value Securities
  Fund - Class 2                        --       --            --    --             --           --
Franklin Templeton - Franklin
  U.S. Government Fund -
  Class 2                               --       --            --    --             --           --
Franklin Templeton - Mutual
  Shares Securities Fund -
  Class 2                               --       --            --    --             --           --
Franklin Templeton -
  Templeton Foreign
  Securities Fund - Class 2      1,165,299       --     1,165,299    --      1,165,299    1,165,299
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund - Class 2      1,090,711       --     1,090,711    --      1,090,711    1,090,711
Goldman Sachs Capital Growth
  Fund                             110,159       (1)      110,158    --        110,158      110,158
Janus Aspen Series
  International Growth
  Portfolio - Service Shares       684,202       --       684,202    --        684,202      684,202
Janus Aspen Series Mid Cap
  Growth Portfolio - Service
  Shares                           665,628        1       665,629    --        665,629      665,629
Janus Aspen Series Worldwide
  Growth Portfolio - Service
  Shares                           472,710       --       472,710    --        472,710      472,710
JPMorgan Mid Cap Value
  Portfolio                             --       --            --    --             --           --
JPMorgan Small Company
  Portfolio                        380,990       (1)      380,989    --        380,989      380,989
LEVCO Equity Value Fund                 --       --            --    --             --           --
MFS VIT Capital Opportunities
  Series - Initial Class         1,144,200       --     1,144,200    --      1,144,200    1,144,200
MFS VIT Emerging Growth
  Series - Initial Class         3,062,734       --     3,062,734    --      3,062,734    3,062,734
MFS VIT New Discovery Series
  - Initial Class                  533,801       --       533,801    --        533,801      533,801
MFS VIT Research Series -
  Initial Class                    685,545        1       685,546    --        685,546      685,546
Neuberger Berman AMT Balanced
  Portfolio - Class I                9,569       --         9,569    --          9,569        9,569
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I       564,863       --       564,863    --        564,863      564,863
Neuberger Berman AMT Partners
  Portfolio - Class I                   --       --            --    --             --           --
Oppenheimer Balanced Fund/VA
  - Non-Service Shares                  --       --            --    --             --           --
Oppenheimer Global Securities
  Fund/VA - Non-Service Shares          --       --            --    --             --           --
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                          2,625,774       --     2,625,774    --      2,625,774    2,625,774
PIMCO VIT Short-Term
  Portfolio - Administrative
  Class                            943,846        1       943,847    --        943,847      943,847
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                          3,175,850       --     3,175,850    --      3,175,850    3,175,850
Pioneer Fund VCT Portfolio -
  Class I                        1,120,607       (1)    1,120,606    --      1,120,606    1,120,606
Pioneer Growth Opportunities
  VCT Portfolio - Class I        1,729,249       --     1,729,249    --      1,729,249    1,729,249
Putnam VT Diversified Income
  Fund - Class IB                       --       --            --    --             --           --
Putnam VT Growth and Income
  Fund - Class IB                2,415,846       --     2,415,846    --      2,415,846    2,415,846
Putnam VT International
  Growth and Income Fund -
  Class IB                         990,908       --       990,908    --        990,908      990,908
Royce Small-Cap Portfolio        1,790,648       --     1,790,648    --      1,790,648    1,790,648
SunAmerica - Aggressive
  Growth Portfolio - Class 1            --       --            --    --             --           --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2006


                                                             Due from
                                                               (to)
                                                             American
                                                              General               Contract   Contract     Net assets
                                               Investment      Life                 owners -   owners -   attributable to
                                             securities - at Insurance              annuity  accumulation contract owner
Divisions                                      fair value     Company   Net Assets  reserves   reserves      reserves
---------                                    --------------- --------- ------------ -------- ------------ ---------------
SunAmerica - SunAmerica Balanced Portfolio
  - Class 1                                   $         --      $--    $         -- $     -- $         --  $         --
UIF Core Plus Fixed Income Portfolio - Class
  I                                              2,467,154       (1)      2,467,153       --    2,467,153     2,467,153
UIF Emerging Markets Equity Portfolio -
  Class I                                        2,532,129       --       2,532,129       --    2,532,129     2,532,129
UIF Equity Growth Portfolio - Class I            6,742,154       --       6,742,154       --    6,742,154     6,742,154
UIF Global Value Equity Portfolio - Class I      4,603,818       --       4,603,818       --    4,603,818     4,603,818
UIF High Yield Portfolio - Class I               3,339,303       --       3,339,303       --    3,339,303     3,339,303
UIF International Magnum Portfolio - Class I     3,265,984        1       3,265,985       --    3,265,985     3,265,985
UIF U.S. Mid Cap Value Portfolio - Class I      10,383,305       --      10,383,305       --   10,383,305    10,383,305
UIF U.S. Real Estate Portfolio - Class I         4,178,032       (1)      4,178,031       --    4,178,031     4,178,031
UIF Value Portfolio - Class I                    8,521,901       --       8,521,901       --    8,521,901     8,521,901
VALIC Company I - Blue Chip Growth Fund             99,292       --          99,292       --       99,292        99,292
VALIC Company I - Core Value Fund                   53,296       (1)         53,295       --       53,295        53,295
VALIC Company I - Health Sciences Fund              60,852       --          60,852       --       60,852        60,852
VALIC Company I - International Equities
  Fund                                             825,646       --         825,646       --      825,646       825,646
VALIC Company I - Mid Cap Index Fund             4,360,041       --       4,360,041       --    4,360,041     4,360,041
VALIC Company I - Money Market I Fund            7,818,885       (1)      7,818,884       --    7,818,884     7,818,884
VALIC Company I - Nasdaq-100 Index Fund            366,351       --         366,351       --      366,351       366,351
VALIC Company I - Science & Technology
  Fund                                             294,097       --         294,097       --      294,097       294,097
VALIC Company I - Small Cap Index Fund             745,538       --         745,538       --      745,538       745,538
VALIC Company I - Social Awareness Fund              3,271       (1)          3,270       --        3,270         3,270
VALIC Company I - Stock Index Fund               5,374,253       --       5,374,253       --    5,374,253     5,374,253
Van Kampen Comstock Fund                         5,543,855       --       5,543,855   41,938    5,501,917     5,543,855
Van Kampen Corporate Bond Fund                     147,920       --         147,920       --      147,920       147,920
Van Kampen High Yield Fund                       4,374,187       --       4,374,187       --    4,374,187     4,374,187
Van Kampen LIT Enterprise Portfolio - Class
  I                                             13,841,042       --      13,841,042       --   13,841,042    13,841,042
Van Kampen LIT Government Portfolio -
  Class I                                        6,543,083       --       6,543,083   19,911    6,523,172     6,543,083
Van Kampen LIT Growth and Income
  Portfolio - Class I                           38,376,026       (1)     38,376,025       --   38,376,025    38,376,025
Van Kampen LIT Money Market Portfolio -
  Class I                                        4,429,172       --       4,429,172   21,131    4,408,041     4,429,172
Van Kampen LIT Strategic Growth Portfolio -
  Class I                                       10,448,335       --      10,448,335  592,850    9,855,485    10,448,335
Van Kampen Reserve Fund                            254,712       --         254,712   12,006      242,706       254,712
Vanguard VIF High Yield Bond Portfolio                  --       --              --       --           --            --
Vanguard VIF REIT Index Portfolio                       --       --              --       --           --            --
WM VT Balanced Portfolio                       211,682,152        1     211,682,153  169,050  211,513,103   211,682,153
WM VT Conservative Balanced Portfolio           11,119,264       (1)     11,119,263       --   11,119,263    11,119,263
WM VT Conservative Growth Portfolio            152,371,931       --     152,371,931       --  152,371,931   152,371,931
WM VT Equity Income Fund                        27,392,829       --      27,392,829       --   27,392,829    27,392,829
WM VT Flexible Income Portfolio                 33,658,128       --      33,658,128       --   33,658,128    33,658,128
WM VT Growth & Income Fund                      33,563,150       --      33,563,150       --   33,563,150    33,563,150
WM VT Growth Fund                               32,540,573       --      32,540,573    1,242   32,539,331    32,540,573
WM VT Income Fund                               15,587,708       --      15,587,708    2,139   15,585,569    15,587,708
WM VT International Growth Fund                  9,350,696       --       9,350,696    1,787    9,348,909     9,350,696
WM VT Mid Cap Stock Fund                         7,206,985       --       7,206,985       --    7,206,985     7,206,985
WM VT Money Market Fund                          9,174,453       --       9,174,453       --    9,174,453     9,174,453
WM VT Short Term Income Fund                     5,382,016        1       5,382,017       --    5,382,017     5,382,017
WM VT Small Cap Growth Fund                      8,407,046       (1)      8,407,045    1,249    8,405,796     8,407,045
WM VT Strategic Growth Portfolio                48,962,603       --      48,962,603       --   48,962,603    48,962,603
WM VT U.S. Government Securities Fund           15,315,466       --      15,315,466    2,063   15,313,403    15,315,466
WM VT West Coast Equity Fund                    21,373,284       (1)     21,373,283       --   21,373,283    21,373,283

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006


                                   A           B          A+B=C         D            E             F         C+D+E+F
                               --------- -------------- ---------- ----------- ------------- -------------- ----------
                                                                                                             Increase
                                                                                             Net change in  (decrease)
                                         Mortality and                 Net                     unrealized     in net
                               Dividends  expense risk     Net      realized   Capital gain   appreciation    assets
                                 from         and       investment gain (loss) distributions (depreciation) resulting
                                mutual   administrative   income       on       from mutual        of          from
Divisions                        funds      charges       (loss)   investments     funds      investments   operations
---------                      --------- -------------- ---------- ----------- ------------- -------------- ----------
AIM V.I. Core Equity Fund -
  Series I                     $ 26,363     $(46,678)    $(20,315)  $  13,652    $     --      $ 378,244     $371,581
AIM V.I. International Growth
  Fund - Series I                20,078      (31,353)     (11,275)    252,880          --        296,399      538,004
AIM V.I. Premier Equity Fund
  - Series I                     60,370      (26,616)      33,754    (650,084)         --        926,190      309,860
Alger American Leveraged
  AllCap Portfolio - Class O
  Shares                             --           --           --          30          --            (26)           4
Alger American MidCap Growth
  Portfolio - Class O Shares         --           --           --          (6)         26            (20)          --
American Century VP Inflation
  Protection Fund - Class II          2           (1)           1          (4)         --             --           (3)
American Century VP Value
  Fund - Class I                 37,502      (33,861)       3,641     114,253     236,566         36,125      390,585
Credit Suisse Small Cap Core
  I Portfolio                        --       (4,989)      (4,989)    114,728          --        (78,010)      31,729
Dreyfus IP MidCap Stock
  Portfolio - Initial shares      3,973      (12,004)      (8,031)    137,603     169,372       (238,432)      60,512
The Dreyfus Socially
  Responsible Growth Fund,
  Inc. - Initial shares           2,203      (24,839)     (22,636)   (297,641)         --        442,292      122,015
Dreyfus VIF Developing
  Leaders Portfolio - Initial
  shares                         13,136      (41,092)     (27,956)    107,734     271,654       (286,756)      64,676
Dreyfus VIF Quality Bond
  Portfolio - Initial shares    214,777      (62,471)     152,306     (56,366)         --         18,784      114,724
Evergreen VA High Income Fund
  - Class 1                     404,925      (22,192)     382,733       1,161          --         75,011      458,905
Evergreen VA Strategic Income
  Fund - Class 1                     --           --           --          --          --             --           --
Fidelity VIP Asset Manager
  Portfolio - Initial Class       3,352       (1,963)       1,389         102          --          5,585        7,076
Fidelity VIP Asset Manager
  Portfolio - Service Class 2    26,635      (12,000)      14,635      48,099          --        (14,147)      48,587
Fidelity VIP Contrafund
  Portfolio - Service Class 2    31,045      (44,253)     (13,208)    554,581     249,388       (475,904)     314,857
Fidelity VIP Equity-Income
  Portfolio - Service Class 2   101,843      (45,587)      56,256     142,950     412,043        (48,633)     562,616
Fidelity VIP Growth Portfolio
  - Service Class 2               3,957      (29,153)     (25,196)     67,458          --         58,840      101,102
Fidelity VIP Index 500
  Portfolio - Initial Class       1,286         (816)         470       4,384          --          2,458        7,312
Fidelity VIP Mid Cap
  Portfolio - Service Class 2        --           --           --          44          27            (56)          15
Fidelity VIP Overseas
  Portfolio - Initial Class         303         (546)        (243)        140         210          5,311        5,418
Franklin Templeton - Franklin
  Small Cap Value Securities
  Fund - Class 2                     --           --           --          51          --            (33)          18
Franklin Templeton - Franklin
  U.S. Government Fund -
  Class 2                            --           --           --          --          --             (2)          (2)
Franklin Templeton - Mutual
  Shares Securities Fund -
  Class 2                            --           --           --          38          --            (30)           8
Franklin Templeton -
  Templeton Foreign
  Securities Fund - Class 2      15,672      (17,339)      (1,667)    195,458          --         40,709      234,500
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund - Class 2     105,842      (20,463)      85,379     213,907      94,618       (134,995)     258,909
Goldman Sachs Capital Growth
  Fund                              136       (1,863)      (1,727)      9,217          --          2,055        9,545
Janus Aspen Series
  International Growth
  Portfolio - Service Shares     11,079       (7,887)       3,192      96,950          --        112,266      212,408
Janus Aspen Series Mid Cap
  Growth Portfolio - Service
  Shares                             --      (10,225)     (10,225)     96,607          --         (4,424)      81,958
Janus Aspen Series Worldwide
  Growth Portfolio - Service
  Shares                          7,814       (6,555)       1,259       5,262          --         64,109       70,630
JPMorgan Mid Cap Value
  Portfolio                          --           --           --          46          --            (32)          14
JPMorgan Small Company
  Portfolio                          --       (5,704)      (5,704)     67,262      11,736        (14,050)      59,244
LEVCO Equity Value Fund              --          (10)         (10)      7,939          --         (6,402)       1,527
MFS VIT Capital Opportunities
  Series - Initial Class          6,034      (17,002)     (10,968)     40,636          --        103,164      132,832
MFS VIT Emerging Growth
  Series - Initial Class             --      (51,786)     (51,786)   (409,783)         --        659,553      197,984
MFS VIT New Discovery Series
  - Initial Class                    --       (8,295)      (8,295)     17,570      11,700         38,074       59,049
MFS VIT Research Series -
  Initial Class                   4,373      (10,678)      (6,305)     53,107          --          9,539       56,341
Neuberger Berman AMT Balanced
  Portfolio - Class I                74         (142)         (68)         26          --            831          789
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I         --       (7,867)      (7,867)    185,048          --        (89,241)      87,940
Neuberger Berman AMT Partners
  Portfolio - Class I                --           --           --          --          --             --           --
Oppenheimer Balanced Fund/VA
  - Non- Service Shares               4           (1)           3          --           8            (11)          --
Oppenheimer Global Securities
  Fund/VA - Non-Service Shares        2           --            2          43          11            (47)           9
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                         135,585      (43,640)      91,945     151,209      71,260       (342,201)     (27,787)
PIMCO VIT Short-Term
  Portfolio - Administrative
  Class                          48,604      (15,318)      33,286          29          --         (1,272)      32,043
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                         153,569      (46,987)     106,582      13,775      17,095        (56,330)      81,122
Pioneer Fund VCT Portfolio -
  Class I                        17,869      (19,078)      (1,209)    100,597          --         96,533      195,921
Pioneer Growth Opportunities
  VCT Portfolio - Class I            --      (29,122)     (29,122)     96,479          --         15,331       82,688
Putnam VT Diversified Income
  Fund - Class IB                    10           --           10          (4)         --             (5)           1
Putnam VT Growth and Income
  Fund - Class IB                38,186      (32,979)       5,207      95,062      59,483        165,235      324,987
Putnam VT International
  Growth and Income Fund -
  Class IB                       10,911      (12,632)      (1,721)    102,325          --        109,038      209,642
Royce Small-Cap Portfolio         1,074       (6,610)      (5,536)      4,034      79,926        155,150      233,574

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2006


                         A            B          A+B=C           D              E             F           C+D+E+F
                     ---------- -------------- ----------  -------------- ------------- -------------- --------------
                                Mortality and                                           Net change in     Increase
                     Dividends   expense risk     Net           Net       Capital gain    unrealized   (decrease) in
                       from          and       investment     realized    distributions  appreciation    net assets
                      mutual    administrative   income    gain (loss) on  from mutual  (depreciation) resulting from
Divisions              funds       charges       (loss)     investments       funds     of investments   operations
---------            ---------- -------------- ----------  -------------- ------------- -------------- --------------
SunAmerica -
  Aggressive Growth
  Portfolio - Class
  1                  $       --  $        --   $       --   $        37    $       --    $       (30)   $         7
SunAmerica -
  SunAmerica
  Balanced
  Portfolio - Class
  1                          --           --           --             6            --             (5)             1
UIF Core Plus Fixed
  Income Portfolio
  - Class I              97,580      (34,788)      62,792        22,469        12,967        (42,907)        55,321
UIF Emerging
  Markets Equity
  Portfolio - Class
  I                      19,585      (35,225)     (15,640)      478,509        60,147        223,934        746,950
UIF Equity Growth
  Portfolio - Class
  I                          --     (107,036)    (107,036)     (673,032)           --        905,794        125,726
UIF Global Value
  Equity Portfolio
  - Class I              73,613      (64,072)       9,541       232,646       180,919        392,186        815,292
UIF High Yield
  Portfolio - Class
  I                     308,989      (52,864)     256,125      (143,782)           --        141,852        254,195
UIF International
  Magnum Portfolio
  - Class I               3,204      (46,811)     (43,607)      102,747       257,085        378,238        694,463
UIF U.S. Mid Cap
  Value Portfolio -
  Class I                30,513     (150,038)    (119,525)      614,024     1,316,331         23,322      1,834,152
UIF U.S. Real
  Estate Portfolio
  - Class I              45,233      (56,774)     (11,541)      671,209       271,563        335,679      1,266,910
UIF Value Portfolio
  - Class I             155,936     (123,274)      32,662       554,905       919,134       (278,503)     1,228,198
VALIC Company I -
  Blue Chip Growth
  Fund                      184         (350)        (166)       12,802            --           (932)        11,704
VALIC Company I -
  Core Value Fund           416         (293)         123         8,685            --            151          8,959
VALIC Company I -
  Health Sciences
  Fund                       --         (249)        (249)        2,415         7,340         (4,845)         4,661
VALIC Company I -
  International
  Equities Fund          11,581      (11,046)         535       216,293        43,847        (74,237)       186,438
VALIC Company I -
  Mid Cap Index Fund     20,773      (66,648)     (45,875)      546,790       289,321       (349,139)       441,097
VALIC Company I -
  Money Market I
  Fund                  367,203      (58,315)     308,888            --            --             --        308,888
VALIC Company I -
  Nasdaq-100 Index
  Fund                      278       (5,786)      (5,508)       31,740            --         (6,720)        19,512
VALIC Company I -
  Science &
  Technology Fund            --       (4,623)      (4,623)      (13,826)           --         23,954          5,505
VALIC Company I -
  Small Cap Index
  Fund                    2,631      (11,435)      (8,804)      117,608        35,303         (5,465)       138,642
VALIC Company I -
  Social Awareness
  Fund                       22          (46)         (24)           (4)          135            289            396
VALIC Company I -
  Stock Index Fund       44,090      (78,282)     (34,192)     (165,099)      170,664        809,586        780,959
Van Kampen Comstock
  Fund                  109,390      (39,986)      69,404        32,435       268,905        393,920        764,664
Van Kampen
  Corporate Bond
  Fund                    7,754       (1,238)       6,516        (1,622)           --         (1,144)         3,750
Van Kampen High
  Yield Fund            321,429      (33,889)     287,540    (1,201,003)           --      1,244,709        331,246
Van Kampen LIT
  Enterprise
  Portfolio - Class
  I                      68,448     (203,272)    (134,824)   (2,899,763)           --      3,818,625        784,038
Van Kampen LIT
  Government
  Portfolio - Class
  I                     337,006      (94,971)     242,035        (5,313)           --       (109,893)       126,829
Van Kampen LIT
  Growth and Income
  Portfolio - Class
  I                     502,264     (570,515)     (68,251)    2,774,144     2,784,195        (24,587)     5,465,501
Van Kampen LIT
  Money Market
  Portfolio - Class
  I                     136,997      (39,903)      97,094            --            --             --         97,094
Van Kampen LIT
  Strategic Growth
  Portfolio - Class
  I                          --     (171,683)    (171,683)   (3,938,114)           --      4,228,260        118,463
Van Kampen Reserve
  Fund                   10,662       (1,963)       8,699            --            --             --          8,699
Vanguard VIF High
  Yield Bond
  Portfolio                  12           --           12            (6)           --             (4)             2
Vanguard VIF REIT
  Index Portfolio             5           --            5            38            16            (43)            16
WM VT Balanced
  Portfolio           4,891,584   (3,188,670)   1,702,914     6,915,165            --     10,778,594     19,396,673
WM VT Conservative
  Balanced Portfolio    323,492     (167,794)     155,698       800,066        32,252       (164,987)       823,029
WM VT Conservative
  Growth Portfolio    2,576,974   (2,261,653)     315,321     3,576,334            --     12,091,426     15,983,081
WM VT Equity Income
  Fund                  464,472     (373,915)      90,557     2,175,444     1,367,612        440,151      4,073,764
WM VT Flexible
  Income Portfolio    1,648,083     (564,705)   1,083,378     2,449,624        22,890     (1,573,011)     1,982,881
WM VT Growth &
  Income Fund           532,781     (503,677)      29,104       439,729            --      2,915,129      3,383,962
WM VT Growth Fund        41,616     (499,976)    (458,360)   (8,672,057)           --     10,181,995      1,051,578
WM VT Income Fund     1,009,916     (241,845)     768,071       221,185         9,853       (441,126)       557,983
WM VT International
  Growth Fund           133,975     (125,849)       8,126       701,940            --        830,650      1,540,716
WM VT Mid Cap Stock
  Fund                  125,538     (100,621)      24,917       415,106       762,762       (196,122)     1,006,663
WM VT Money Market
  Fund                  335,781     (109,202)     226,579            --            --             --        226,579
WM VT Short Term
  Income Fund           271,011      (86,467)     184,544       (30,931)           --         32,489        186,102
WM VT Small Cap
  Growth Fund                --     (128,095)    (128,095)      114,568            --        493,670        480,143
WM VT Strategic
  Growth Portfolio      574,751     (745,867)    (171,116)      602,433            --      5,261,757      5,693,074
WM VT U.S.
  Government
  Securities Fund       846,411     (241,964)     604,447      (173,051)           --         43,182        474,578
WM VT West Coast
  Equity Fund           117,841     (319,124)    (201,283)    1,401,508       463,239        559,397      2,222,861

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2006 and 2005


                                                                                             Divisions
                                                                        ---------------------------------------------------
                                                                                                                    Alger
                                                                                                                  American
                                                                                       AIM V.I.                   Leveraged
                                                                         AIM V.I.    International   AIM V.I.      AllCap
                                                                        Core Equity     Growth        Premier    Portfolio -
                                                                          Fund -        Fund -     Equity Fund -   Class O
                                                                         Series I      Series I      Series I      Shares
                                                                        -----------  ------------- ------------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $   (20,315)  $   (11,275)  $    33,754     $  --
   Net realized gain (loss) on investments                                   13,652       252,880      (650,084)       30
   Capital gain distributions from mutual funds                                  --            --            --        --
   Net change in unrealized appreciation (depreciation) of investments      378,244       296,399       926,190       (26)
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from operations                 371,581       538,004       309,860         4
                                                                        -----------   -----------   -----------     -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             1,961         1,844         4,323        --
   Net transfers from (to) other Divisions or fixed rate option           5,767,785       190,099    (5,707,316)       --
   Mortality reserve transfers                                                   --            --            --        --
   Contract withdrawals                                                  (1,307,620)   (1,035,576)     (734,852)       --
   Death benefits                                                           (15,858)      (34,605)      (22,374)       --
   Annuity benefits                                                              --          (228)           --      (184)
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from principal transactions   4,446,268      (878,466)   (6,460,219)     (184)
                                                                        -----------   -----------   -----------     -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   4,817,849      (340,462)   (6,150,359)     (180)
NET ASSETS:
   Beginning of year                                                             --     2,450,960     6,150,359       180
                                                                        -----------   -----------   -----------     -----
   End of year                                                          $ 4,817,849   $ 2,110,498   $        --     $  --
                                                                        ===========   ===========   ===========     =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $        --   $   (17,623)  $   (42,100)    $  (1)
   Net realized gain (loss) on investments                                       --       (82,739)   (1,117,926)        5
   Capital gain distributions from mutual funds                                  --            --            --        --
   Net change in unrealized appreciation (depreciation) of investments           --       461,810     1,422,879        22
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from operations                      --       361,448       262,853        26
                                                                        -----------   -----------   -----------     -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                --         1,763         8,452        --
   Net transfers from (to) other Divisions or fixed rate option                  --         9,874      (422,810)       --
   Mortality reserve transfers                                                   --            --            --        --
   Contract withdrawals                                                          --      (499,781)   (1,482,359)       --
   Death benefits                                                                --       (22,754)     (123,036)       --
   Annuity benefits                                                              --           (55)          (47)      (48)
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from principal transactions          --      (510,953)   (2,019,800)      (48)
                                                                        -----------   -----------   -----------     -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          --      (149,505)   (1,756,947)      (22)

NET ASSETS:
   Beginning of year                                                             --     2,600,465     7,907,306       202
                                                                        -----------   -----------   -----------     -----
   End of year                                                          $        --   $ 2,450,960   $ 6,150,359     $ 180
                                                                        ===========   ===========   ===========     =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                         Divisions
                                                                        -------------------------------------------
                                                                          Alger    American
                                                                        American   Century
                                                                         MidCap       VP                   Credit
                                                                         Growth   Inflation    American    Suisse
                                                                        Portfolio Protection  Century VP  Small Cap
                                                                        - Class O   Fund -   Value Fund -  Core I
                                                                         Shares    Class II    Class I    Portfolio
                                                                        --------- ---------- ------------ ---------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $  --     $   1     $    3,641  $  (4,989)
   Net realized gain (loss) on investments                                   (6)       (4)       114,253    114,728
   Capital gain distributions from mutual funds                              26        --        236,566         --
   Net change in unrealized appreciation (depreciation) of investments      (20)       --         36,125    (78,010)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from operations                  --        (3)       390,585     31,729
                                                                          -----     -----     ----------  ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            --        --          1,245      2,022
   Net transfers from (to) other Divisions or fixed rate option              --         1         14,865   (146,273)
   Mortality reserve transfers                                               --        --             --         --
   Contract withdrawals                                                      --        --       (820,735)  (230,737)
   Death benefits                                                            --        --             --         --
   Annuity benefits                                                        (179)     (161)          (178)      (161)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from principal transactions    (179)     (160)      (804,803)  (375,149)
                                                                          -----     -----     ----------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (179)     (163)      (414,218)  (343,420)

NET ASSETS:
   Beginning of year                                                        179       163      2,694,312    628,885
                                                                          -----     -----     ----------  ---------
   End of year                                                            $  --     $  --     $2,280,094  $ 285,465
                                                                          =====     =====     ==========  =========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $  (1)    $   8     $  (12,316) $  (9,427)
   Net realized gain (loss) on investments                                    3         1         46,529     51,745
   Capital gain distributions from mutual funds                               8        --        289,675         --
   Net change in unrealized appreciation (depreciation) of investments        8        (6)      (232,683)   (71,708)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from operations                  18         3         91,205    (29,390)
                                                                          -----     -----     ----------  ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            --        --          5,556         --
   Net transfers from (to) other Divisions or fixed rate option              --        --        315,883    (46,446)
   Mortality reserve transfers                                               --        --             --         --
   Contract withdrawals                                                      --        --       (427,255)   (54,613)
   Death benefits                                                            --        --        (20,934)        --
   Annuity benefits                                                         (49)      (46)           (48)       (44)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from principal transactions     (49)      (46)      (126,798)  (101,103)
                                                                          -----     -----     ----------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (31)      (43)       (35,593)  (130,493)

NET ASSETS:
   Beginning of year                                                        210       206      2,729,905    759,378
                                                                          -----     -----     ----------  ---------
   End of year                                                            $ 179     $ 163     $2,694,312  $ 628,885
                                                                          =====     =====     ==========  =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                            Divisions
                                                   ----------------------------------------------------------
                                                                   The Dreyfus
                                                     Dreyfus IP      Socially     Dreyfus VIF
                                                       MidCap      Responsible     Developing    Dreyfus VIF
                                                       Stock          Growth        Leaders      Quality Bond
                                                    Portfolio -    Fund, Inc. -   Portfolio -    Portfolio -
                                                   Initial shares Initial shares Initial shares Initial shares
                                                   -------------- -------------- -------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                      $   (8,031)    $  (22,636)   $   (27,956)   $   152,306
   Net realized gain (loss) on investments              137,603       (297,641)       107,734        (56,366)
   Capital gain distributions from mutual funds         169,372             --        271,654             --
   Net change in unrealized appreciation
     (depreciation) of investments                     (238,432)       442,292       (286,756)        18,784
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                             60,512        122,015         64,676        114,724
                                                     ----------     ----------    -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,250          1,924          4,804          1,494
   Net transfers from (to) other Divisions or
     fixed rate option                                  136,941        (73,528)       (45,869)      (269,608)
   Mortality reserve transfers                               --             --             --             --
   Contract withdrawals                                (516,570)      (700,923)      (978,753)    (1,450,046)
   Death benefits                                        (7,649)       (14,215)       (46,879)       (55,974)
   Annuity benefits                                          --             --             --             --
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (386,028)      (786,742)    (1,066,697)    (1,774,134)
                                                     ----------     ----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (325,516)      (664,727)    (1,002,021)    (1,659,410)

NET ASSETS:
   Beginning of year                                  1,079,713      2,200,322      3,594,950      5,563,497
                                                     ----------     ----------    -----------    -----------
   End of year                                       $  754,197     $1,535,595    $ 2,592,929    $ 3,904,087
                                                     ==========     ==========    ===========    ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  (14,147)    $  (35,001)   $   (53,606)   $   140,586
   Net realized gain (loss) on investments               53,622       (604,570)        83,019        (45,528)
   Capital gain distributions from mutual funds           4,404             --             --             --
   Net change in unrealized appreciation
     (depreciation) of investments                       30,775        680,611        117,384        (25,489)
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                             74,654         41,040        146,797         69,569
                                                     ----------     ----------    -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,572            858         19,238         18,642
   Net transfers from (to) other Divisions or
     fixed rate option                                  (48,286)      (195,591)      (300,956)      (109,440)
   Mortality reserve transfers                               --             --             --             --
   Contract withdrawals                                (117,945)      (690,910)      (886,596)    (1,214,821)
   Death benefits                                       (10,407)       (87,108)       (21,991)      (180,922)
   Annuity benefits                                         (51)            --            (47)           (46)
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (175,117)      (972,751)    (1,190,352)    (1,486,587)
                                                     ----------     ----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (100,463)      (931,711)    (1,043,555)    (1,417,018)

NET ASSETS:
   Beginning of year                                  1,180,176      3,132,033      4,638,505      6,980,515
                                                     ----------     ----------    -----------    -----------
   End of year                                       $1,079,713     $2,200,322    $ 3,594,950    $ 5,563,497
                                                     ==========     ==========    ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                          Divisions
                                                                        ---------------------------------------------
                                                                                    Evergreen  Fidelity   Fidelity VIP
                                                                         Evergreen     VA      VIP Asset     Asset
                                                                          VA High   Strategic   Manager     Manager
                                                                          Income     Income   Portfolio - Portfolio -
                                                                          Fund -     Fund -     Initial     Service
                                                                          Class 1    Class 1     Class      Class 2
                                                                        ----------  --------- ----------- ------------
For the Year Ended December 31, 2006
OPERATIONS:

   Net investment income (loss)                                         $  382,733  $     --   $  1,389    $   14,635
   Net realized gain (loss) on investments                                   1,161        --        102        48,099
   Capital gain distributions from mutual funds                                 --        --         --            --
   Net change in unrealized appreciation (depreciation) of investments      75,011        --      5,585       (14,147)
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from operations                458,905        --      7,076        48,587
                                                                        ----------  --------   --------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --        --         --         4,634
   Net transfers from (to) other Divisions or fixed rate option                 (9)       --         (4)       41,863
   Mortality reserve transfers                                                  --        --         --            --
   Contract withdrawals                                                         --        --       (141)     (363,019)
   Death benefits                                                               --        --         --            --
   Annuity benefits                                                             --        --         --          (165)
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from principal transactions         (9)       --       (145)     (316,687)
                                                                        ----------  --------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    458,896        --      6,931      (268,100)

NET ASSETS:
   Beginning of year                                                     5,387,853        --    124,771     1,061,012
                                                                        ----------  --------   --------    ----------
   End of year                                                          $5,846,749  $     --   $131,702    $  792,912
                                                                        ==========  ========   ========    ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $  297,599  $    (50)  $  1,455    $   13,687
   Net realized gain (loss) on investments                                  21,902       937          3         7,866
   Capital gain distributions from mutual funds                                 --        --         43           388
   Net change in unrealized appreciation (depreciation) of investments    (264,419)   (1,677)     1,336         1,428
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from operations                 55,082      (790)     2,837        23,369
                                                                        ----------  --------   --------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --        --         --         2,499
   Net transfers from (to) other Divisions or fixed rate option           (301,998)       --         --       (20,248)
   Mortality reserve transfers                                                  --        --         --            --
   Contract withdrawals                                                    (30,785)  (33,950)    (6,076)     (121,042)
   Death benefits                                                               --        --    (17,298)       (1,837)
   Annuity benefits                                                             --        --         --           (46)
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from principal transactions   (332,783)  (33,950)   (23,374)     (140,674)
                                                                        ----------  --------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (277,701)  (34,740)   (20,537)     (117,305)

NET ASSETS:
   Beginning of year                                                     5,665,554    34,740    145,308     1,178,317
                                                                        ----------  --------   --------    ----------
   End of year                                                          $5,387,853  $     --   $124,771    $1,061,012
                                                                        ==========  ========   ========    ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                            Divisions
                                         ------------------------------------------------------------------------------
                                            Fidelity VIP        Fidelity VIP        Fidelity VIP        Fidelity VIP
                                             Contrafund         Equity-Income          Growth             Index 500
                                         Portfolio - Service Portfolio - Service Portfolio - Service Portfolio - Initial
                                               Class 2             Class 2             Class 2              Class
                                         ------------------- ------------------- ------------------- -------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $   (13,208)        $   56,256          $  (25,196)          $    470
   Net realized gain (loss) on
     investments                                 554,581            142,950              67,458              4,384
   Capital gain distributions from
     mutual funds                                249,388            412,043                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                (475,904)           (48,633)             58,840              2,458
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from operations                      314,857            562,616             101,102              7,312
                                             -----------         ----------          ----------           --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 12,111             11,883               3,077                 --
   Net transfers from (to) other
     Divisions or fixed rate option              240,852            (11,749)             50,573                 (8)
   Mortality reserve transfers                        --                 --                  --                 --
   Contract withdrawals                       (1,038,596)          (955,819)           (695,537)              (210)
   Death benefits                                (92,806)           (15,762)            (27,790)           (34,528)
   Annuity benefits                                 (199)              (182)               (165)                --
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from principal transactions         (878,638)          (971,629)           (669,842)           (34,746)
                                             -----------         ----------          ----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (563,781)          (409,013)           (568,740)           (27,434)

NET ASSETS:
   Beginning of year                           3,617,233          3,679,123           2,455,944             73,329
                                             -----------         ----------          ----------           --------
   End of year                               $ 3,053,452         $3,270,110          $1,887,204           $ 45,895
                                             ===========         ==========          ==========           ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $   (42,107)        $    6,706          $  (26,630)          $    289
   Net realized gain (loss) on
     investments                                 322,388             56,343             (15,315)               710
   Capital gain distributions from
     mutual funds                                    634            143,767                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 186,753            (63,556)            134,689              1,361
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from operations                      467,668            143,260              92,744              2,360
                                             -----------         ----------          ----------           --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 21,312             18,554              23,015                 --
   Net transfers from (to) other
     Divisions or fixed rate option              415,545             25,009              (2,484)                 6
   Mortality reserve transfers                        --                 --                  --                 --
   Contract withdrawals                       (1,033,779)          (584,494)           (338,361)           (11,582)
   Death benefits                                (26,929)           (32,408)               (386)                --
   Annuity benefits                                  (52)               (48)                (45)                --
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from principal transactions         (623,903)          (573,387)           (318,261)           (11,576)
                                             -----------         ----------          ----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (156,235)          (430,127)           (225,517)            (9,216)

NET ASSETS:
   Beginning of year                           3,773,468          4,109,250           2,681,461             82,545
                                             -----------         ----------          ----------           --------
   End of year                               $ 3,617,233         $3,679,123          $2,455,944           $ 73,329
                                             ===========         ==========          ==========           ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                   Divisions
                                                   -------------------------------------------------------------------------
                                                                                                                  Franklin
                                                                                                 Franklin        Templeton -
                                                    Fidelity VIP Mid      Fidelity VIP     Templeton - Franklin Franklin U.S.
                                                           Cap              Overseas         Small Cap Value     Government
                                                   Portfolio - Service Portfolio - Initial  Securities Fund -      Fund -
                                                         Class 2              Class              Class 2           Class 2
                                                   ------------------- ------------------- -------------------- -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                           $  --              $  (243)             $  --             $  --
   Net realized gain (loss) on investments                   44                  140                 51                --
   Capital gain distributions from mutual funds              27                  210                 --                --
   Net change in unrealized appreciation
     (depreciation) of investments                          (56)               5,311                (33)               (2)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  operations                                                 15                5,418                 18                (2)
                                                          -----              -------              -----             -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                   --                 --                --
   Net transfers from (to) other Divisions or
     fixed rate option                                       --                   (7)                --                --
   Mortality reserve transfers                               --                   --                 --                --
   Contract withdrawals                                      --                 (200)                --                --
   Death benefits                                            --                   --                 --                --
   Annuity benefits                                        (228)                  --               (206)             (159)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  principal transactions                                   (228)                (207)              (206)             (159)
                                                          -----              -------              -----             -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (213)               5,211               (188)             (161)

NET ASSETS:
   Beginning of year                                        213               33,413                188               161
                                                          -----              -------              -----             -----
   End of year                                            $  --              $38,624              $  --             $  --
                                                          =====              =======              =====             =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $  (1)             $  (237)             $   1             $   8
   Net realized gain (loss) on investments                   13               (1,030)                 8                --
   Capital gain distributions from mutual funds               4                  175                  1                --
   Net change in unrealized appreciation
     (depreciation) of investments                           22                5,981                  7                (4)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  operations                                                 38                4,889                 17                 4
                                                          -----              -------              -----             -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                   --                 --                --
   Net transfers from (to) other Divisions or
     fixed rate option                                       (1)                  (2)                --                --
   Mortality reserve transfers                               --                   --                 --                --
   Contract withdrawals                                      --               (5,635)                --                --
   Death benefits                                            --                   --                 --                --
   Annuity benefits                                         (56)                  --                (52)              (45)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  principal transactions                                    (57)              (5,637)               (52)              (45)
                                                          -----              -------              -----             -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (19)                (748)               (35)              (41)

NET ASSETS:
   Beginning of year                                        232               34,161                223               202
                                                          -----              -------              -----             -----
   End of year                                            $ 213              $33,413              $ 188             $ 161
                                                          =====              =======              =====             =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                        Franklin            Franklin               Franklin
                                                   Templeton - Mutual Templeton - Templeton  Templeton - Templeton     Goldman
                                                   Shares Securities   Foreign Securities   Global Asset Allocation Sachs Capital
                                                     Fund - Class 2      Fund - Class 2         Fund - Class 2       Growth Fund
                                                   ------------------ --------------------- ----------------------- -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                          $  --             $   (1,667)            $    85,379         $ (1,727)
   Net realized gain (loss) on investments                  38                195,458                 213,907            9,217
   Capital gain distributions from mutual funds             --                     --                  94,618               --
   Net change in unrealized appreciation
     (depreciation) of investments                         (30)                40,709                (134,995)           2,055
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  operations                                                 8                234,500                 258,909            9,545
                                                         -----             ----------             -----------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           --                  1,337                   1,282               --
   Net transfers from (to) other Divisions or
     fixed rate option                                       1                 (7,816)                 86,389           (9,694)
   Mortality reserve transfers                              --                     --                      --               --
   Contract withdrawals                                     --               (680,862)             (1,182,395)         (44,523)
   Death benefits                                           --                (10,178)                (71,716)              --
   Annuity benefits                                       (192)                  (203)                     --               --
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  principal transactions                                  (191)              (697,722)             (1,166,440)         (54,217)
                                                         -----             ----------             -----------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (183)              (463,222)               (907,531)         (44,672)

NET ASSETS:
   Beginning of year                                       183              1,628,521               1,998,242          154,830
                                                         -----             ----------             -----------         --------
   End of year                                           $  --             $1,165,299             $ 1,090,711         $110,158
                                                         =====             ==========             ===========         ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $   1             $   (1,985)            $    49,510         $ (2,016)
   Net realized gain (loss) on investments                   7                (82,702)                 33,384            2,880
   Capital gain distributions from mutual funds              1                     --                      --               --
   Net change in unrealized appreciation
     (depreciation) of investments                          11                226,933                 (39,385)           1,238
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  operations                                                20                142,246                  43,509            2,102
                                                         -----             ----------             -----------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           --                  2,151                   1,391               --
   Net transfers from (to) other Divisions or
     fixed rate option                                      (1)               (77,167)                182,380                1
   Mortality reserve transfers                              --                     --                      --               --
   Contract withdrawals                                     --               (309,203)               (280,626)         (28,106)
   Death benefits                                           --                (54,254)                (30,273)              --
   Annuity benefits                                        (50)                   (51)                     --               --
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  principal transactions                                   (51)              (438,524)               (127,128)         (28,105)
                                                         -----             ----------             -----------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (31)              (296,278)                (83,619)         (26,003)

NET ASSETS:
   Beginning of year                                       214              1,924,799               2,081,861          180,833
                                                         -----             ----------             -----------         --------
   End of year                                           $ 183             $1,628,521             $ 1,998,242         $154,830
                                                         =====             ==========             ===========         ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                 Divisions
                                                   --------------------------------------------------------------------
                                                       Janus Aspen
                                                         Series            Janus Aspen         Janus Aspen
                                                      International      Series Mid Cap     Series Worldwide   JPMorgan
                                                         Growth              Growth              Growth         Mid Cap
                                                   Portfolio - Service Portfolio - Service Portfolio - Service   Value
                                                         Shares              Shares              Shares        Portfolio
                                                   ------------------- ------------------- ------------------- ---------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                         $   3,192          $  (10,225)          $   1,259        $  --
   Net realized gain (loss) on investments                 96,950              96,607               5,262           46
   Capital gain distributions from mutual funds                --                  --                  --           --
   Net change in unrealized appreciation
     (depreciation) of investments                        112,266              (4,424)             64,109          (32)
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  operations                                              212,408              81,958              70,630           14
                                                        ---------          ----------           ---------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             984               1,510                 450           --
   Net transfers from (to) other Divisions or
     fixed rate option                                    158,402             (21,779)              2,485         (201)
   Mortality reserve transfers                                 --                  --                  --           --
   Contract withdrawals                                  (123,025)           (273,918)           (123,152)          --
   Death benefits                                         (70,207)                 --                  --           --
   Annuity benefits                                          (278)               (193)                 --           --
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  principal transactions                                  (34,124)           (294,380)           (120,217)        (201)
                                                        ---------          ----------           ---------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                   178,284            (212,422)            (49,587)        (187)

NET ASSETS:
   Beginning of year                                      505,918             878,051             522,297          187
                                                        ---------          ----------           ---------        -----
   End of year                                          $ 684,202          $  665,629           $ 472,710        $  --
                                                        =========          ==========           =========        =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (1,058)         $  (12,273)          $  (1,466)       $  --
   Net realized gain (loss) on investments                 29,530              31,767                (919)           8
   Capital gain distributions from mutual funds                --                  --                  --            3
   Net change in unrealized appreciation
     (depreciation) of investments                         85,400              67,435              17,138            8
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  operations                                              113,872              86,929              14,753           19
                                                        ---------          ----------           ---------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             966               1,377                 925           --
   Net transfers from (to) other Divisions or
     fixed rate option                                     71,776              (7,013)            (21,435)          --
   Mortality reserve transfers                                 --                  --                  --           --
   Contract withdrawals                                   (74,815)           (208,645)           (198,746)          --
   Death benefits                                              --                (625)            (14,018)          --
   Annuity benefits                                           (60)                (51)                (47)         (52)
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  principal transactions                                   (2,133)           (214,957)           (233,321)         (52)
                                                        ---------          ----------           ---------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                   111,739            (128,028)           (218,568)         (33)

NET ASSETS:
   Beginning of year                                      394,179           1,006,079             740,865          220
                                                        ---------          ----------           ---------        -----
   End of year                                          $ 505,918          $  878,051           $ 522,297        $ 187
                                                        =========          ==========           =========        =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                             Divisions
                                                   ------------------------------------------------------------
                                                                                                    MFS VIT
                                                                               MFS VIT Capital      Emerging
                                                   JPMorgan Small               Opportunities        Growth
                                                      Company     LEVCO Equity Series - Initial Series - Initial
                                                     Portfolio     Value Fund       Class            Class
                                                   -------------- ------------ ---------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                      $  (5,704)     $    (10)     $  (10,968)     $   (51,786)
   Net realized gain (loss) on investments              67,262         7,939          40,636         (409,783)
   Capital gain distributions from mutual funds         11,736            --              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                     (14,050)       (6,402)        103,164          659,553
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                            59,244         1,527         132,832          197,984
                                                     ---------      --------      ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          564            --           2,520            4,908
   Net transfers from (to) other Divisions or
     fixed rate option                                 212,431       (43,015)        (45,148)        (285,365)
   Mortality reserve transfers                              --            --              --               --
   Contract withdrawals                               (322,731)           --        (404,801)      (1,482,558)
   Death benefits                                      (10,577)           --         (13,133)         (20,210)
   Annuity benefits                                       (197)           --              --               --
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                              (120,510)      (43,015)       (460,562)      (1,783,225)
                                                     ---------      --------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (61,266)      (41,488)       (327,730)      (1,585,241)

NET ASSETS:
   Beginning of year                                   442,255        41,488       1,471,930        4,647,975
                                                     ---------      --------      ----------      -----------
   End of year                                       $ 380,989      $     --      $1,144,200      $ 3,062,734
                                                     =========      ========      ==========      ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  (6,179)     $   (215)     $   (9,194)     $   (67,613)
   Net realized gain (loss) on investments              29,865         8,099          28,014       (1,281,203)
   Capital gain distributions from mutual funds         59,828           695              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                     (76,618)       (3,229)        (22,187)       1,679,959
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                             6,896         5,350          (3,367)         331,143
                                                     ---------      --------      ----------      -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          237            --          15,569           14,094
   Net transfers from (to) other Divisions or
     fixed rate option                                 100,893       (29,515)        (47,723)        (275,972)
   Mortality reserve transfers                              --            --              --               --
   Contract withdrawals                               (113,263)           --        (249,091)      (1,138,294)
   Death benefits                                       (1,109)           --            (310)         (47,762)
   Annuity benefits                                        (51)           --             (47)             (47)
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (13,293)      (29,515)       (281,602)      (1,447,981)
                                                     ---------      --------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,397)      (24,165)       (284,969)      (1,116,838)

NET ASSETS:
   Beginning of year                                   448,652        65,653       1,756,899        5,764,813
                                                     ---------      --------      ----------      -----------
   End of year                                       $ 442,255      $ 41,488      $1,471,930      $ 4,647,975
                                                     =========      ========      ==========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                          Divisions
                                                                        ---------------------------------------------
                                                                                                Neuberger   Neuberger
                                                                        MFS VIT New  MFS VIT     Berman      Berman
                                                                         Discovery   Research      AMT     AMT Mid-Cap
                                                                         Series -    Series -   Balanced     Growth
                                                                          Initial    Initial   Portfolio - Portfolio -
                                                                           Class      Class      Class I     Class I
                                                                        ----------- ---------  ----------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                          $  (8,295) $  (6,305)   $   (68)   $  (7,867)
   Net realized gain (loss) on investments                                  17,570     53,107         26      185,048
   Capital gain distributions from mutual funds                             11,700         --         --           --
   Net change in unrealized appreciation (depreciation) of investments      38,074      9,539        831      (89,241)
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from operations                 59,049     56,341        789       87,940
                                                                         ---------  ---------    -------    ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               55        400         --          774
   Net transfers from (to) other Divisions or fixed rate option             (3,823)   (37,651)        --     (122,064)
   Mortality reserve transfers                                                  --         --         --           --
   Contract withdrawals                                                   (182,102)  (293,400)        (4)    (267,055)
   Death benefits                                                          (26,107)        --         --       (7,885)
   Annuity benefits                                                           (177)      (181)        --         (199)
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from principal transactions   (212,154)  (330,832)        (4)    (396,429)
                                                                         ---------  ---------    -------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (153,105)  (274,491)       785     (308,489)

NET ASSETS:
   Beginning of year                                                       686,906    960,037      8,784      873,352
                                                                         ---------  ---------    -------    ---------
   End of year                                                           $ 533,801  $ 685,546    $ 9,569    $ 564,863
                                                                         =========  =========    =======    =========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                          $  (9,579) $  (8,300)   $   (51)   $ (11,113)
   Net realized gain (loss) on investments                                  10,502     16,614        156       15,882
   Capital gain distributions from mutual funds                                 --         --         --           --
   Net change in unrealized appreciation (depreciation) of investments      19,552     47,955        503       88,596
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from operations                 20,475     56,269        608       93,365
                                                                         ---------  ---------    -------    ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                           20,634      1,225         --        1,222
   Net transfers from (to) other Divisions or fixed rate option            (35,107)    45,542         (1)      56,891
   Mortality reserve transfers                                                  --         --         --           --
   Contract withdrawals                                                   (119,345)  (117,589)    (2,613)    (113,781)
   Death benefits                                                             (907)      (712)        --           --
   Annuity benefits                                                            (45)       (48)        --          (49)
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from principal transactions   (134,770)   (71,582)    (2,614)     (55,717)
                                                                         ---------  ---------    -------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (114,295)   (15,313)    (2,006)      37,648

NET ASSETS:
   Beginning of year                                                       801,201    975,350     10,790      835,704
                                                                         ---------  ---------    -------    ---------
   End of year                                                           $ 686,906  $ 960,037    $ 8,784    $ 873,352
                                                                         =========  =========    =======    =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                            Divisions
                                                                        -------------------------------------------------
                                                                         Neuberger              Oppenheimer
                                                                          Berman    Oppenheimer   Global      PIMCO VIT
                                                                            AMT      Balanced   Securities   Real Return
                                                                         Partners    Fund/VA -   Fund/VA -   Portfolio -
                                                                        Portfolio - Non-Service Non-Service Administrative
                                                                          Class I     Shares      Shares        Class
                                                                        ----------- ----------- ----------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $    --      $   3       $   2     $    91,945
   Net realized gain (loss) on investments                                     --         --          43         151,209
   Capital gain distributions from mutual funds                                --          8          11          71,260
   Net change in unrealized appreciation (depreciation) of investments         --        (11)        (47)       (342,201)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from operations                    --         --           9         (27,787)
                                                                          -------      -----       -----     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --         --          --           4,843
   Net transfers from (to) other Divisions or fixed rate option                --          1          --        (325,151)
   Mortality reserve transfers                                                 --         --          --              --
   Contract withdrawals                                                        --         --          --      (1,047,059)
   Death benefits                                                              --         --          --         (69,821)
   Annuity benefits                                                            --       (174)       (211)           (165)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from principal transactions        --       (173)       (211)     (1,437,353)
                                                                          -------      -----       -----     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        --       (173)       (202)     (1,465,140)

NET ASSETS:
   Beginning of year                                                           --        173         202       4,090,914
                                                                          -------      -----       -----     -----------
   End of year                                                            $    --      $  --       $  --     $ 2,625,774
                                                                          =======      =====       =====     ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $    (6)     $   3       $   2     $    62,235
   Net realized gain (loss) on investments                                    442          3          10         163,649
   Capital gain distributions from mutual funds                                --          8          --          44,773
   Net change in unrealized appreciation (depreciation) of investments       (329)        (7)         16        (239,233)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from operations                   107          7          28          31,424
                                                                          -------      -----       -----     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --         --          --          15,938
   Net transfers from (to) other Divisions or fixed rate option                --         --          --          67,795
   Mortality reserve transfers                                                 --         --          --              --
   Contract withdrawals                                                    (3,037)        --          --        (680,895)
   Death benefits                                                              --         --          --         (10,080)
   Annuity benefits                                                            --        (47)        (52)            (46)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from principal transactions    (3,037)       (47)        (52)       (607,288)
                                                                          -------      -----       -----     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (2,930)       (40)        (24)       (575,864)

NET ASSETS:
   Beginning of year                                                        2,930        213         226       4,666,778
                                                                          -------      -----       -----     -----------
   End of year                                                            $    --      $ 173       $ 202     $ 4,090,914
                                                                          =======      =====       =====     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                               Divisions
                                                                        ------------------------------------------------------
                                                                                                                     Pioneer
                                                                          PIMCO VIT      PIMCO VIT                   Growth
                                                                          Short-Term    Total Return    Pioneer   Opportunities
                                                                         Portfolio -    Portfolio -    Fund VCT        VCT
                                                                        Administrative Administrative Portfolio -  Portfolio -
                                                                            Class          Class        Class I      Class I
                                                                        -------------- -------------- ----------- -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $   33,286     $  106,582   $   (1,209)  $  (29,122)
   Net realized gain (loss) on investments                                        29         13,775      100,597       96,479
   Capital gain distributions from mutual funds                                   --         17,095           --           --
   Net change in unrealized appreciation (depreciation) of investments        (1,272)       (56,330)      96,533       15,331
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from operations                   32,043         81,122      195,921       82,688
                                                                          ----------     ----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              1,179          9,296          150        3,914
   Net transfers from (to) other Divisions or fixed rate option                2,563         63,519      (38,919)    (152,024)
   Mortality reserve transfers                                                    --             --           --           --
   Contract withdrawals                                                     (320,465)      (700,803)    (716,260)    (651,022)
   Death benefits                                                                 --        (30,085)     (16,086)     (19,968)
   Annuity benefits                                                             (160)          (163)          --           --
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from principal transactions     (316,883)      (658,236)    (771,115)    (819,100)
                                                                          ----------     ----------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (284,840)      (577,114)    (575,194)    (736,412)

NET ASSETS:
   Beginning of year                                                       1,228,687      3,752,964    1,695,800    2,465,661
                                                                          ----------     ----------   ----------   ----------
   End of year                                                            $  943,847     $3,175,850   $1,120,606   $1,729,249
                                                                          ==========     ==========   ==========   ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $   17,629     $   81,497   $     (771)  $  (36,751)
   Net realized gain (loss) on investments                                       792         40,005       18,573       35,690
   Capital gain distributions from mutual funds                                   --         60,192           --           --
   Net change in unrealized appreciation (depreciation) of investments        (4,539)      (137,226)      64,976      126,850
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from operations                   13,882         44,468       82,778      125,789
                                                                          ----------     ----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                767         27,517          194        5,519
   Net transfers from (to) other Divisions or fixed rate option               79,275        155,571      (72,686)    (100,650)
   Mortality reserve transfers                                                    --             --           --           --
   Contract withdrawals                                                     (137,142)      (627,565)    (433,382)    (781,416)
   Death benefits                                                                 --        (96,907)      (9,699)     (16,498)
   Annuity benefits                                                              (43)           (45)          --           --
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from principal transactions      (57,143)      (541,429)    (515,573)    (893,045)
                                                                          ----------     ----------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (43,261)      (496,961)    (432,795)    (767,256)

NET ASSETS:
   Beginning of year                                                       1,271,948      4,249,925    2,128,595    3,232,917
                                                                          ----------     ----------   ----------   ----------
   End of year                                                            $1,228,687     $3,752,964   $1,695,800   $2,465,661
                                                                          ==========     ==========   ==========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                            Divisions
                                                                        ------------------------------------------------
                                                                                                  Putnam VT
                                                                         Putnam VT  Putnam VT   International
                                                                        Diversified Growth and   Growth and
                                                                          Income      Income       Income        Royce
                                                                          Fund -      Fund -       Fund -      Small-Cap
                                                                         Class IB    Class IB     Class IB     Portfolio
                                                                        ----------- ----------  ------------- ----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                            $  10    $    5,207    $  (1,721)  $   (5,536)
   Net realized gain (loss) on investments                                    (4)       95,062      102,325        4,034
   Capital gain distributions from mutual funds                               --        59,483           --       79,926
   Net change in unrealized appreciation (depreciation) of investments        (5)      165,235      109,038      155,150
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from operations                    1       324,987      209,642      233,574
                                                                           -----    ----------    ---------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --         7,782          455           --
   Net transfers from (to) other Divisions or fixed rate option               --        (5,981)      67,563       43,029
   Mortality reserve transfers                                                --            --           --           --
   Contract withdrawals                                                       --      (585,961)    (117,172)          --
   Death benefits                                                             --       (29,917)     (31,605)          --
   Annuity benefits                                                         (171)           --         (221)          --
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from principal transactions     (171)     (614,077)     (80,980)      43,029
                                                                           -----    ----------    ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (170)     (289,090)     128,662      276,603

NET ASSETS:
   Beginning of year                                                         170     2,704,936      862,246    1,514,045
                                                                           -----    ----------    ---------   ----------
   End of year                                                             $  --    $2,415,846    $ 990,908   $1,790,648
                                                                           =====    ==========    =========   ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                            $  15    $    6,832    $  (3,752)  $   (5,112)
   Net realized gain (loss) on investments                                     1        32,534       26,180        5,689
   Capital gain distributions from mutual funds                               --            --           --       15,842
   Net change in unrealized appreciation (depreciation) of investments       (10)       61,141       72,803       85,992
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from operations                    6       100,507       95,231      102,411
                                                                           -----    ----------    ---------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --        32,270        8,335       60,388
   Net transfers from (to) other Divisions or fixed rate option               (1)       (9,793)     119,069      313,477
   Mortality reserve transfers                                                --            --           --           --
   Contract withdrawals                                                       --      (287,051)     (73,220)     (12,754)
   Death benefits                                                             --       (19,741)          --           --
   Annuity benefits                                                          (46)          (46)         (51)          --
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from principal transactions      (47)     (284,361)      54,133      361,111
                                                                           -----    ----------    ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (41)     (183,854)     149,364      463,522

NET ASSETS:
   Beginning of year                                                         211     2,888,790      712,882    1,050,523
                                                                           -----    ----------    ---------   ----------
   End of year                                                             $ 170    $2,704,936    $ 862,246   $1,514,045
                                                                           =====    ==========    =========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                             Divisions
                                                                        --------------------------------------------------
                                                                        SunAmerica - SunAmerica -  UIF Core    UIF Emerging
                                                                         Aggressive   SunAmerica  Plus Fixed     Markets
                                                                           Growth      Balanced     Income        Equity
                                                                        Portfolio -  Portfolio -  Portfolio -  Portfolio -
                                                                          Class 1      Class 1      Class I      Class I
                                                                        ------------ ------------ -----------  ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                            $  --        $  --     $    62,792   $  (15,640)
   Net realized gain (loss) on investments                                    37            6          22,469      478,509
   Capital gain distributions from mutual funds                               --           --          12,967       60,147
   Net change in unrealized appreciation (depreciation) of investments       (30)          (5)        (42,907)     223,934
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from operations                    7            1          55,321      746,950
                                                                           -----        -----     -----------   ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           --           1,050           45
   Net transfers from (to) other Divisions or fixed rate option               (1)          --         398,906      (12,045)
   Mortality reserve transfers                                                --           --              --           --
   Contract withdrawals                                                       --           --        (559,802)    (628,450)
   Death benefits                                                             --           --         (21,097)     (17,329)
   Annuity benefits                                                         (190)        (166)             --           --
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from principal transactions     (191)        (166)       (180,943)    (657,779)
                                                                           -----        -----     -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (184)        (165)       (125,622)      89,171

NET ASSETS:
   Beginning of year                                                         184          165       2,592,775    2,442,958
                                                                           -----        -----     -----------   ----------
   End of year                                                             $  --        $  --     $ 2,467,153   $2,532,129
                                                                           =====        =====     ===========   ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                            $  (1)       $   4     $    59,463   $  (21,624)
   Net realized gain (loss) on investments                                     7            1          60,104      (19,871)
   Capital gain distributions from mutual funds                               --           --          20,915           --
   Net change in unrealized appreciation (depreciation) of investments        11           (2)        (58,971)     646,053
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from operations                   17            3          81,511      604,558
                                                                           -----        -----     -----------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           --             963        1,606
   Net transfers from (to) other Divisions or fixed rate option               --           --         127,396       57,638
   Mortality reserve transfers                                                --           --              --           --
   Contract withdrawals                                                       --           --      (1,015,620)    (347,304)
   Death benefits                                                             --           --         (79,780)     (36,716)
   Annuity benefits                                                          (49)         (45)             --       (3,868)
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from principal transactions      (49)         (45)       (967,041)    (328,644)
                                                                           -----        -----     -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (32)         (42)       (885,530)     275,914

NET ASSETS:
   Beginning of year                                                         216          207       3,478,305    2,167,044
                                                                           -----        -----     -----------   ----------
   End of year                                                             $ 184        $ 165     $ 2,592,775   $2,442,958
                                                                           =====        =====     ===========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                          Divisions
                                                   -------------------------------------------------------
                                                   UIF Equity    UIF Global   UIF High    UIF International
                                                     Growth     Value Equity    Yield          Magnum
                                                   Portfolio -  Portfolio -  Portfolio -     Portfolio -
                                                     Class I      Class I      Class I         Class I
                                                   -----------  ------------ -----------  -----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                    $  (107,036) $     9,541  $   256,125     $  (43,607)
   Net realized gain (loss) on investments            (673,032)     232,646     (143,782)       102,747
   Capital gain distributions from mutual funds             --      180,919           --        257,085
   Net change in unrealized appreciation
     (depreciation) of investments                     905,794      392,186      141,852        378,238
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                           125,726      815,292      254,195        694,463
                                                   -----------  -----------  -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        6,544        4,301        1,050          5,569
   Net transfers from (to) other Divisions or
     fixed rate option                                (526,037)       8,456      (12,998)       166,131
   Mortality reserve transfers                              --           --           --             --
   Contract withdrawals                             (1,875,313)  (1,008,161)  (1,286,314)      (904,432)
   Death benefits                                     (156,939)    (141,188)     (55,983)       (64,408)
   Annuity benefits                                         --           --           --             --
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                            (2,551,745)  (1,136,592)  (1,354,245)      (797,140)
                                                   -----------  -----------  -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (2,426,019)    (321,300)  (1,100,050)      (102,677)

NET ASSETS:
   Beginning of year                                 9,168,173    4,925,118    4,439,353      3,368,662
                                                   -----------  -----------  -----------     ----------
   End of year                                     $ 6,742,154  $ 4,603,818  $ 3,339,303     $3,265,985
                                                   ===========  ===========  ===========     ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                    $   (85,967) $   (21,762) $   303,251     $   (7,227)
   Net realized gain (loss) on investments          (1,126,271)     152,236     (419,333)        57,675
   Capital gain distributions from mutual funds             --       36,804           --             --
   Net change in unrealized appreciation
     (depreciation) of investments                   2,377,592       36,941       86,081        244,115
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                         1,165,354      204,219      (30,001)       294,563
                                                   -----------  -----------  -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                       13,084        8,904        2,283          2,171
   Net transfers from (to) other Divisions or
     fixed rate option                                (343,861)      (7,631)    (161,314)      (118,919)
   Mortality reserve transfers                              --           --           --             --
   Contract withdrawals                             (2,471,587)  (1,399,010)  (1,036,385)      (705,418)
   Death benefits                                     (333,964)     (34,469)    (186,580)       (63,832)
   Annuity benefits                                        (48)      (3,184)         (45)        (2,600)
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                            (3,136,376)  (1,435,390)  (1,382,041)      (888,598)
                                                   -----------  -----------  -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,971,022)  (1,231,171)  (1,412,042)      (594,035)

NET ASSETS:
   Beginning of year                                11,139,195    6,156,289    5,851,395      3,962,697
                                                   -----------  -----------  -----------     ----------
   End of year                                     $ 9,168,173  $ 4,925,118  $ 4,439,353     $3,368,662
                                                   ===========  ===========  ===========     ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                             Divisions
                                                                        --------------------------------------------------
                                                                                                                   VALIC
                                                                        UIF U.S. Mid UIF U.S. Real              Company I -
                                                                         Cap Value      Estate      UIF Value    Blue Chip
                                                                        Portfolio -   Portfolio -  Portfolio -    Growth
                                                                          Class I       Class I      Class I       Fund
                                                                        ------------ ------------- -----------  -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $  (119,525)  $   (11,541) $    32,662   $   (166)
   Net realized gain (loss) on investments                                  614,024       671,209      554,905     12,802
   Capital gain distributions from mutual funds                           1,316,331       271,563      919,134         --
   Net change in unrealized appreciation (depreciation) of investments       23,322       335,679     (278,503)      (932)
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from operations               1,834,152     1,266,910    1,228,198     11,704
                                                                        -----------   -----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             6,374           580        3,044         --
   Net transfers from (to) other Divisions or fixed rate option            (384,819)     (121,807)      53,060     13,894
   Mortality reserve transfers                                                   --            --           --         --
   Contract withdrawals                                                  (2,481,560)     (964,666)  (1,847,821)   (48,688)
   Death benefits                                                           (98,183)      (36,768)    (220,209)        --
   Annuity benefits                                                              --            --           --         --
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions  (2,958,188)   (1,122,661)  (2,011,926)   (34,794)
                                                                        -----------   -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,124,036)      144,249     (783,728)   (23,090)

NET ASSETS:
   Beginning of year                                                     11,507,341     4,033,782    9,305,629    122,382
                                                                        -----------   -----------  -----------   --------
   End of year                                                          $10,383,305   $ 4,178,031  $ 8,521,901   $ 99,292
                                                                        ===========   ===========  ===========   ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $  (134,330)  $    (7,879) $    (7,743)  $   (310)
   Net realized gain (loss) on investments                                  465,924       848,412      663,947      4,505
   Capital gain distributions from mutual funds                             175,244       116,980      565,443         --
   Net change in unrealized appreciation (depreciation) of investments      721,412      (351,153)    (949,252)     4,749
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from operations               1,228,250       606,360      272,395      8,944
                                                                        -----------   -----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            18,911        18,906        3,075         --
   Net transfers from (to) other Divisions or fixed rate option             (20,474)      106,677      (11,576)    64,086
   Mortality reserve transfers                                                   --            --           --         --
   Contract withdrawals                                                  (3,152,820)   (1,521,765)  (2,548,563)   (42,874)
   Death benefits                                                          (337,126)      (86,139)    (136,724)        --
   Annuity benefits                                                          (3,939)           --       (3,367)        --
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions  (3,495,448)   (1,482,321)  (2,697,155)    21,212
                                                                        -----------   -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (2,267,198)     (875,961)  (2,424,760)    30,156

NET ASSETS:
   Beginning of year                                                     13,774,539     4,909,743   11,730,389     92,226
                                                                        -----------   -----------  -----------   --------
   End of year                                                          $11,507,341   $ 4,033,782  $ 9,305,629   $122,382
                                                                        ===========   ===========  ===========   ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                            Divisions
                                                                        -------------------------------------------------
                                                                                       VALIC        VALIC
                                                                           VALIC    Company I -  Company I -     VALIC
                                                                        Company I -   Health    International Company I -
                                                                        Core Value   Sciences     Equities      Mid Cap
                                                                           Fund        Fund         Fund      Index Fund
                                                                        ----------- ----------- ------------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $   123    $   (249)   $      535   $   (45,875)
   Net realized gain (loss) on investments                                  8,685       2,415       216,293       546,790
   Capital gain distributions from mutual funds                                --       7,340        43,847       289,321
   Net change in unrealized appreciation (depreciation) of investments        151      (4,845)      (74,237)     (349,139)
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from operations                 8,959       4,661       186,438       441,097
                                                                          -------    --------    ----------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --          --           730         4,752
   Net transfers from (to) other Divisions or fixed rate option            (9,569)    (19,692)      (41,780)     (250,930)
   Mortality reserve transfers                                                 --          --            --            --
   Contract withdrawals                                                        --          --      (455,217)   (1,761,601)
   Death benefits                                                              --          --            --       (81,708)
   Annuity benefits                                                            --          --          (219)         (196)
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from principal transactions    (9,569)    (19,692)     (496,486)   (2,089,683)
                                                                          -------    --------    ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (610)    (15,031)     (310,048)   (1,648,586)

NET ASSETS:
   Beginning of year                                                       53,905      75,883     1,135,694     6,008,627
                                                                          -------    --------    ----------   -----------
   End of year                                                            $53,295    $ 60,852    $  825,646   $ 4,360,041
                                                                          =======    ========    ==========   ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $   784    $   (256)   $    6,532   $   (17,096)
   Net realized gain (loss) on investments                                     16         471       (53,177)      244,010
   Capital gain distributions from mutual funds                                --       3,122            --       225,459
   Net change in unrealized appreciation (depreciation) of investments      1,344       4,773       194,589       167,894
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from operations                 2,144       8,110       147,944       620,267
                                                                          -------    --------    ----------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --          --        16,843        19,977
   Net transfers from (to) other Divisions or fixed rate option                --      18,354       143,650        49,591
   Mortality reserve transfers                                                 --          --            --            --
   Contract withdrawals                                                        --     (21,974)     (201,132)   (1,160,455)
   Death benefits                                                              --          --            --      (122,979)
   Annuity benefits                                                            --          --           (51)          (50)
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from principal transactions        --      (3,620)      (40,690)   (1,213,916)
                                                                          -------    --------    ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,144       4,490       107,254      (593,649)

NET ASSETS:
   Beginning of year                                                       51,761      71,393     1,028,440     6,602,276
                                                                          -------    --------    ----------   -----------
   End of year                                                            $53,905    $ 75,883    $1,135,694   $ 6,008,627
                                                                          =======    ========    ==========   ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                       Divisions
                                                   -------------------------------------------------
                                                      VALIC        VALIC        VALIC        VALIC
                                                     Company      Company      Company      Company
                                                    I - Money   I - Nasdaq- I - Science &  I - Small
                                                    Market I     100 Index   Technology    Cap Index
                                                      Fund         Fund         Fund         Fund
                                                   -----------  ----------- ------------- ----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                    $   308,888   $  (5,508)   $  (4,623)  $   (8,804)
   Net realized gain (loss) on investments                  --      31,740      (13,826)     117,608
   Capital gain distributions from mutual funds             --          --           --       35,303
   Net change in unrealized appreciation
     (depreciation) of investments                          --      (6,720)      23,954       (5,465)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                           308,888      19,512        5,505      138,642
                                                   -----------   ---------    ---------   ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        6,874         605        1,110          595
   Net transfers from (to) other Divisions or
     fixed rate
   option                                            1,300,190     (66,488)     (32,165)     (61,195)
   Mortality reserve transfers                              --          --           --           --
   Contract withdrawals                             (1,553,545)   (174,540)     (77,643)    (237,564)
   Death benefits                                           --     (11,660)     (10,041)     (62,671)
   Annuity benefits                                     (2,034)       (161)        (158)        (191)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                              (248,515)   (252,244)    (118,897)    (361,026)
                                                   -----------   ---------    ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 60,373    (232,732)    (113,392)    (222,384)

NET ASSETS:
   Beginning of year                                 7,758,511     599,083      407,489      967,922
                                                   -----------   ---------    ---------   ----------
   End of year                                     $ 7,818,884   $ 366,351    $ 294,097   $  745,538
                                                   ===========   =========    =========   ==========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                    $   160,454   $  (7,626)   $  (6,117)  $   (3,421)
   Net realized gain (loss) on investments                  --     125,250      (25,685)     133,626
   Capital gain distributions from mutual funds             --          --           --       29,929
   Net change in unrealized appreciation
     (depreciation) of investments                          --    (118,454)      34,555     (143,941)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                           160,454        (830)       2,753       16,193
                                                   -----------   ---------    ---------   ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                       75,371      10,060        3,378        1,463
   Net transfers from (to) other Divisions or
     fixed rate option                                 (60,205)   (141,843)     (19,289)     (45,082)
   Mortality reserve transfers                              --          --           --           --
   Contract withdrawals                             (1,089,053)   (107,195)    (119,385)     (60,971)
   Death benefits                                      (30,305)         --           --           --
   Annuity benefits                                         --         (44)         (43)         (47)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                            (1,104,192)   (239,022)    (135,339)    (104,637)
                                                   -----------   ---------    ---------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (943,738)   (239,852)    (132,586)     (88,444)

NET ASSETS:
   Beginning of year                                 8,702,249     838,935      540,075    1,056,366
                                                   -----------   ---------    ---------   ----------
   End of year                                     $ 7,758,511   $ 599,083    $ 407,489   $  967,922
                                                   ===========   =========    =========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                         Divisions
                                                                 ---------------------------------------------------------
                                                                    VALIC
                                                                 Company I -
                                                                   Social                                      Van Kampen
                                                                  Awareness  VALIC Company I -  Van Kampen   Corporate Bond
                                                                    Fund     Stock Index Fund  Comstock Fund      Fund
                                                                 ----------- ----------------- ------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                    $  (24)      $   (34,192)    $    69,404    $   6,516
   Net realized gain (loss) on investments                             (4)         (165,099)         32,435       (1,622)
   Capital gain distributions from mutual funds                       135           170,664         268,905           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      289           809,586         393,920       (1,144)
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from operations           396           780,959         764,664        3,750
                                                                   ------       -----------     -----------    ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      --             7,349              --           --
   Net transfers from (to) other Divisions or fixed rate option        (1)         (295,029)         17,397            2
   Mortality reserve transfers                                         --                --              --           --
   Contract withdrawals                                                (2)       (2,019,248)       (453,262)    (163,228)
   Death benefits                                                      --           (67,780)        (51,598)          --
   Annuity benefits                                                    --              (176)         (6,291)          --
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                         (3)       (2,374,884)       (493,754)    (163,226)
                                                                   ------       -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               393        (1,593,925)        270,910     (159,476)

NET ASSETS:
   Beginning of year                                                2,877         6,968,178       5,272,945      307,396
                                                                   ------       -----------     -----------    ---------
   End of year                                                     $3,270       $ 5,374,253     $ 5,543,855    $ 147,920
                                                                   ======       ===========     ===========    =========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                    $  (10)      $    16,230     $    55,447    $  12,126
   Net realized gain (loss) on investments                             (8)         (809,431)        111,736          (50)
   Capital gain distributions from mutual funds                        --           145,319         320,758           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                       87           865,442        (311,686)      (6,896)
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from operations            69           217,560         176,255        5,180
                                                                   ------       -----------     -----------    ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      --            58,802              --           --
   Net transfers from (to) other Divisions or fixed rate option        --          (324,886)            (66)      (3,409)
   Mortality reserve transfers                                         --                --              --           --
   Contract withdrawals                                                (2)       (1,778,312)     (1,236,712)      (4,737)
   Death benefits                                                      --          (127,362)       (107,884)          --
   Annuity benefits                                                    --               (46)         (5,919)          --
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                         (2)       (2,171,804)     (1,350,581)      (8,146)
                                                                   ------       -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                67        (1,954,244)     (1,174,326)      (2,966)

NET ASSETS:
   Beginning of year                                                2,810         8,922,422       6,447,271      310,362
                                                                   ------       -----------     -----------    ---------
   End of year                                                     $2,877       $ 6,968,178     $ 5,272,945    $ 307,396
                                                                   ======       ===========     ===========    =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                              Divisions
                                     -----------------------------------------------------------
                                                                                   Van Kampen LIT
                                                     Van Kampen LIT Van Kampen LIT   Growth and
                                                       Enterprise     Government       Income
                                       Van Kampen     Portfolio -    Portfolio -    Portfolio -
                                     High Yield Fund    Class I        Class I        Class I
                                     --------------- -------------- -------------- --------------
For the Year Ended December 31,
  2006

OPERATIONS:
   Net investment income (loss)        $   287,540    $  (134,824)   $   242,035    $    (68,251)
   Net realized gain (loss) on
     investments                        (1,201,003)    (2,899,763)        (5,313)      2,774,144
   Capital gain distributions from
     mutual funds                               --             --             --       2,784,195
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,244,709      3,818,625       (109,893)        (24,587)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from operations                331,246        784,038        126,829       5,465,501
                                       -----------    -----------    -----------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,784         11,947          4,080          37,432
   Net transfers from (to) other
     Divisions or fixed rate option            (21)      (812,423)      (221,400)       (891,870)
   Mortality reserve transfers                  --             --             --              --
   Contract withdrawals                 (1,422,717)    (3,038,628)    (1,100,708)     (9,264,053)
   Death benefits                          (77,153)      (353,845)       (47,765)       (895,777)
   Annuity benefits                             --         (2,726)        (4,550)           (193)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,498,107)    (4,195,675)    (1,370,343)    (11,014,461)
                                       -----------    -----------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,166,861)    (3,411,637)    (1,243,514)     (5,548,960)

NET ASSETS:
   Beginning of year                     5,541,048     17,252,679      7,786,597      43,924,985
                                       -----------    -----------    -----------    ------------
   End of year                         $ 4,374,187    $13,841,042    $ 6,543,083    $ 38,376,025
                                       ===========    ===========    ===========    ============
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)        $   395,533    $  (105,989)   $   258,977    $   (102,698)
   Net realized gain (loss) on
     investments                          (765,278)    (2,390,074)        47,050       2,667,016
   Capital gain distributions from
     mutual funds                               --             --             --       1,225,186
   Net change in unrealized
     appreciation (depreciation)
     of investments                        396,974      3,611,478       (115,148)        (15,658)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from operations                 27,229      1,115,415        190,879       3,773,846
                                       -----------    -----------    -----------    ------------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,784         19,947          1,445          51,986
   Net transfers from (to) other
     Divisions or fixed rate option            136       (624,949)      (250,059)        244,747
   Mortality reserve transfers             (38,814)       (79,601)       (68,341)             --
   Contract withdrawals                   (279,704)    (2,788,993)    (1,548,693)    (10,424,992)
   Death benefits                         (626,043)      (285,249)      (258,939)     (1,415,437)
   Annuity benefits                             --        (10,020)        (4,637)            (50)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (942,641)    (3,768,865)    (2,129,224)    (11,543,746)
                                       -----------    -----------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (915,412)    (2,653,450)    (1,938,345)     (7,769,900)

NET ASSETS:
   Beginning of year                     6,456,460     19,906,129      9,724,942      51,694,885
                                       -----------    -----------    -----------    ------------
   End of year                         $ 5,541,048    $17,252,679    $ 7,786,597    $ 43,924,985
                                       ===========    ===========    ===========    ============


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                      Divisions
                                                             -----------------------------------------------------------
                                                             Van Kampen LIT  Van Kampen LIT
                                                              Money Market  Strategic Growth               Vanguard VIF
                                                              Portfolio -     Portfolio -     Van Kampen  High Yield Bond
                                                                Class I         Class I      Reserve Fund    Portfolio
                                                             -------------- ---------------- ------------ ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                               $    97,094     $  (171,683)     $  8,699        $  12
   Net realized gain (loss) on investments                             --      (3,938,114)           --           (6)
   Capital gain distributions from mutual funds                        --              --            --           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                       --       4,228,260            --           (4)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from operations        97,094         118,463         8,699            2
                                                              -----------     -----------      --------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      --           6,042            --           --
   Net transfers from (to) other Divisions or fixed rate
     option                                                     3,484,054      (1,037,838)          (17)          --
   Mortality reserve transfers                                         --              --            --           --
   Contract withdrawals                                        (2,086,771)     (2,277,624)      (14,592)          --
   Death benefits                                                (146,077)       (306,423)       (7,983)          --
   Annuity benefits                                                (9,995)        (32,236)       (2,941)        (171)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from principal
  transactions                                                  1,241,211      (3,648,079)      (25,533)        (171)
                                                              -----------     -----------      --------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         1,338,305      (3,529,616)      (16,834)        (169)

NET ASSETS:
   Beginning of year                                            3,090,867      13,977,951       271,546          169
                                                              -----------     -----------      --------        -----
   End of year                                                $ 4,429,172     $10,448,335      $254,712        $  --
                                                              ===========     ===========      ========        =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                               $    48,927     $  (167,380)     $  4,206        $  15
   Net realized gain (loss) on investments                             --      (2,739,674)           --            1
   Capital gain distributions from mutual funds                        --              --            --           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                       --       3,730,049            --          (11)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from operations        48,927         822,995         4,206            5
                                                              -----------     -----------      --------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  16,200          15,677            --           --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       872,032        (963,783)        3,421           (1)
   Mortality reserve transfers                                    (76,598)             --            --           --
   Contract withdrawals                                        (1,990,728)     (2,806,917)      (19,620)          --
   Death benefits                                                 (13,408)       (291,199)           --           --
   Annuity benefits                                               (13,115)        (31,576)       (2,957)         (46)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from principal
  transactions                                                 (1,205,617)     (4,077,798)      (19,156)         (47)
                                                              -----------     -----------      --------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (1,156,690)     (3,254,803)      (14,950)         (42)

NET ASSETS:
   Beginning of year                                            4,247,557      17,232,754       286,496          211
                                                              -----------     -----------      --------        -----
   End of year                                                $ 3,090,867     $13,977,951      $271,546        $ 169
                                                              ===========     ===========      ========        =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
Note G - Financial Highlights - Continued


                                                                                                Divisions
                                                                        --------------------------------------------------------
                                                                                                       WM VT
                                                                        Vanguard VIF                Conservative      WM VT
                                                                         REIT Index  WM VT Balanced   Balanced     Conservative
                                                                         Portfolio     Portfolio     Portfolio   Growth Portfolio
                                                                        ------------ -------------- ------------ ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                            $   5      $  1,702,914  $   155,698    $    315,321
   Net realized gain (loss) on investments                                    38         6,915,165      800,066       3,576,334
   Capital gain distributions from mutual funds                               16                --       32,252              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                             (43)       10,778,594     (164,987)     12,091,426
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from operations                   16        19,396,673      823,029      15,983,081
                                                                           -----      ------------  -----------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           198,745        6,000          88,089
   Net transfers from (to) other Divisions or fixed rate option               --        (2,471,819)     287,825      (2,984,537)
   Mortality reserve transfers                                                --                --           --              --
   Contract withdrawals                                                       --       (40,915,172)  (2,527,331)    (28,558,406)
   Death benefits                                                             --        (9,117,954)    (795,800)     (6,601,217)
   Annuity benefits                                                         (231)          (59,977)          --              --
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from principal transactions     (231)      (52,366,177)  (3,029,306)    (38,056,071)
                                                                           -----      ------------  -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (215)      (32,969,504)  (2,206,277)    (22,072,990)

NET ASSETS:
   Beginning of year                                                         215       244,651,657   13,325,540     174,444,921
                                                                           -----      ------------  -----------    ------------
   End of year                                                             $  --      $211,682,153  $11,119,263    $152,371,931
                                                                           =====      ============  ===========    ============
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                            $   7      $  1,296,550  $   128,399    $   (239,181)
   Net realized gain (loss) on investments                                    11         2,970,196      519,298        (528,271)
   Capital gain distributions from mutual funds                               16                --           --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                              (7)        6,473,241     (235,383)     10,098,671
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from operations                   27        10,739,987      412,314       9,331,219
                                                                           -----      ------------  -----------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           689,957      121,986         317,487
   Net transfers from (to) other Divisions or fixed rate option               (1)        1,182,151    1,005,316      (3,827,469)
   Mortality reserve transfers                                                --                --           --              --
   Contract withdrawals                                                       --       (25,481,574)  (1,761,598)    (20,676,842)
   Death benefits                                                             --       (11,345,351)    (924,465)     (6,053,301)
   Annuity benefits                                                          (57)          (56,983)          --              --
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from principal transactions      (58)      (35,011,800)  (1,558,761)    (30,240,125)
                                                                           -----      ------------  -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (31)      (24,271,813)  (1,146,447)    (20,908,906)

NET ASSETS:
   Beginning of year                                                         246       268,923,470   14,471,987     195,353,827
                                                                           -----      ------------  -----------    ------------
   End of year                                                             $ 215      $244,651,657  $13,325,540    $174,444,921
                                                                           =====      ============  ===========    ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                               Divisions
                                                                        -------------------------------------------------------
                                                                           WM VT          WM VT          WM VT
                                                                          Equity         Flexible      Growth &        WM VT
                                                                        Income Fund  Income Portfolio Income Fund   Growth Fund
                                                                        -----------  ---------------- -----------  ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $    90,557    $  1,083,378   $    29,104  $   (458,360)
   Net realized gain (loss) on investments                                2,175,444       2,449,624       439,729    (8,672,057)
   Capital gain distributions from mutual funds                           1,367,612          22,890            --            --
   Net change in unrealized appreciation (depreciation)
   of investments                                                           440,151      (1,573,011)    2,915,129    10,181,995
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from operations               4,073,764       1,982,881     3,383,962     1,051,578
                                                                        -----------    ------------   -----------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            64,679          14,800        40,204        44,904
   Net transfers from (to) other Divisions or fixed rate option           4,191,292      (1,313,699)   (1,480,430)   (1,980,866)
   Mortality reserve transfers                                                   --              --            --            --
   Contract withdrawals                                                  (6,024,671)    (11,324,863)   (6,469,378)   (5,764,575)
   Death benefits                                                          (736,593)     (2,692,097)   (1,060,905)     (874,266)
   Annuity benefits                                                              --              --            --          (350)
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from principal transactions  (2,505,293)    (15,315,859)   (8,970,509)   (8,575,153)
                                                                        -----------    ------------   -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,568,471     (13,332,978)   (5,586,547)   (7,523,575)

NET ASSETS:
   Beginning of year                                                     25,824,358      46,991,106    39,149,697    40,064,148
                                                                        -----------    ------------   -----------  ------------
   End of year                                                          $27,392,829    $ 33,658,128   $33,563,150  $ 32,540,573
                                                                        ===========    ============   ===========  ============
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $    53,110    $    999,847   $   (67,435) $   (358,164)
   Net realized gain (loss) on investments                                1,441,174       1,378,157      (201,032)  (11,719,232)
   Capital gain distributions from mutual funds                                  --          65,061            --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                            587,728      (1,500,758)      931,134    14,323,611
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from operations               2,082,012         942,307       662,667     2,246,215
                                                                        -----------    ------------   -----------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                           181,342          21,920       120,042        78,041
   Net transfers from (to) other Divisions or fixed rate option           3,000,927        (404,205)   (1,226,355)   (2,190,382)
   Mortality reserve transfers                                                   --              --            --            --
   Contract withdrawals                                                  (2,252,304)     (4,874,314)   (4,519,084)   (5,049,221)
   Death benefits                                                          (983,728)     (2,980,961)   (1,573,209)   (1,483,865)
   Annuity benefits                                                              --              --            --          (352)
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from principal transactions     (53,763)     (8,237,560)   (7,198,606)   (8,645,779)
                                                                        -----------    ------------   -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   2,028,249      (7,295,253)   (6,535,939)   (6,399,564)

NET ASSETS:
   Beginning of year                                                     23,796,109      54,286,359    45,685,636    46,463,712
                                                                        -----------    ------------   -----------  ------------
   End of year                                                          $25,824,358    $ 46,991,106   $39,149,697  $ 40,064,148
                                                                        ===========    ============   ===========  ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                              Divisions
                                                                        ----------------------------------------------------
                                                                                         WM VT
                                                                        WM VT Income International WM VT Mid Cap WM VT Money
                                                                            Fund      Growth Fund   Stock Fund   Market Fund
                                                                        ------------ ------------- ------------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $   768,071   $     8,126   $    24,917  $   226,579
   Net realized gain (loss) on investments                                  221,185       701,940       415,106           --
   Capital gain distributions from mutual funds                               9,853            --       762,762           --
   Net change in unrealized appreciation (depreciation)
   of investments                                                          (441,126)      830,650      (196,122)          --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from operations                 557,983     1,540,716     1,006,663      226,579
                                                                        -----------   -----------   -----------  -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            16,379        21,605         5,100        2,970
   Net transfers from (to) other Divisions or fixed rate option             399,695       701,098       373,823    5,172,221
   Mortality reserve transfers                                                   --            --            --           --
   Contract withdrawals                                                  (3,900,294)   (1,494,583)   (1,093,824)  (4,275,425)
   Death benefits                                                          (561,273)     (282,228)      (90,683)    (352,442)
   Annuity benefits                                                            (820)         (591)           --           --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from principal transactions  (4,046,313)   (1,054,699)     (805,584)     547,324
                                                                        -----------   -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (3,488,330)      486,017       201,079      773,903

NET ASSETS:
   Beginning of year                                                     19,076,038     8,864,679     7,005,906    8,400,550
                                                                        -----------   -----------   -----------  -----------
   End of year                                                          $15,587,708   $ 9,350,696   $ 7,206,985  $ 9,174,453
                                                                        ===========   ===========   ===========  ===========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $   909,203   $    17,913   $   (64,246) $   106,140
   Net realized gain (loss) on investments                                  365,030        79,257       377,561           --
   Capital gain distributions from mutual funds                                  --            --       444,082           --
   Net change in unrealized appreciation (depreciation)
   of investments                                                        (1,083,254)    1,143,929        (7,737)          --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from operations                 190,979     1,241,099       749,660      106,140
                                                                        -----------   -----------   -----------  -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            35,030        11,880         1,100       12,625
   Net transfers from (to) other Divisions or fixed rate option              68,167       394,841       100,252    2,101,903
   Mortality reserve transfers                                                   --            --            --           --
   Contract withdrawals                                                  (2,233,077)     (963,821)     (746,068)  (3,829,243)
   Death benefits                                                        (1,338,043)     (331,029)     (146,832)    (529,872)
   Annuity benefits                                                            (813)         (511)           --           --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from principal transactions  (3,468,736)     (888,640)     (791,548)  (2,244,587)
                                                                        -----------   -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (3,277,757)      352,459       (41,888)  (2,138,447)

NET ASSETS:
   Beginning of year                                                     22,353,795     8,512,220     7,047,794   10,538,997
                                                                        -----------   -----------   -----------  -----------
   End of year                                                          $19,076,038   $ 8,864,679   $ 7,005,906  $ 8,400,550
                                                                        ===========   ===========   ===========  ===========


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                           Divisions
                                                                 ------------------------------------------------------------
                                                                 WM VT Short                                     WM VT U.S.
                                                                 Term Income    WM VT Small   WM VT Strategic    Government
                                                                    Fund      Cap Growth Fund Growth Portfolio Securities Fund
                                                                 -----------  --------------- ---------------- ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                  $   184,544    $  (128,095)    $   (171,116)    $   604,447
   Net realized gain (loss) on investments                           (30,931)       114,568          602,433        (173,051)
   Capital gain distributions from mutual funds                           --             --               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      32,489        493,670        5,261,757          43,182
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations          186,102        480,143        5,693,074         474,578
                                                                 -----------    -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      9,920         20,650           40,748          18,155
   Net transfers from (to) other Divisions or fixed rate option     (371,721)      (313,644)      (1,485,680)       (521,651)
   Mortality reserve transfers                                            --             --               --              --
   Contract withdrawals                                             (889,766)    (1,199,337)     (11,273,058)     (3,473,604)
   Death benefits                                                   (479,840)      (299,558)        (870,063)       (590,242)
   Annuity benefits                                                       --           (448)              --            (736)
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (1,731,407)    (1,792,337)     (13,588,053)     (4,568,078)
                                                                 -----------    -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,545,305)    (1,312,194)      (7,894,979)     (4,093,500)

NET ASSETS:
   Beginning of year                                               6,927,322      9,719,239       56,857,582      19,408,966
                                                                 -----------    -----------     ------------     -----------
   End of year                                                   $ 5,382,017    $ 8,407,045     $ 48,962,603     $15,315,466
                                                                 ===========    ===========     ============     ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                  $   191,715    $  (145,704)    $   (427,344)    $   648,318
   Net realized gain (loss) on investments                            51,904     (1,748,898)        (795,616)         90,260
   Capital gain distributions from mutual funds                           --             --               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (232,923)     1,413,500        4,570,332        (558,188)
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations           10,696       (481,102)       3,347,372         180,390
                                                                 -----------    -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      3,679         42,098           44,179          11,721
   Net transfers from (to) other Divisions or fixed rate option     (441,480)      (624,708)      (2,629,343)     (1,461,133)
   Mortality reserve transfers                                            --             --               --              --
   Contract withdrawals                                           (1,138,002)    (1,282,791)      (6,379,743)     (2,492,579)
   Death benefits                                                   (447,436)      (431,989)      (1,054,998)       (724,019)
   Annuity benefits                                                       --           (446)              --            (735)
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (2,023,239)    (2,297,836)     (10,019,905)     (4,666,745)
                                                                 -----------    -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (2,012,543)    (2,778,938)      (6,672,533)     (4,486,355)

NET ASSETS:
   Beginning of year                                               8,939,865     12,498,177       63,530,115      23,895,321
                                                                 -----------    -----------     ------------     -----------
   End of year                                                   $ 6,927,322    $ 9,719,239     $ 56,857,582     $19,408,966
                                                                 ===========    ===========     ============     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                         Divisions
                                                                        ------------
                                                                         WM VT West
                                                                        Coast Equity
                                                                            Fund
                                                                        ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $  (201,283)
   Net realized gain (loss) on investments                                1,401,508
   Capital gain distributions from mutual funds                             463,239
   Net change in unrealized appreciation (depreciation) of investments      559,397
                                                                        -----------
Increase (decrease) in net assets resulting from operations               2,222,861
                                                                        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            63,501
   Net transfers from (to) other Divisions or fixed rate option             456,830
   Mortality reserve transfers                                                   --
   Contract withdrawals                                                  (3,928,137)
   Death benefits                                                          (516,982)
   Annuity benefits                                                              --
                                                                        -----------
Increase (decrease) in net assets resulting from principal transactions  (3,924,788)
                                                                        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,701,927)

NET ASSETS:
   Beginning of year                                                     23,075,210
                                                                        -----------
   End of year                                                          $21,373,283
                                                                        ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $  (153,164)
   Net realized gain (loss) on investments                                  706,305
   Capital gain distributions from mutual funds                                  --
   Net change in unrealized appreciation (depreciation) of investments      963,449
                                                                        -----------
Increase (decrease) in net assets resulting from operations               1,516,590
                                                                        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            88,534
   Net transfers from (to) other Divisions or fixed rate option            (236,714)
   Mortality reserve transfers                                                   --
   Contract withdrawals                                                  (2,249,964)
   Death benefits                                                          (630,050)
   Annuity benefits                                                              --
                                                                        -----------
Increase (decrease) in net assets resulting from principal transactions  (3,028,194)
                                                                        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,511,604)

NET ASSETS:
   Beginning of year                                                     24,586,814
                                                                        -----------
   End of year                                                          $23,075,210
                                                                        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization


Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed are not open to new contracts, with the exception of Platinum Investor Immediate VA. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

AIM Variable Insurance Funds ("AIM V.I."):                      Fidelity(R) Variable Insurance Products ("Fidelity (R)
                                                                VIP") - continued:
   AIM V.I. Core Equity Fund - Series I (4)                        Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2
                                                                   (1) (6)
   AIM V.I. International Growth Fund - Series I                   Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2
                                                                   (1) (6)
   AIM V.I. Premier Equity Fund - Series I (4)

The Alger American Fund:                                        Franklin Templeton Variable Insurance Products Trust
                                                                ("Franklin Templeton"):
   Alger American Leveraged AllCap Portfolio - Class O             Franklin Templeton - Franklin Small Cap Value Securities
   Shares                                                          Fund - Class 2
   Alger American MidCap Growth Portfolio - Class O Shares         Franklin Templeton - Franklin U.S. Government Fund -
                                                                   Class 2
                                                                   Franklin Templeton - Mutual Shares Securities Fund -
                                                                   Class 2
American Century Variable Portfolios, Inc. ("American              Franklin Templeton - Templeton Foreign Securities Fund -
Century VP"):                                                      Class 2
   American Century VP Inflation Protection Fund - Class II        Franklin Templeton - Templeton Global Asset Allocation
                                                                   Fund - Class 2
   American Century VP Value Fund - Class I
                                                                Goldman Sachs Variable Insurance Trust ("Goldman Sachs"):
Credit Suisse Trust ("Credit Suisse"):                             Goldman Sachs Capital Growth Fund
   Credit Suisse Small Cap Core I Portfolio (15)
                                                                Janus Aspen Series:
Dreyfus Investment Portfolios ("Dreyfus IP"):                      Janus Aspen Series International Growth Portfolio -
                                                                   Service Shares
   Dreyfus IP MidCap Stock Portfolio - Initial shares (5)          Janus Aspen Series Mid Cap Growth Portfolio - Service
                                                                   Shares
                                                                   Janus Aspen Series Worldwide Growth Portfolio - Service
                                                                   Shares (7)
The Dreyfus Socially Responsible Growth Fund, Inc. -
Initial shares:
                                                                J.P. Morgan Series Trust II ("JP Morgan"):
Dreyfus Variable Investment Fund ("Dreyfus VIF"):                  JPMorgan Mid Cap Value Portfolio (8)
   Dreyfus VIF Developing Leaders Portfolio - Initial
   shares (5)                                                      JPMorgan Small Company Portfolio
   Dreyfus VIF Quality Bond Portfolio - Initial shares (5)
                                                                LEVCO Series Trust:
Evergreen Variable Annuity Trust ("Evergreen VA"):                 LEVCO Equity Value Fund (2)
   Evergreen VA High Income Fund - Class 1
   Evergreen VA Strategic Income Fund - Class 1                 MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT"):
                                                                   MFS(R) VIT Capital Opportunities Series-Initial Class (9)
Fidelity(R) Variable Insurance Products ("Fidelity (R)
VIP"):                                                             MFS(R) VIT Emerging Growth Series-Initial Class (9)
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial
   Class                                                           MFS(R) VIT New Discovery Series-Initial Class
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Service
   Class 2                                                         MFS(R) VIT Research Series-Initial Class
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2    Neuberger Berman Advisers Management Trust ("Neuberger
   Fidelity(R) VIP Growth Portfolio - Service Class 2           Berman AMT"):
   Fidelity(R) VIP Index 500 Portfolio - Initial Class             Neuberger Berman AMT Balanced Portfolio - Class I
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2             Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Fidelity(R) VIP Overseas Portfolio - Initial Class              Neuberger Berman AMT Partners Portfolio - Class I
   Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2
   (1) (6)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued


Oppenheimer Variable Account Funds ("Oppenheimer"):             VALIC Company I - continued:
   Oppenheimer Balanced Fund/VA - Non-Service Shares               VALIC Company I - Money Market I Fund
   Oppenheimer Global Securities Fund/VA - Non-Service
   Shares                                                          VALIC Company I - Nasdaq-100 (R) Index Fund
                                                                   VALIC Company I - Science & Technology Fund
PIMCO Variable Insurance Trust ("PIMCO VIT"):                      VALIC Company I - Small Cap Index Fund
   PIMCO VIT CommodityRealReturn Strategy Portfolio -              VALIC Company I - Social Awareness Fund
   Administrative Class (1) (10)                                   VALIC Company I - Stock Index Fund
   PIMCO VIT Real Return Portfolio - Administrative Class
   PIMCO VIT Short-Term Portfolio - Administrative Class        Van Kampen Mutual Fund ("Van Kampen"):
   PIMCO VIT Total Return Portfolio - Administrative Class         Van Kampen Comstock Fund
                                                                   Van Kampen Corporate Bond Fund
Pioneer Variable Contracts Trust ("Pioneer"):                      Van Kampen High Yield Fund
   Pioneer Fund VCT Portfolio - Class I                            Van Kampen Reserve Fund
   Pioneer Growth Opportunities VCT Portfolio - Class I
   Pioneer Mid Cap Value VCT Portfolio - Class I (1) (11)       Van Kampen Life Investment Trust ("Van Kampen LIT"):
                                                                   Van Kampen LIT Enterprise Portfolio - Class I
Putnam Variable Trust ("Putnam VT"):                               Van Kampen LIT Government Portfolio - Class I
   Putnam VT Diversified Income Fund - Class IB                    Van Kampen LIT Growth and Income Portfolio - Class I
   Putnam VT Growth and Income Fund - Class IB (12)                Van Kampen LIT Money Market Portfolio - Class I
   Putnam VT International Growth and Income Fund - Class IB       Van Kampen LIT Strategic Growth Portfolio - Class I (14)

Royce Capital Fund:                                             Vanguard(R) Variable Insurance Fund ("Vanguard (R) VIF"):
   Royce Small-Cap Portfolio                                       Vanguard(R) VIF High Yield Bond Portfolio
                                                                   Vanguard(R) VIF REIT Index Portfolio
SunAmerica Series Trust ("SunAmerica"):
   SunAmerica - Aggressive Growth Portfolio - Class 1           WM Variable Trust ("WM VT"):
   SunAmerica - SunAmerica Balanced Portfolio - Class 1            WM VT Balanced Portfolio
                                                                   WM VT Conservative Balanced Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                   WM VT Conservative Growth Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                  WM VT Equity Income Fund
   UIF Emerging Markets Equity Portfolio - Class I                 WM VT Flexible Income Portfolio
   UIF Equity Growth Portfolio - Class I (13)                      WM VT Growth & Income Fund
   UIF Global Value Equity Portfolio - Class I                     WM VT Growth Fund
   UIF High Yield Portfolio - Class I (13)                         WM VT Income Fund
   UIF International Magnum Portfolio - Class I                    WM VT International Growth Fund
   UIF U.S. Mid Cap Value Portfolio - Class I                      WM VT Mid Cap Stock Fund
   UIF U.S. Real Estate Portfolio - Class I                        WM VT Money Market Fund
   UIF Value Portfolio - Class I                                   WM VT Short Term Income Fund
                                                                   WM VT Small Cap Growth Fund
VALIC Company I:                                                   WM VT Strategic Growth Portfolio
   VALIC Company I - Blue Chip Growth Fund                         WM VT U.S. Government Securities Fund
   VALIC Company I - Core Value Fund (3)                           WM VT West Coast Equity Fund
   VALIC Company I - Health Sciences Fund
   VALIC Company I - International Equities Fund
   VALIC Company I - Mid Cap Index Fund

--------
(1) Divisions had no activity in 2006.
(2) Effective February 6, 2006, LEVCO Equity Value Fund was closed and liquidated.
(3) Effective February 21, 2006, VALIC Company I - Income & Growth Fund changed its name to VALIC Company I - Core Value Fund.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(4) Effective May 1, 2006, AIM V.I. Premier Equity Fund - Series I merged into AIM V.I. Core Equity Fund - Series I. AIM V.I. Core Equity Fund - Series I is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(5) Effective May 1, 2006, Dreyfus IP MidCap Stock Portfolio - Initial shares, Dreyfus VIF Developing Leaders Portfolio - Initial shares and Dreyfus VIF Quality Bond Portfolio - Initial shares are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.
(6) Effective May 1, 2006, Fidelity VIP Freedom 2020 Portfolio - Service Class 2, Fidelity VIP Freedom 2025 Portfolio - Service Class 2 and Fidelity VIP Freedom 2030 Portfolio - Service Class 2 became available as investment options.
(7) Effective May 1, 2006, Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(8) Effective May 1, 2006, JPMorgan Mid Cap Value Portfolio is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(9) Effective May 1, 2006, MFS VIT Capital Opportunities Series - Initial Class and MFS VIT Emerging Growth Series - Initial Class are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.
(10)Effective May 1, 2006, PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class became available as an investment option.
(11)Effective May 1, 2006, Pioneer Mid Cap Value VCT Portfolio - Class 1 became available as an investment option.
(12)Effective May 1, 2006, Putnam VT Growth and Income Fund - Class IB is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(13)Effective May 1, 2006, UIF Equity Growth Portfolio - Class I and UIF High Yield Portfolio - Class I are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later for Platinum Investor Immediate VA.
(14)Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.
(15)Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                                                 Mortality and
                                                Expense Risk and      Annual
                                             Administrative Charges Maintenance
 Contracts                                        Annual Rates        Charge
 ---------                                   ---------------------- -----------
 GENERATIONS(TM)                                      1.40%            $ 30
 Platinum Investor(R)                                 1.35%             N/A
 Platinum Investor Immediate VA                       0.55%             N/A
 Select Reserve                                       0.40%             N/A
 VAriety Plus(R)                                      1.55%            $ 36
 WM Advantage                                         1.40%             N/A
 WM Strategic Asset Manager                           1.40%            $ 35
 Other Separate Account D Contracts
   (deferred load)                                    1.25%            $ 30
 Other Separate Account D Contracts (issued
   prior to Jan. 1, 1982)                             0.75%             N/A

Contract fee and sales charge - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charges reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of    Proceeds
Divisions                                                               Purchases  from Sales
---------                                                               ---------- ----------
AIM V.I. Core Equity Fund - Series I                                    $5,869,925 $1,443,972
AIM V.I. International Growth Fund - Series I                              237,812  1,127,554
AIM V.I. Premier Equity Fund - Series I                                    324,275  6,750,741
Alger American Leveraged AllCap Portfolio - Class O Shares                      --        184
Alger American MidCap Growth Portfolio - Class O Shares                         26        180
American Century VP Inflation Protection Fund - Class II                         2        161
American Century VP Value Fund - Class I                                   364,374    928,971
Credit Suisse Small Cap Core I Portfolio                                    19,002    399,140
Dreyfus IP MidCap Stock Portfolio - Initial shares                         369,594    594,283
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares         41,056    850,434
Dreyfus VIF Developing Leaders Portfolio - Initial shares                  313,934  1,136,932
Dreyfus VIF Quality Bond Portfolio - Initial shares                        220,748  1,842,577
Evergreen VA High Income Fund - Class 1                                    404,925     22,202
Fidelity VIP Asset Manager Portfolio - Initial Class                         3,352      2,107
Fidelity VIP Asset Manager Portfolio - Service Class 2                      69,520    371,572
Fidelity VIP Contrafund Portfolio - Service Class 2                        660,498  1,302,956
Fidelity VIP Equity-Income Portfolio - Service Class 2                     611,681  1,115,011
Fidelity VIP Growth Portfolio - Service Class 2                            207,329    902,369
Fidelity VIP Index 500 Portfolio - Initial Class                             1,286     35,562
Fidelity VIP Mid Cap Portfolio - Service Class 2                                27        228
Fidelity VIP Overseas Portfolio - Initial Class                                513        752
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2         --        207
Franklin Templeton - Franklin U.S. Government Fund - Class 2                    --        160
Franklin Templeton - Mutual Shares Securities Fund - Class 2                    --        192
Franklin Templeton - Templeton Foreign Securities Fund - Class 2            63,631    763,019
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2      291,878  1,278,320
Goldman Sachs Capital Growth Fund                                              136     56,080
Janus Aspen Series International Growth Portfolio - Service Shares         176,607    207,538
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                 4,993    309,599
Janus Aspen Series Worldwide Growth Portfolio - Service Shares              17,552    136,510
JPMorgan Mid Cap Value Portfolio                                                --        201
JPMorgan Small Company Portfolio                                           254,267    368,746
LEVCO Equity Value Fund                                                         --     43,025
MFS VIT Capital Opportunities Series - Initial Class                        20,473    492,004
MFS VIT Emerging Growth Series - Initial Class                              86,678  1,921,689
MFS VIT New Discovery Series - Initial Class                                20,185    228,934
MFS VIT Research Series - Initial Class                                      4,522    341,661
Neuberger Berman AMT Balanced Portfolio - Class I                               74        146
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                     55,830    460,126
Oppenheimer Balanced Fund/VA - Non-Service Shares                               12        175
Oppenheimer Global Securities Fund/VA - Non-Service Shares                      13        211
PIMCO VIT Real Return Portfolio - Administrative Class                     344,405  1,618,554
PIMCO VIT Short-Term Portfolio - Administrative Class                       69,002    352,622
PIMCO VIT Total Return Portfolio - Administrative Class                    257,123    791,683

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Divisions                                                 Purchases  from Sales
---------                                                 ---------- -----------
Pioneer Fund VCT Portfolio - Class I                      $   18,517 $   790,840
Pioneer Growth Opportunities VCT Portfolio - Class I          22,720     870,943
Putnam VT Diversified Income Fund - Class IB                      10         172
Putnam VT Growth and Income Fund - Class IB                  132,150     681,538
Putnam VT International Growth and Income Fund - Class IB    147,649     230,350
Royce Small-Cap Portfolio                                    129,137      11,719
SunAmerica - Aggressive Growth Portfolio - Class 1                --         192
SunAmerica - SunAmerica Balanced Portfolio - Class 1              --         166
UIF Core Plus Fixed Income Portfolio - Class I               504,380     609,563
UIF Emerging Markets Equity Portfolio - Class I              294,422     907,694
UIF Equity Growth Portfolio - Class I                        278,497   2,937,278
UIF Global Value Equity Portfolio - Class I                  412,365   1,358,497
UIF High Yield Portfolio - Class I                           377,487   1,475,606
UIF International Magnum Portfolio - Class I                 473,798   1,057,460
UIF U.S. Mid Cap Value Portfolio - Class I                 1,522,025   3,283,407
UIF U.S. Real Estate Portfolio - Class I                     385,799   1,248,438
UIF Value Portfolio - Class I                              1,172,406   2,232,536
VALIC Company I - Blue Chip Growth Fund                       54,423      89,383
VALIC Company I - Core Value Fund                             58,388      67,834
VALIC Company I - Health Sciences Fund                        12,315      24,917
VALIC Company I - International Equities Fund                225,611     677,714
VALIC Company I - Mid Cap Index Fund                         430,186   2,276,421
VALIC Company I - Money Market I Fund                      2,263,918   2,203,545
VALIC Company I - Nasdaq-100 Index Fund                       74,363     332,115
VALIC Company I - Science & Technology Fund                    2,550     126,071
VALIC Company I - Small Cap Index Fund                       142,501     477,028
VALIC Company I - Social Awareness Fund                          158          50
VALIC Company I - Stock Index Fund                           306,805   2,545,218
Van Kampen Comstock Fund                                     400,181     555,625
Van Kampen Corporate Bond Fund                                 7,754     164,466
Van Kampen High Yield Fund                                   321,429   1,532,532
Van Kampen LIT Enterprise Portfolio - Class I                123,718   4,454,212
Van Kampen LIT Government Portfolio - Class I                379,493   1,507,802
Van Kampen LIT Growth and Income Portfolio - Class I       3,842,673  12,141,189
Van Kampen LIT Money Market Portfolio - Class I            3,797,678   2,459,491
Van Kampen LIT Strategic Growth Portfolio - Class I           73,494   3,893,258
Van Kampen Reserve Fund                                       10,662      27,496
Vanguard VIF High Yield Bond Portfolio                            12         172
Vanguard VIF REIT Index Portfolio                                 21         232
WM VT Balanced Portfolio                                   5,612,862  56,276,126
WM VT Conservative Balanced Portfolio                      1,135,145   3,976,501
WM VT Conservative Growth Portfolio                        3,296,251  41,037,002
WM VT Equity Income Fund                                   5,288,895   6,336,019
WM VT Flexible Income Portfolio                            2,385,553  16,595,142

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued


For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of   Proceeds from
 Divisions                                             Purchases      Sales
 ---------                                             ---------- -------------
 WM VT Growth & Income Fund                            $  860,065  $ 9,801,470
 WM VT Growth Fund                                        379,683    9,413,195
 WM VT Income Fund                                      1,950,022    5,218,412
 WM VT International Growth Fund                        1,286,051    2,332,624
 WM VT Mid Cap Stock Fund                               1,557,349    1,575,254
 WM VT Money Market Fund                                6,918,532    6,144,391
 WM VT Short Term Income Fund                             346,439    1,893,303
 WM VT Small Cap Growth Fund                              579,296    2,499,728
 WM VT Strategic Growth Portfolio                       1,330,386   15,089,555
 WM VT U.S. Government Securities Fund                  1,728,826    5,692,458
 WM VT West Coast Equity Fund                           1,495,039    5,157,871

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2006.

                                                                              Net Asset Value Value of Shares   Cost of
Divisions                                                             Shares     Per Share     at Fair Value  Shares Held
---------                                                             ------- --------------- --------------- -----------
AIM V.I. Core Equity Fund - Series I                                  176,997     $ 27.22       $ 4,817,849   $4,439,605
AIM V.I. International Growth Fund - Series I                          71,712       29.43         2,110,498    1,253,824
American Century VP Value Fund - Class I                              260,880        8.74         2,280,094    1,932,819
Credit Suisse Small Cap Core I Portfolio                               18,299       15.60           285,465      266,080
Dreyfus IP MidCap Stock Portfolio - Initial shares                     43,370       17.39           754,196      748,775
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares    53,975       28.45         1,535,595    1,563,776
Dreyfus VIF Developing Leaders Portfolio - Initial shares              61,692       42.03         2,592,929    2,223,433
Dreyfus VIF Quality Bond Portfolio - Initial shares                   347,648       11.23         3,904,087    3,998,711
Evergreen VA High Income Fund - Class 1                               561,647       10.41         5,846,749    5,694,374
Fidelity VIP Asset Manager Portfolio - Initial Class                    8,383       15.71           131,702      119,448
Fidelity VIP Asset Manager Portfolio - Service Class 2                 51,255       15.47           792,912      700,118
Fidelity VIP Contrafund Portfolio - Service Class 2                    98,150       31.11         3,053,452    2,515,696
Fidelity VIP Equity-Income Portfolio - Service Class 2                126,405       25.87         3,270,110    2,718,196
Fidelity VIP Growth Portfolio - Service Class 2                        53,281       35.42         1,887,204    1,444,131
Fidelity VIP Index 500 Portfolio - Initial Class                          284      161.36            45,895       36,442
Fidelity VIP Overseas Portfolio - Initial Class                         1,611       23.97            38,624       27,005
Franklin Templeton - Templeton Foreign Securities Fund - Class 2       62,249       18.72         1,165,299      755,820
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2  50,148       21.75         1,090,711      931,189
Goldman Sachs Capital Growth Fund                                       9,513       11.58           110,159       89,399
Janus Aspen Series International Growth Portfolio - Service Shares     13,519       50.61           684,202      408,373
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares           20,678       32.19           665,628      386,032
Janus Aspen Series Worldwide Growth Portfolio - Service Shares         14,676       32.21           472,710      391,226
JPMorgan Small Company Portfolio                                       21,380       17.82           380,990      352,458
MFS VIT Capital Opportunities Series - Initial Class                   73,772       15.51         1,144,200      895,868
MFS VIT Emerging Growth Series - Initial Class                        148,388       20.64         3,062,734    2,715,686
MFS VIT New Discovery Series - Initial Class                           30,643       17.42           533,801      396,899
MFS VIT Research Series - Initial Class                                38,001       18.04           685,545      498,074
Neuberger Berman AMT Balanced Portfolio - Class I                         836       11.44             9,569        7,628
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                24,285       23.26           564,863      397,954
PIMCO VIT Real Return Portfolio - Administrative Class                220,098       11.93         2,625,774    2,708,726
PIMCO VIT Short-Term Portfolio - Administrative Class                  94,009       10.04           943,846      945,683
PIMCO VIT Total Return Portfolio - Administrative Class               313,819       10.12         3,175,850    3,220,103
Pioneer Fund VCT Portfolio - Class I                                   45,186       24.80         1,120,607      912,531
Pioneer Growth Opportunities VCT Portfolio - Class I                   64,548       26.79         1,729,249    1,497,340
Putnam VT Growth and Income Fund - Class IB                            82,284       29.36         2,415,846    1,799,413
Putnam VT International Growth and Income Fund - Class IB              51,583       19.21           990,908      613,395
Royce Small-Cap Portfolio                                             167,821       10.67         1,790,648    1,325,841
UIF Core Plus Fixed Income Portfolio - Class I                        216,417       11.40         2,467,154    2,445,585
UIF Emerging Markets Equity Portfolio - Class I                       129,587       19.54         2,532,129    1,205,059
UIF Equity Growth Portfolio - Class I                                 409,111       16.48         6,742,154    6,825,871
UIF Global Value Equity Portfolio - Class I                           271,132       16.98         4,603,818    3,463,783
UIF High Yield Portfolio - Class I                                    246,261       13.56         3,339,303    3,133,683
UIF International Magnum Portfolio - Class I                          229,031       14.26         3,265,984    2,726,782
UIF U.S. Mid Cap Value Portfolio - Class I                            526,003       19.74        10,383,305    8,069,683

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2006.

                                                                Net Asset Value Value of Shares Cost of Shares
Divisions                                              Shares      Per Share     at Fair Value       Held
---------                                            ---------- --------------- --------------- --------------
UIF U.S. Real Estate Portfolio - Class I                142,304     $29.36       $  4,178,032    $  2,274,282
UIF Value Portfolio - Class I                           573,094      14.87          8,521,901       7,344,042
VALIC Company I - Blue Chip Growth Fund                  10,122       9.81             99,292          88,604
VALIC Company I - Core Value Fund                         4,482      11.89             53,296          47,959
VALIC Company I - Health Sciences Fund                    5,862      10.38             60,852          60,097
VALIC Company I - International Equities Fund            79,927      10.33            825,646         662,548
VALIC Company I - Mid Cap Index Fund                    187,287      23.28          4,360,041       3,498,944
VALIC Company I - Money Market I Fund                 7,818,885       1.00          7,818,885       7,818,885
VALIC Company I - Nasdaq-100 Index Fund                  75,381       4.86            366,351         320,242
VALIC Company I - Science & Technology Fund              23,547      12.49            294,097         209,880
VALIC Company I - Small Cap Index Fund                   41,442      17.99            745,538         648,638
VALIC Company I - Social Awareness Fund                     147      22.28              3,271           3,377
VALIC Company I - Stock Index Fund                      146,637      36.65          5,374,253       4,591,155
Van Kampen Comstock Fund                                287,992      19.25          5,543,855       4,485,889
Van Kampen Corporate Bond Fund                           22,549       6.56            147,920         147,432
Van Kampen High Yield Fund                              410,722      10.65          4,374,187       5,061,762
Van Kampen LIT Enterprise Portfolio - Class I           888,956      15.57         13,841,042      17,048,687
Van Kampen LIT Government Portfolio - Class I           703,557       9.30          6,543,083       6,597,910
Van Kampen LIT Growth and Income Portfolio - Class I  1,744,365      22.00         38,376,026      28,893,593
Van Kampen LIT Money Market Portfolio - Class I       4,429,172       1.00          4,429,172       4,429,172
Van Kampen LIT Strategic Growth Portfolio - Class I     362,663      28.81         10,448,335      15,309,104
Van Kampen Reserve Fund                                 254,712       1.00            254,712         254,712
WM VT Balanced Portfolio                             11,701,612      18.09        211,682,152     167,614,015
WM VT Conservative Balanced Portfolio                   872,784      12.74         11,119,264       9,439,209
WM VT Conservative Growth Portfolio                   7,734,616      19.70        152,371,931     120,418,683
WM VT Equity Income Fund                              1,412,730      19.39         27,392,829      20,584,241
WM VT Flexible Income Portfolio                       2,334,128      14.42         33,658,128      29,432,053
WM VT Growth & Income Fund                            1,641,230      20.45         33,563,150      28,994,717
WM VT Growth Fund                                     2,230,334      14.59         32,540,573      36,786,860
WM VT Income Fund                                     1,476,109      10.56         15,587,708      15,377,966
WM VT International Growth Fund                         532,500      17.56          9,350,696       6,829,722
WM VT Mid Cap Stock Fund                                406,485      17.73          7,206,985       5,951,380
WM VT Money Market Fund                               9,174,453       1.00          9,174,453       9,174,453
WM VT Short Term Income Fund                          2,135,721       2.52          5,382,016       5,427,092
WM VT Small Cap Growth Fund                             813,061      10.34          8,407,046       7,770,793
WM VT Strategic Growth Portfolio                      2,218,514      22.07         48,962,603      38,032,462
WM VT U.S. Government Securities Fund                 1,471,226      10.41         15,315,466      15,602,150
WM VT West Coast Equity Fund                            888,333      24.06         21,373,284      15,307,567

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                           576,815       (131,445)        --             --         445,370
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            14,764        (78,880)        --             --         (64,116)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                               534       (789,677)        --             --        (789,143)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Value Fund - Class I
   Platinum Investor                                             1,093        (49,664)        --             --         (48,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               230        (46,259)        --             --         (46,029)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                            10,486        (39,464)        --             --         (28,978)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                               249       (104,815)        --             --        (104,566)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                               338        (78,090)        --             --         (77,752)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               111       (132,087)        --             --        (131,976)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --             --         --             --              --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --            (45)        --             --             (45)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             4,502        (35,073)        --             --         (30,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            20,132        (88,945)        --             --         (68,813)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             1,001        (81,856)        --             --         (80,855)
   Platinum Investor Immediate VA                                    -             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                            Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                   Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                   ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            7,261       (103,106)        --             --         (95,845)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --        (10,819)        --             --         (10,819)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --            (69)        --             --             (69)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Franklin Templeton - Franklin U.S. Government Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Franklin Templeton - Mutual Shares Securities Fund - Class
  2
Platinum Investor Immediate VA                                     --             --         --            (15)            (15)
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                              106        (56,040)        --             --         (55,934)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Franklin Templeton - Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                            5,955        (87,335)        --             --         (81,380)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                               --         (5,667)        --             --          (5,667)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                           12,869        (16,137)        --             --          (3,268)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Janus Aspen Series Mid Cap Growth Portfolio - Service
  Shares
   Platinum Investor                                              248        (49,591)        --             --         (49,343)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                              367        (17,928)        --             --         (17,561)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
JPMorgan Small Company Portfolio
   Platinum Investor                                           17,617        (26,979)        --             --          (9,362)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
LEVCO Equity Value Fund
   Select Reserve                                                  --         (5,749)        --             --          (5,749)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                              374        (69,699)        --             --         (69,325)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                              549       (202,800)        --             --        (202,251)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                               ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                            6       (24,604)         --             --        (24,598)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
MFS VIT Research Series - Initial Class
   Platinum Investor                                           50       (42,606)         --             --        (42,556)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                --            (1)         --             --             (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                          101       (53,549)         --             --        (53,448)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                          326       (96,951)         --             --        (96,625)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                          349       (28,813)         --             --        (28,464)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        5,753       (56,606)         --             --        (50,853)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           14       (67,479)         --             --        (67,465)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                          347       (74,838)         --             --        (74,491)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          704       (56,319)         --             --        (55,615)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Putnam VT International Growth and Income Fund - Class
  IB
   Platinum Investor                                        4,414       (10,167)         --             --         (5,753)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Royce Small-Cap Portfolio
   Select Reserve                                           3,095            --          --             --          3,095
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                             52,827       (76,590)         --             --        (23,763)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                                  4       (73,327)         --             --        (73,323)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                              Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                     Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                     ------------ -------------- ------------- ------------- ------------
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      426       (263,986)         --            --        (263,560)
   Platinum Investor                                332        (53,874)         --            --         (53,542)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      818       (129,759)         --            --        (128,941)
UIF High Yield Portfolio - Class I
   GENERATIONS                                      385       (125,146)         --            --        (124,761)
   Platinum Investor                                 --        (52,690)         --            --         (52,690)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
UIF International Magnum Portfolio - Class I
   GENERATIONS                                   24,724       (138,681)         --            --        (113,957)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      510       (242,012)         --            --        (241,502)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                       25        (46,206)         --            --         (46,181)
UIF Value Portfolio - Class I
   GENERATIONS                                    6,685       (240,162)         --            --        (233,477)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                 1,386         (4,171)         --            --          (2,785)
VALIC Company I - Core Value Fund
   Select Reserve                                    --           (717)         --            --            (717)
VALIC Company I - Health Sciences Fund
   Select Reserve                                    --         (1,614)         --            --          (1,614)
VALIC Company I - International Equities Fund
   Platinum Investor                              6,351        (35,761)         --            --         (29,410)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
   Select Reserve                                    --        (13,415)         --            --         (13,415)
   VAriety Plus                                      --            (39)         --            --             (39)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                256       (105,137)         --            --        (104,881)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
   Select Reserve                                    --         (9,905)         --            --          (9,905)
VALIC Company I - Money Market I Fund
   Platinum Investor                             88,562       (115,372)         --            --         (26,810)
   Platinum Investor Immediate VA                    --             --         196          (196)             --
   Select Reserve                                54,618        (44,992)         --            --           9,626
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                125        (53,221)         --            --         (53,096)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
VALIC Company I - Science & Technology Fund
   Platinum Investor                                281        (32,298)         --            --         (32,017)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                            ------------ -------------- ------------- ------------- ------------
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                        40         (24,713)       --               --        (24,673)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --              --        --               --             --
VALIC Company I - Stock Index Fund
   Platinum Investor                                       763        (214,151)       --               --       (213,388)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
   Select Reserve                                           --         (18,224)       --               --        (18,224)
   VAriety Plus                                             --         (23,531)       --               --        (23,531)
Van Kampen Comstock Fund
   Other Contracts                                         487         (15,322)       --             (195)       (15,030)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --         (23,853)       --               --        (23,853)
Van Kampen High Yield Fund
   Other Contracts                                         306        (260,061)       --               --       (259,755)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             697        (202,079)       --               --       (201,382)
   Other Contracts (Deferred Load, Non-Qualified)           --        (115,760)       --               --       (115,760)
   Other Contracts (Non-Qualified)                          --          (8,965)       --               --         (8,965)
   VAriety Plus                                             --         (10,652)       --               --        (10,652)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                              13         (97,714)       --               --        (97,701)
   Other Contracts (Deferred Load, Non-Qualified)          899         (16,568)       --               --        (15,669)
   Other Contracts (Deferred Load, Qualified)               --              --        --             (742)          (742)
   Other Contracts (Non-Qualified)                          --          (9,980)       --               --         (9,980)
   VAriety Plus                                             --            (297)       --               --           (297)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           3,045        (882,398)       --               --       (879,353)
   Platinum Investor                                       205         (59,648)       --               --        (59,443)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                         376,522        (224,572)       --               --        151,950
   Other Contracts (Deferred Load, Non-Qualified)           --         (51,911)       --           (3,537)       (55,448)
   Other Contracts (Non-Qualified)                          --         (10,991)       --               --        (10,991)
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                             487        (299,055)       --           (2,659)      (301,227)
Van Kampen Reserve Fund
   Other Contracts                                          --          (5,281)       --             (688)        (5,969)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                           --              --        --              (16)           (16)
WM VT Balanced Portfolio
   WM Advantage                                          1,049      (1,918,688)       --          (39,468)    (1,957,107)
   WM Strategic Asset Manager                           20,983      (5,255,376)       --               --     (5,234,393)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                             ------------ -------------- ------------- ------------- ------------
WM VT Conservative Balanced Portfolio
   WM Advantage                              --         (18,001)       --             --          (18,001)
   WM Strategic Asset Manager            43,162        (481,843)       --             --         (438,681)
WM VT Conservative Growth Portfolio
   WM Advantage                           8,865      (2,571,112)       --             --       (2,562,247)
   WM Strategic Asset Manager             8,972      (3,502,397)       --             --       (3,493,425)
WM VT Equity Income Fund
   WM Advantage                          22,533        (213,353)       --             --         (190,820)
   WM Strategic Asset Manager           437,005        (657,541)       --             --         (220,536)
WM VT Flexible Income Portfolio
   WM Advantage                              --        (396,931)       --             --         (396,931)
   WM Strategic Asset Manager             1,880      (1,862,094)       --             --       (1,860,214)
WM VT Growth & Income Fund
   WM Advantage                           4,072        (744,720)       --             --         (740,648)
   WM Strategic Asset Manager             4,446      (1,078,162)       --             --       (1,073,716)
WM VT Growth Fund
   WM Advantage                           7,348      (1,094,971)       --           (110)      (1,087,733)
   WM Strategic Asset Manager             3,305        (798,225)       --             --         (794,920)
WM VT Income Fund
   WM Advantage                           7,610        (869,057)       --           (429)        (861,876)
   WM Strategic Asset Manager           102,184        (444,290)       --             --         (342,106)
WM VT International Growth Fund
   WM Advantage                          34,188        (390,379)       --           (299)        (356,490)
   WM Strategic Asset Manager            92,557        (152,406)       --             --          (59,849)
WM VT Mid Cap Stock Fund
   WM Advantage                           2,001         (41,887)       --             --          (39,886)
   WM Strategic Asset Manager            38,278        (113,625)       --             --          (75,347)
WM VT Money Market Fund
   WM Advantage                         660,295        (585,638)       --             --           74,657
   WM Strategic Asset Manager           709,304        (637,186)       --             --           72,118
WM VT Short Term Income Fund
   WM Advantage                           6,598        (459,872)       --             --         (453,274)
   WM Strategic Asset Manager                --        (160,577)       --             --         (160,577)
WM VT Small Cap Growth Fund
   WM Advantage                           7,693        (574,438)       --           (219)        (566,964)
   WM Strategic Asset Manager               753        (109,234)       --             --         (108,481)
WM VT Strategic Growth Portfolio
   WM Advantage                           2,983         (84,533)       --             --          (81,550)
   WM Strategic Asset Manager             3,810      (1,252,862)       --             --       (1,249,052)
WM VT U.S. Government Securities Fund
   WM Advantage                          39,194        (614,074)       --           (439)        (575,319)
   WM Strategic Asset Manager             1,665        (552,343)       --             --         (550,678)
WM VT West Coast Equity Fund
   WM Advantage                          17,666        (104,354)       --             --          (86,688)
   WM Strategic Asset Manager            41,848        (377,672)       --             --         (335,824)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                               161        (47,239)        --            --          (47,078)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                             1,140       (269,612)        --            --         (268,472)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
American Century VP Value Fund - Class I
   Platinum Investor                                            21,429        (30,188)        --            --           (8,759)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                --        (13,085)        --            --          (13,085)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               138        (15,127)        --            --          (14,989)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                               123       (135,248)        --            --         (135,125)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                             1,509        (92,787)        --            --          (91,278)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                             1,409       (113,017)        --            --         (111,608)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --        (48,195)        --            --          (48,195)
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                   --         (4,473)        --            --           (4,473)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --         (7,979)        --            --           (7,979)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               254        (14,565)        --            --          (14,311)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            38,549        (98,004)        --            --          (59,455)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             3,902        (56,990)        --            --          (53,088)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                            Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                   Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                   ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            3,520        (52,125)        --            --          (48,605)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --         (3,885)        --            --           (3,885)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --         (2,362)        --            --           (2,362)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Franklin Templeton - Franklin U.S. Government Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         --            (5)              (5)
Franklin Templeton - Mutual Shares Securities Fund - Class
  2
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                              201        (39,742)        --            --          (39,541)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Franklin Templeton - Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                           14,259        (23,914)        --            --           (9,655)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                               --         (3,144)        --            --           (3,144)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                            8,360         (9,073)        --            --             (713)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Janus Aspen Series Mid Cap Growth Portfolio - Service
  Shares
   Platinum Investor                                              269        (41,136)        --            --          (40,867)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                              148        (37,931)        --            --          (37,783)
   Platinum Investor Immediate VA                                  --             --         --            (5)              (5)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
JPMorgan Small Company Portfolio
   Platinum Investor                                            8,997        (10,359)        --            --           (1,362)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
LEVCO Equity Value Fund
   Select Reserve                                                  --         (4,087)        --            --           (4,087)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                            2,444        (46,954)        --            --          (44,510)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                            1,829       (180,294)        --            --         (178,465)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                               ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        2,613       (19,692)         --            --         (17,079)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
MFS VIT Research Series - Initial Class
   Platinum Investor                                        6,175       (16,114)         --            --          (9,939)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                --        (1,118)         --            --          (1,118)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        8,550       (17,758)         --            --          (9,208)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                --        (1,143)         --            --          (1,143)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        5,488       (46,178)         --            --         (40,690)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        7,346       (12,616)         --            --          (5,270)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       14,265       (56,545)         --            --         (42,280)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           19       (49,918)         --            --         (49,899)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                          540       (87,184)         --            --         (86,644)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        3,120       (30,745)         --            --         (27,625)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Putnam VT International Growth and Income Fund - Class
  IB
   Platinum Investor                                       11,217        (6,483)         --            --           4,734
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Royce Small-Cap Portfolio
   Select Reserve                                          29,104          (958)         --            --          28,146
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                       Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                       ------------ -------------- ------------- ------------- ------------
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     17,058       (146,011)        --             --        (128,953)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                      7,217        (60,286)        --           (576)        (53,645)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      1,314       (339,572)        --             --        (338,258)
   Platinum Investor                                  451        (89,448)        --             --         (88,997)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,123       (180,891)        --           (393)       (180,161)
UIF High Yield Portfolio - Class I
   GENERATIONS                                        157       (190,404)        --             --        (190,247)
   Platinum Investor                                3,279        (24,253)        --             --         (20,974)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        378       (153,305)        --           (436)       (153,363)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,857       (326,676)        --           (359)       (325,178)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                      6,091        (84,288)        --             --         (78,197)
UIF Value Portfolio - Class I
   GENERATIONS                                        396       (340,548)        --           (423)       (340,575)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                   6,105         (3,872)        --             --           2,233
VALIC Company I - Health Sciences Fund
   Select Reserve                                   1,638         (2,008)        --             --            (370)
VALIC Company I - Income & Growth Fund
   Select Reserve                                      --             --         --             --              --
VALIC Company I - International Equities Fund
   Platinum Investor                                9,218        (19,477)        --             --         (10,259)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
   Select Reserve                                   7,025         (2,294)        --             --           4,731
   VAriety Plus                                        --            (44)        --             --             (44)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                1,262        (82,532)        --             --         (81,270)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
   Select Reserve                                   9,758         (1,667)        --             --           8,091
VALIC Company I - Money Market I Fund
   Platinum Investor                               26,231        (63,787)        --             --         (37,556)
   Select Reserve                                      --       (118,137)        --             --        (118,137)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                2,259        (52,836)        --             --         (50,577)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                            ------------ -------------- ------------- ------------- ------------
VALIC Company I - Science & Technology Fund
   Platinum Investor                                       912         (37,345)         --             --        (36,433)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                       125          (9,067)         --             --         (8,942)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --              (1)         --             --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                     4,417        (247,815)         --             --       (243,398)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
   Select Reserve                                        2,149            (331)         --             --          1,818
   VAriety Plus                                             --          (3,623)         --             --         (3,623)
Van Kampen Comstock Fund
   Other Contracts                                          --         (45,320)         --           (201)       (45,521)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --          (1,193)         --             --         (1,193)
Van Kampen High Yield Fund
   Other Contracts                                         319        (161,044)         --         (6,978)      (167,703)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                           1,390        (356,146)         --         (2,752)      (357,508)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             465        (211,702)         --           (127)      (211,364)
   Other Contracts (Deferred Load, Non-Qualified)        2,184         (51,044)         --        (12,554)       (61,414)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,236)        (1,236)
   Other Contracts (Non-Qualified)                          --          (7,776)         --           (890)        (8,666)
   VAriety Plus                                             --         (13,704)         --             --        (13,704)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                             114        (147,383)         --             --       (147,269)
   Other Contracts (Deferred Load, Non-Qualified)           --         (21,241)         --         (2,226)       (23,467)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (3,557)        (3,557)
   Other Contracts (Non-Qualified)                          --          (6,520)         --         (9,384)       (15,904)
   VAriety Plus                                             --         (27,458)         --             --        (27,458)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           5,775      (1,079,096)         --             --     (1,073,321)
   Platinum Investor                                    16,032         (41,194)         --             --        (25,162)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          87,937        (195,897)         --             --       (107,960)
   Other Contracts (Deferred Load, Non-Qualified)       36,223         (41,960)         --        (24,431)       (30,168)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,539)        (1,539)
   Other Contracts (Non-Qualified)                          --         (43,059)      6,436        (13,924)       (50,547)
Van Kampen Reserve Fund
   Other Contracts                                         815          (4,698)         --           (709)        (4,592)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                       Accumulation  Accumulation    Annuity    Annuity Units Net Increase
Divisions                              Units Issued Units Redeemed Units Issued   Redeemed     (Decrease)
---------                              ------------ -------------- ------------ ------------- ------------
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA             --              --        --              (5)            (5)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA             --              --        --              (4)            (4)
WM VT Balanced Portfolio
   WM Advantage                           92,096      (1,902,420)       --         (40,849)    (1,851,173)
   WM Strategic Asset Manager            154,650      (3,861,882)       --              --     (3,707,232)
WM VT Conservative Balanced Portfolio
   WM Advantage                            6,793         (40,700)       --              --        (33,907)
   WM Strategic Asset Manager            170,202        (402,515)       --              --       (232,313)
WM VT Conservative Growth Portfolio
   WM Advantage                           11,709      (3,136,345)       --              --     (3,124,636)
   WM Strategic Asset Manager             32,957      (2,922,882)       --              --     (2,889,925)
WM VT Equity Income Fund
   WM Advantage                          181,791         (38,221)       --              --        143,570
   WM Strategic Asset Manager            334,027        (368,206)       --              --        (34,179)
WM VT Flexible Income Portfolio
   WM Advantage                           19,420         (75,609)       --              --        (56,189)
   WM Strategic Asset Manager              2,826      (1,065,236)       --              --     (1,062,410)
WM VT Growth & Income Fund
   WM Advantage                           12,566        (996,803)       --              --       (984,237)
   WM Strategic Asset Manager             14,081        (771,025)       --              --       (756,944)
WM VT Growth Fund
   WM Advantage                           18,804      (1,258,242)       --            (114)    (1,239,552)
   WM Strategic Asset Manager              3,697        (808,993)       --              --       (805,296)
WM VT Income Fund
   WM Advantage                            3,133      (1,013,400)       --            (445)    (1,010,712)
   WM Strategic Asset Manager             26,636        (257,623)       --              --       (230,987)
WM VT International Growth Fund
   WM Advantage                            5,457        (572,091)       --            (310)      (566,944)
   WM Strategic Asset Manager             77,469         (83,399)       --              --         (5,930)
WM VT Mid Cap Stock Fund
   WM Advantage                            6,703         (39,625)       --              --        (32,922)
   WM Strategic Asset Manager              8,558         (98,819)       --              --        (90,261)
WM VT Money Market Fund
   WM Advantage                          538,222      (1,320,316)       --              --       (782,094)
   WM Strategic Asset Manager            240,730        (455,922)       --              --       (215,192)
WM VT Short Term Income Fund
   WM Advantage                            2,521        (716,623)       --              --       (714,102)
   WM Strategic Asset Manager                 --        (151,553)       --              --       (151,553)
WM VT Small Cap Growth Fund
   WM Advantage                           21,134        (672,363)       --            (227)      (651,456)
   WM Strategic Asset Manager                649        (192,020)       --              --       (191,371)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                             ------------ -------------- ------------- ------------- ------------
WM VT Strategic Growth Portfolio
   WM Advantage                             --        (351,475)        --             --        (351,475)
   WM Strategic Asset Manager            4,608        (994,481)        --             --        (989,873)
WM VT U.S. Government Securities Fund
   WM Advantage                          3,215        (906,329)        --           (454)       (903,568)
   WM Strategic Asset Manager            1,005        (492,948)        --             --        (491,943)
WM VT West Coast Equity Fund
   WM Advantage                          2,279        (193,207)        --             --        (190,928)
   WM Strategic Asset Manager            8,436        (283,265)        --             --        (274,829)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense  Total Return
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                    ------- ------ ---------- ---------- --------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                         445,370 $10.82 $4,817,849    1.09%     1.35%       8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         136,658  15.44  2,110,498    0.88%     1.35%      26.52%
   Platinum Investor Immediate VA                                 --  17.58         --    0.02%     0.55%      27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                              --     --         --    1.96%     1.35%       5.11%
   Platinum Investor Immediate VA                                 --     --         --    0.00%     0.55%       5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  14.43         --    0.00%     0.55%      18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  13.45         --    0.00%     0.55%       9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 --  10.73         --    2.07%     0.55%       1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                         126,731  17.99  2,280,094    1.51%     1.35%      17.07%
   Platinum Investor Immediate VA                                 --  13.37         --    2.86%     0.55%      18.00%
Credit Suisse Small Cap Core I Portfolio*
   Platinum Investor                                          36,056   7.92    285,465    0.00%     1.35%       3.37%
   Platinum Investor Immediate VA                                 --  10.77         --    0.00%     0.55%       4.19%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          55,550  13.58    754,197    0.43%     1.35%       6.31%
   Platinum Investor Immediate VA                                 --     --         --    0.77%     0.55%       8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                         192,291   7.99  1,535,595    0.12%     1.35%       7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                         185,387  13.99  2,592,929    0.42%     1.35%       2.38%
   Platinum Investor Immediate VA                                 --     --         --    0.80%     0.55%       8.61%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                         283,538  13.77  3,904,087    4.54%     1.35%       2.84%
   Platinum Investor Immediate VA                                 --     --         --    2.84%     0.55%      -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.62  5,846,749    7.21%     0.40%       8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,274   3.19    131,702    2.61%     1.55%       5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          73,804  10.74    792,912    2.87%     1.35%       5.70%
   Platinum Investor Immediate VA                                 --  11.48         --    5.06%     0.55%       6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         227,602  13.42  3,053,452    0.93%     1.35%       9.94%
   Platinum Investor Immediate VA                                 --  14.24         --    0.79%     0.55%      10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         244,134  13.39  3,270,110    2.93%     1.35%      18.33%
   Platinum Investor Immediate VA                                 --  13.62         --    3.12%     0.55%      19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                         260,264   7.25  1,887,204    0.18%     1.35%       5.15%
   Platinum Investor Immediate VA                                 --  11.58         --    0.33%     0.55%       5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                     13,181 $ 3.48 $   45,895    2.16%     1.55%      13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                       --  15.83         --    0.38%     0.55%      11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                     11,837   3.26     38,624    0.84%     1.55%      16.27%
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2
Platinum Investor Immediate VA                          --  14.52         --    0.00%     0.55%      16.34%
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2
   Platinum Investor Immediate VA                       --  10.89         --    0.04%     0.55%       3.45%
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2
   Platinum Investor Immediate VA                       --  14.24         --    0.00%     0.55%      17.73%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                                82,948  14.05  1,165,299    1.12%     1.35%      19.82%
   Platinum Investor Immediate VA                       --  15.22         --    0.01%     0.55%      20.78%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                                68,436  15.94  1,090,711    6.85%     1.35%      19.49%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                11,212   9.82    110,158    0.10%     1.35%       7.11%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                47,209  14.49    684,202    1.86%     1.35%      44.67%
   Platinum Investor Immediate VA                       --  23.20         --    0.01%     0.55%      45.83%
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                               104,026   6.40    665,629    0.00%     1.35%      11.79%
   Platinum Investor Immediate VA                       --  14.31         --    0.00%     0.55%      12.69%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                                61,569   7.68    472,710    1.57%     1.35%      16.36%
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                29,569  12.88    380,989    0.00%     1.35%      13.47%
   Platinum Investor Immediate VA                       --  14.04         --    0.00%     0.55%      14.38%
LEVCO Equity Value Fund
   Select Reserve                                       --     --         --    0.00%     0.40%       4.42%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                               156,062   7.33  1,144,200    0.46%     1.35%      12.28%
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                               328,642   9.32  3,062,734    0.00%     1.35%       6.45%
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                56,286   9.48    533,801    0.00%     1.35%      11.70%
   Platinum Investor Immediate VA                       --  12.74         --    0.00%     0.55%      12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                80,884   8.48    685,546    0.53%     1.35%       9.00%
   Platinum Investor Immediate VA                       --  13.20         --    1.03%     0.55%       9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                   Unit                Income    Expense  Total Return
Divisions                                                   Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                  ------- ------ ---------- ---------- --------- ------------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,487 $ 2.74 $    9,569    0.81%     1.55%       8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        71,337   7.92    564,863    0.00%     1.35%      13.16%
   Platinum Investor Immediate VA                               --  14.47         --    0.00%     0.55%      14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  12.48         --    4.28%     0.55%      10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  15.61         --    2.13%     0.55%      17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                       176,349  14.89  2,625,774    4.04%     1.35%      -0.64%
   Platinum Investor Immediate VA                               --  10.86         --    3.22%     0.55%       0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        83,935  11.24    943,847    4.47%     1.35%       2.88%
   Platinum Investor Immediate VA                               --  10.65         --    3.35%     0.55%       3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       241,434  13.15  3,175,850    4.43%     1.35%       2.45%
   Platinum Investor Immediate VA                               --  11.02         --    3.46%     0.55%       3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        91,000  12.31  1,120,606    1.27%     1.35%      15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                       153,427  11.27  1,729,249    0.00%     1.35%       4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                               --  11.70         --   11.51%     0.55%       5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       198,358  12.18  2,415,846    1.49%     1.35%      14.36%
   Platinum Investor Immediate VA                               --     --         --    3.16%     0.55%       5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                        62,530  15.85    990,908    1.18%     1.35%      25.52%
   Platinum Investor Immediate VA                               --  16.62         --    2.62%     0.55%      26.53%
Royce Small-Cap Portfolio
   Select Reserve                                          115,790  15.46  1,790,648    0.06%     0.40%      15.11%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                               --  13.85         --    0.00%     0.55%      12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                               --  11.88         --    0.02%     0.55%      10.26%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                             316,768   7.79  2,467,153    3.86%     1.40%       2.29%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                             240,565  10.53  2,532,129    0.79%     1.40%      35.24%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                             699,412   8.02  5,611,767    0.00%     1.40%       2.66%
   Platinum Investor                                       108,843  10.39  1,130,387    0.00%     1.35%       2.71%
   Platinum Investor Immediate VA                               --     --         --    0.00%     0.55%       1.33%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                             462,673   9.95  4,603,818    1.55%     1.40%      19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                              Investment
                                                           Unit                 Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ----------- ---------- --------- ------------
UIF High Yield Portfolio - Class I
   GENERATIONS                                     392,179 $ 6.60 $ 2,588,719    8.01%     1.40%       7.12%
   Platinum Investor                                66,703  11.25     750,584    7.77%     1.35%       7.17%
   Platinum Investor Immediate VA                       --     --          --    0.00%     0.55%       2.46%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                     417,752   7.82   3,265,985    0.10%     1.40%      23.40%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                     756,828  13.72  10,383,305    0.28%     1.40%      19.02%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                     146,918  28.44   4,178,031    1.10%     1.40%      36.13%
UIF Value Portfolio - Class I
   GENERATIONS                                     902,459   9.44   8,521,901    1.75%     1.40%      15.27%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                    8,108  12.25      99,292    0.17%     0.40%       9.01%
VALIC Company I - Core Value Fund *
   Select Reserve                                    3,985  13.37      53,295    0.78%     0.40%      16.68%
VALIC Company I - Health Sciences Fund
   Select Reserve                                    4,648  13.09      60,852    0.00%     0.40%       8.02%
VALIC Company I - International Equities Fund
   Platinum Investor                                51,260  12.61     646,255    1.21%     1.35%      21.41%
   Platinum Investor Immediate VA                       --  16.20          --    0.00%     0.55%      22.39%
   Select Reserve                                   10,809  13.81     149,242    1.03%     0.40%      22.57%
   VAriety Plus                                     16,610   1.82      30,149    1.60%     1.55%      21.17%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                               214,591  19.04   4,086,546    0.40%     1.35%       8.50%
   Platinum Investor Immediate VA                       --  13.67          --    0.00%     0.55%       9.37%
   Select Reserve                                   16,302  16.78     273,495    0.38%     0.40%       9.54%
VALIC Company I - Money Market I Fund
   Platinum Investor                               201,624  11.24   2,267,051    5.17%     1.35%       3.22%
   Platinum Investor Immediate VA                       --  10.66          --    0.00%     0.55%       4.05%
   Select Reserve                                  887,949   6.25   5,551,833    4.51%     0.40%       4.20%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                73,708   4.97     366,351    0.06%     1.35%       5.23%
   Platinum Investor Immediate VA                       --  11.87          --    0.00%     0.55%       6.08%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                71,722   4.10     294,097    0.00%     1.35%       4.43%
   Platinum Investor Immediate VA                       --  11.36          --    0.00%     0.55%       5.27%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                48,188  15.47     745,538    0.31%     1.35%      16.48%
   Platinum Investor Immediate VA                       --  13.98          --    0.00%     0.55%      17.42%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                        838   3.90       3,270    0.73%     1.55%      13.75%
VALIC Company I - Stock Index Fund
   Platinum Investor                               451,967  10.49   4,743,321    0.72%     1.35%      13.86%
   Platinum Investor Immediate VA                       --  12.87          --    0.00%     0.55%      14.78%
   Select Reserve                                   42,638  11.42     486,792    0.73%     0.40%      14.95%
   VAriety Plus                                     28,656   5.03     144,140    0.63%     1.55%      13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense  Total Return
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                             ---------- ------ ------------ ---------- --------- ------------
Van Kampen Comstock Fund
   Other Contracts                                       157,068 $35.30 $  5,543,855    2.02%     0.75%      15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                        20,882   7.08      147,920    3.41%     0.75%       3.08%
Van Kampen High Yield Fund
   Other Contracts                                       719,363   6.08    4,374,187    6.48%     0.75%       7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           468,303  17.41    8,154,865    0.46%     1.40%       5.59%
   Other Contracts (Deferred Load, Non-Qualified)        666,481   6.71    4,475,082    0.40%     1.25%       5.75%
   Other Contracts (Non-Qualified)                        76,465   7.55      577,655    0.40%     0.75%       6.28%
   VAriety Plus                                          187,705   3.37      633,440    0.42%     1.55%       5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           346,226  13.00    4,500,338    4.78%     1.40%       1.91%
   Other Contracts (Deferred Load, Non-Qualified)        321,385   4.51    1,449,706    4.53%     1.25%       2.06%
   Other Contracts (Deferred Load, Qualified)              4,179   4.76       19,911    4.53%     1.25%       2.06%
   Other Contracts (Non-Qualified)                        73,361   5.19      380,858    4.53%     0.75%       2.57%
   VAriety Plus                                           75,436   2.55      192,270    4.39%     1.55%       1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         2,931,847  12.63   37,023,531    1.22%     1.40%      14.62%
   Platinum Investor                                      92,535  14.62    1,352,494    1.24%     1.35%      14.68%
   Platinum Investor Immediate VA                             --  14.09           --    2.43%     0.55%      15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           313,943   9.38    2,945,338    3.25%     1.40%       2.97%
   Other Contracts (Deferred Load, Non-Qualified)        410,534   2.71    1,110,670    4.21%     1.25%       3.12%
   Other Contracts (Non-Qualified)                       122,325   3.05      373,164    4.21%     0.75%       3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                           843,905  12.38   10,448,335    0.00%     1.40%       1.43%
Van Kampen Reserve Fund
   Other Contracts                                        58,501   4.35      254,712    4.05%     0.75%       3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             --  11.89           --   14.77%     0.55%       7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             --  18.59            -    4.75%     0.55%      34.19%
WM VT Balanced Portfolio
   WM Advantage                                       11,516,529   1.53   17,601,885    2.07%     1.40%       9.07%
   WM Strategic Asset Manager                         19,470,713   9.97  194,080,268    2.15%     1.40%       9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          270,775   1.38      373,663    2.72%     1.40%       7.32%
   WM Strategic Asset Manager                          1,493,185   7.20   10,745,600    2.64%     1.40%       7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                       12,969,304   1.51   19,592,313    1.53%     1.40%      10.64%
   WM Strategic Asset Manager                         12,615,027  10.53  132,779,618    1.58%     1.40%      10.64%
WM VT Equity Income Fund
   WM Advantage                                          788,876   2.07    1,633,682    1.83%     1.40%      16.53%
   WM Strategic Asset Manager                          2,465,206  10.45   25,759,147    1.74%     1.40%      16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                          881,583   1.38    1,219,226    4.50%     1.40%       5.36%
   WM Strategic Asset Manager                          3,943,217   8.23   32,438,902    4.07%     1.40%       5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                   Investment
                                                Unit                 Income    Expense  Total Return
Divisions                               Units   Value  Net Assets  Ratio (a)  Ratio (b)     (c)
---------                             --------- ------ ----------- ---------- --------- ------------
WM VT Growth & Income Fund
   WM Advantage                       3,891,950 $ 2.96 $11,507,229    1.43%     1.40%      10.32%
   WM Strategic Asset Manager         3,185,003   6.92  22,055,921    1.48%     1.40%      10.32%
WM VT Growth Fund
   WM Advantage                       4,920,948   3.16  15,531,819    0.11%     1.40%       3.48%
   WM Strategic Asset Manager         2,464,322   6.90  17,008,754    0.12%     1.40%       3.48%
WM VT Income Fund
   WM Advantage                       4,103,763   1.91   7,832,245    5.75%     1.40%       3.45%
   WM Strategic Asset Manager         1,060,957   7.31   7,755,463    5.90%     1.40%       3.45%
WM VT International Growth Fund
   WM Advantage                       2,854,402   2.08   5,937,296    1.44%     1.40%      18.87%
   WM Strategic Asset Manager           458,616   7.44   3,413,400    1.52%     1.40%      18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                         462,219   2.08     962,766    1.70%     1.40%      15.26%
   WM Strategic Asset Manager           599,565  10.41   6,244,219    1.78%     1.40%      15.26%
WM VT Money Market Fund
   WM Advantage                       1,179,344   1.34   1,576,493    4.39%     1.40%       2.91%
   WM Strategic Asset Manager         1,276,306   5.95   7,597,960    3.70%     1.40%       2.91%
WM VT Short Term Income Fund
   WM Advantage                       2,358,215   1.51   3,565,409    4.38%     1.40%       3.14%
   WM Strategic Asset Manager           270,706   6.71   1,816,608    4.44%     1.40%       3.14%
WM VT Small Cap Growth Fund
   WM Advantage                       2,668,182   2.03   5,425,768    0.00%     1.40%       5.34%
   WM Strategic Asset Manager           477,041   6.25   2,981,277    0.00%     1.40%       5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                         612,372   1.42     870,067    1.08%     1.40%      11.49%
   WM Strategic Asset Manager         4,197,173  11.46  48,092,536    1.09%     1.40%      11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                       3,672,369   1.68   6,155,578    4.61%     1.40%       3.01%
   WM Strategic Asset Manager         1,358,726   6.74   9,159,888    5.04%     1.40%       3.01%
WM VT West Coast Equity Fund
   WM Advantage                         605,713   1.82   1,104,647    0.50%     1.40%      10.48%
   WM Strategic Asset Manager         1,718,444  11.79  20,268,636    0.53%     1.40%      10.48%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                               200,774 $12.21 $2,450,750    0.60%     1.35%      16.35%
   Platinum Investor Immediate VA                       15  13.79        210    0.67%     0.55%      17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               789,143   7.79  6,150,190    0.73%     1.35%       4.24%
   Platinum Investor Immediate VA                       15  11.11        169    0.85%     0.55%       5.08%
Alger American Leveraged AllCap Portfolio - Class
  O Shares
   Platinum Investor Immediate VA                       15  12.17        180    0.00%     0.55%      13.82%
Alger American MidCap Growth Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                       15  12.28        179    0.00%     0.55%       9.22%
American Century VP Inflation Protection Fund -
  Class II
   Platinum Investor Immediate VA                       15  10.62        163    4.56%     0.55%       1.01%
American Century VP Value Fund - Class I
   Platinum Investor                               175,302  15.37  2,694,140    0.92%     1.35%       3.63%
   Platinum Investor Immediate VA                       15  11.33        172    0.96%     0.55%       4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                82,085   7.66    628,731    0.00%     1.35%      -3.98%
   Platinum Investor Immediate VA                       15  10.34        154    0.00%     0.55%      -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                84,528  12.77  1,079,529    0.03%     1.35%       7.71%
   Platinum Investor Immediate VA                       15  12.30        184    0.03%     0.55%       8.57%
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial shares
   Platinum Investor                               296,857   7.41  2,200,322    0.00%     1.35%       2.23%
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Platinum Investor                               263,139  13.66  3,594,777    0.00%     1.35%       4.39%
   Platinum Investor Immediate VA                       15  11.48        173    0.00%     0.55%       5.22%
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Platinum Investor                               415,514  13.39  5,563,332    3.60%     1.35%       1.11%
   Platinum Investor Immediate VA                       15  10.76        165    3.79%     0.55%       1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                  766,976   7.02  5,387,853    5.78%     0.40%       1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                        -   7.61          -    0.00%     0.40%      -1.95%
Fidelity VIP Asset Manager Portfolio - Initial
  Class
   VAriety Plus                                     41,319   3.02    124,771    2.48%     1.55%       2.45%
Fidelity VIP Asset Manager Portfolio - Service
  Class 2
   Platinum Investor                               104,375  10.16  1,060,848    2.53%     1.35%       2.39%
   Platinum Investor Immediate VA                       15  10.77        164    2.77%     0.55%       3.21%
Fidelity VIP Contrafund Portfolio - Service Class
  2
   Platinum Investor                               296,415  12.20  3,617,040    0.12%     1.35%      15.09%
   Platinum Investor Immediate VA                       15  12.85        193    0.14%     0.55%      16.01%
Fidelity VIP Equity-Income Portfolio - Service
  Class 2
   Platinum Investor                               324,989  11.32  3,678,950    1.49%     1.35%       4.16%
   Platinum Investor Immediate VA                       15  11.42        173    1.58%     0.55%       4.99%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                               356,109   6.90  2,455,781    0.28%     1.35%       4.09%
   Platinum Investor Immediate VA                       15  10.93        163    0.30%     0.55%       4.93%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                     24,000 $ 3.06 $   73,329    1.83%     1.55%       3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                       15  14.16        213    0.00%     0.55%      17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                     11,906   2.81     33,413    0.66%     1.55%      17.22%
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2
   Platinum Investor Immediate VA                       15  12.48        188    0.84%     0.55%       8.17%
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2
   Platinum Investor Immediate VA                       15  10.53        161    4.81%     0.55%       1.84%
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2
   Platinum Investor Immediate VA                       15  12.09        183    0.99%     0.55%       9.95%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                               138,882  11.72  1,628,330    1.20%     1.35%       8.70%
   Platinum Investor Immediate VA                       15  12.60        191    1.28%     0.55%       9.57%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                               149,816  13.34  1,998,242    3.78%     1.35%       2.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                16,879   9.17    154,830    0.14%     1.35%       1.57%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                50,477  10.02    505,678    1.01%     1.35%      30.18%
   Platinum Investor Immediate VA                       15  15.91        240    1.12%     0.55%      31.22%
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                               153,369   5.72    877,861    0.00%     1.35%      10.53%
   Platinum Investor Immediate VA                       15  12.70        190    0.00%     0.55%      11.41%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                                79,130   6.60    522,124    1.03%     1.35%       4.16%
   Platinum Investor Immediate VA                       15  11.36        173    1.30%     0.55%       4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                       15  12.32        187    0.21%     0.55%       8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                38,931  11.36    442,073    0.00%     1.35%       2.03%
   Platinum Investor Immediate VA                       15  12.28        182    0.00%     0.55%       2.85%
LEVCO Equity Value Fund
   Select Reserve                                    5,749   7.22     41,488    0.09%     0.40%       8.11%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                               225,387   6.53  1,471,762    0.76%     1.35%       0.33%
   Platinum Investor Immediate VA                       15  11.16        168    0.82%     0.55%       1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                               530,893   8.75  4,647,795    0.00%     1.35%       7.73%
   Platinum Investor Immediate VA                       15  11.90        180    0.00%     0.55%       8.59%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                80,884   8.49    686,735    0.00%     1.35%       3.84%
   Platinum Investor Immediate VA                       15  11.32        171    0.00%     0.55%       4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                               123,440   7.78    959,855    0.46%     1.35%       6.36%
   Platinum Investor Immediate VA                       15  12.01        182    0.52%     0.55%       7.21%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                      3,488 $ 2.52 $    8,784    0.84%     1.55%       7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                               124,785   7.00    873,162    0.00%     1.35%      12.22%
   Platinum Investor Immediate VA                       15  12.69        190    0.00%     0.55%      13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                          -   2.98          -    0.00%     1.55%      16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                       15  11.29        173    1.93%     0.55%       3.32%
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares
   Platinum Investor Immediate VA                       15  13.33        202    1.09%     0.55%      13.68%
PIMCO VIT Real Return Portfolio - Administrative
  Class
   Platinum Investor                               272,974  14.99  4,090,747    2.79%     1.35%       0.73%
   Platinum Investor Immediate VA                       15  10.84        167    2.98%     0.55%       1.53%
PIMCO VIT Short-Term Portfolio - Administrative
  Class
   Platinum Investor                               112,399  10.93  1,228,529    2.75%     1.35%       1.13%
   Platinum Investor Immediate VA                       15  10.27        158    2.79%     0.55%       1.94%
PIMCO VIT Total Return Portfolio - Administrative
  Class
   Platinum Investor                               292,287  12.84  3,752,800    3.38%     1.35%       1.08%
   Platinum Investor Immediate VA                       15  10.67        164    3.56%     0.55%       1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                               158,465  10.70  1,695,800    1.27%     1.35%       4.75%
Pioneer Growth Opportunities VCT Portfolio -
  Class I
   Platinum Investor                               227,918  10.82  2,465,661    0.00%     1.35%       5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                       15  11.07        170    8.07%     0.55%       2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                               253,973  10.65  2,704,763    1.58%     1.35%       3.82%
   Platinum Investor Immediate VA                       15  11.28        173    1.70%     0.55%       4.65%
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                68,283  12.62    862,046    0.80%     1.35%      12.57%
   Platinum Investor Immediate VA                       15  13.14        200    0.92%     0.55%      13.48%
Royce Small-Cap Portfolio
   Select Reserve                                  112,695  13.43  1,514,045    0.00%     0.40%       8.13%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                       15  12.29        184    0.00%     0.55%       8.14%
SunAmerica - SunAmerica Balanced Portfolio -
  Class 1
   Platinum Investor Immediate VA                       15  10.77        165    2.49%     0.55%       1.34%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     340,531   7.61  2,592,775    3.36%     1.40%       2.77%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                     313,888   7.78  2,442,958    0.37%     1.40%      32.00%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                     962,972   7.82  7,526,085    0.47%     1.40%      14.11%
   Platinum Investor                               162,385  10.11  1,641,901    0.47%     1.35%      14.16%
   Platinum Investor Immediate VA                       15  12.25        187    0.48%     0.55%      15.08%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                     591,614   8.32  4,925,118    0.97%     1.40%       4.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                     --------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I
   GENERATIONS                                  516,940 $ 6.16 $ 3,185,569    7.22%     1.40%     -0.34%
   Platinum Investor                            119,393  10.50   1,253,617    7.32%     1.35%     -0.29%
   Platinum Investor Immediate VA                    15  10.92         167    7.55%     0.55%      0.50%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  531,709   6.34   3,368,662    1.13%     1.40%      9.53%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                  998,330  11.53  11,507,341    0.31%     1.40%     10.75%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  193,099  20.89   4,033,782    1.18%     1.40%     15.43%
UIF Value Portfolio - Class I
   GENERATIONS                                1,135,936   8.19   9,305,629    1.30%     1.40%      3.11%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                10,893  11.23     122,382    0.17%     0.40%      5.48%
VALIC Company I - Health Sciences Fund
   Select Reserve                                 6,262  12.12      75,883    0.00%     0.40%     12.58%
VALIC Company I - Income & Growth Fund
   Select Reserve                                 4,702  11.46      53,905    1.88%     0.40%      4.14%
VALIC Company I - International Equities Fund
   Platinum Investor                             80,670  10.38     837,658    1.64%     1.35%     15.42%
   Platinum Investor Immediate VA                    15  13.23         203    1.84%     0.55%     16.34%
   Select Reserve                                24,224  11.27     272,893    1.81%     0.40%     16.52%
   VAriety Plus                                  16,649   1.50      24,940    1.70%     1.55%     15.19%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            319,472  17.55   5,607,049    0.98%     1.35%     10.70%
   Platinum Investor Immediate VA                    15  12.50         190    1.06%     0.55%     11.58%
   Select Reserve                                26,207  15.32     401,388    1.19%     0.40%     11.75%
VALIC Company I - Money Market I Fund
   Platinum Investor                            228,434  10.89   2,488,367    2.88%     1.35%      1.35%
   Select Reserve                               878,323   6.00   5,270,144    2.60%     0.40%      2.32%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            126,804   4.72     598,917    0.13%     1.35%     -0.11%
   Platinum Investor Immediate VA                    15  11.19         166    0.14%     0.55%      0.69%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            103,739   3.93     407,328    0.00%     1.35%      1.95%
   Platinum Investor Immediate VA                    15  10.79         161    0.00%     0.55%      2.76%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             72,861  13.28     967,745    0.84%     1.35%      2.87%
   Platinum Investor Immediate VA                    15  11.90         177    0.98%     0.55%      3.70%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     838   3.43       2,877    1.17%     1.55%      2.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                            665,355   9.22   6,132,525    1.46%     1.35%      3.16%
   Platinum Investor Immediate VA                    15  11.21         172    1.58%     0.55%      3.99%
   Select Reserve                                60,862   9.93     604,481    1.47%     0.40%      4.14%
   VAriety Plus                                  52,187   4.43     231,000    1.48%     1.55%      2.96%
Van Kampen Comstock Fund
   Other Contracts                              172,098  30.64   5,272,945    1.69%     0.75%      3.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            ---------- ------ ------------ ---------- --------- ----------
Van Kampen Corporate Bond Fund
   Other Contracts                                       44,735 $ 6.87 $    307,396    4.68%     0.75%      1.69%
Van Kampen High Yield Fund
   Other Contracts                                      979,118   5.66    5,541,048    7.35%     0.75%      0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,145,132  12.21   13,977,951    0.27%     1.40%      6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          669,685  16.49   11,043,888    0.76%     1.40%      6.65%
   Other Contracts (Deferred Load, Non-Qualified)       782,241   6.35    4,966,677    0.71%     1.25%      6.81%
   Other Contracts (Deferred Load, Qualified)                --   6.31           --    0.71%     1.25%      6.81%
   Other Contracts (Non-Qualified)                       85,430   7.11      607,240    0.71%     0.75%      7.34%
   VAriety Plus                                         198,357   3.20      634,874    0.70%     1.55%      6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          443,927  12.76    5,662,366    4.37%     1.40%      2.10%
   Other Contracts (Deferred Load, Non-Qualified)       337,054   4.42    1,489,718    4.14%     1.25%      2.25%
   Other Contracts (Deferred Load, Qualified)             4,921   4.67       22,975    4.14%     1.25%      2.26%
   Other Contracts (Non-Qualified)                       83,341   5.06      421,837    4.14%     0.75%      2.77%
   VAriety Plus                                          75,733   2.50      189,701    3.58%     1.55%      1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        3,811,200  11.02   41,987,846    1.17%     1.40%      8.46%
   Platinum Investor                                    151,978  12.74    1,936,953    1.15%     1.35%      8.52%
   Platinum Investor Immediate VA                            15  12.19          186    1.22%     0.55%      9.38%
   Van Kampen LIT Money Market Portfolio - Class I
GENERATIONS                                             161,993   9.11    1,475,955    2.44%     1.40%      1.26%
   Other Contracts (Deferred Load, Non-Qualified)       465,982   2.62    1,222,497    2.72%     1.25%      1.41%
   Other Contracts (Deferred Load, Qualified)                --   2.62           --    2.72%     1.25%      1.41%
   Other Contracts (Non-Qualified)                      133,316   2.94      392,415    2.72%     0.75%      1.92%
   Van Kampen Reserve Fund
   Other Contracts                                       64,470   4.21      271,546    2.25%     0.75%      1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                            15  11.04          169    8.14%     0.55%      2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                            16  13.85          215    3.09%     0.55%     11.22%
WM VT Balanced Portfolio
   WM Advantage                                      13,473,636   1.40   18,880,041    1.92%     1.40%      4.54%
   WM Strategic Asset Manager                        24,705,106   9.14  225,771,616    1.87%     1.40%      4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         288,776   1.29      371,321    2.25%     1.40%      3.14%
   WM Strategic Asset Manager                         1,931,866   6.71   12,954,219    2.29%     1.40%      3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                      15,531,551   1.37   21,205,847    1.19%     1.40%      5.55%
   WM Strategic Asset Manager                        16,108,452   9.51  153,239,074    1.25%     1.40%      5.55%
WM VT Equity Income Fund
   WM Advantage                                         979,696   1.78    1,741,099    1.60%     1.40%      8.74%
   WM Strategic Asset Manager                         2,685,742   8.97   24,083,259    1.60%     1.40%      8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,278,514   1.31    1,678,211    3.29%     1.40%      1.98%
   WM Strategic Asset Manager                         5,803,431   7.81   45,312,895    3.37%     1.40%      1.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                   Investment
                                                Unit                 Income    Expense    Total
Divisions                               Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                             --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                       4,632,598 $ 2.68 $12,416,173    1.22%     1.40%      1.87%
   WM Strategic Asset Manager         4,258,719   6.28  26,733,524    1.21%     1.40%      1.87%
WM VT Growth Fund
   WM Advantage                       6,008,681   3.05  18,326,386    0.54%     1.40%      5.92%
   WM Strategic Asset Manager         3,259,242   6.67  21,737,762    0.52%     1.40%      5.92%
WM VT Income Fund
   WM Advantage                       4,965,639   1.84   9,161,455    5.88%     1.40%      0.98%
   WM Strategic Asset Manager         1,403,063   7.07   9,914,583    5.67%     1.40%      0.98%
WM VT International Growth Fund
   WM Advantage                       3,210,892   1.75   5,618,477    1.53%     1.40%     16.23%
   WM Strategic Asset Manager           518,465   6.26   3,246,202    1.50%     1.40%     16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                         502,105   1.81     907,408    0.47%     1.40%     11.82%
   WM Strategic Asset Manager           674,912   9.04   6,098,498    0.45%     1.40%     11.82%
WM VT Money Market Fund
   WM Advantage                       1,104,687   1.30   1,434,891    2.66%     1.40%      1.16%
   WM Strategic Asset Manager         1,204,188   5.78   6,965,659    2.50%     1.40%      1.16%
WM VT Short Term Income Fund
   WM Advantage                       2,811,489   1.47   4,121,263    3.88%     1.40%      0.23%
   WM Strategic Asset Manager           431,283   6.51   2,806,059    3.63%     1.40%      0.23%
WM VT Small Cap Growth Fund
   WM Advantage                       3,235,146   1.93   6,245,387    0.00%     1.40%     -3.09%
   WM Strategic Asset Manager           585,522   5.93   3,473,852    0.00%     1.40%     -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                         693,922   1.27     884,329    0.61%     1.40%      6.22%
   WM Strategic Asset Manager         5,446,225  10.28  55,973,253    0.65%     1.40%      6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                       4,247,688   1.63   6,912,207    4.39%     1.40%      0.85%
   WM Strategic Asset Manager         1,909,404   6.54  12,496,759    4.37%     1.40%      0.85%
WM VT West Coast Equity Fund
   WM Advantage                         692,401   1.65   1,143,012    0.78%     1.40%      7.07%
   WM Strategic Asset Manager         2,054,268  10.68  21,932,198    0.70%     1.40%      7.07%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                            Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                 247,852 $10.49 $2,600,236    0.60%     1.35%     22.34%
   Platinum Investor Immediate VA                         19  11.75        229    1.17%     0.55%     17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               1,057,615   7.48  7,907,100    0.43%     1.35%      4.35%
   Platinum Investor Immediate VA                         19  10.57        206    0.90%     0.55%      5.72%
Alger American Leveraged AllCap Portfolio - Class
  O Shares
   Platinum Investor Immediate VA                         19  10.69        202    0.00%     0.55%      6.90%
Alger American MidCap Growth Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                         19  11.24        210    0.00%     0.55%     12.40%
American Century VP Inflation Protection Fund -
  Class II
   Platinum Investor Immediate VA                         20  10.51        206    3.28%     0.55%      5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                 184,061  14.83  2,729,694    0.94%     1.35%     12.80%
   Platinum Investor Immediate VA                         19  10.84        211    0.00%     0.55%      8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                  95,170   7.98    759,174    0.00%     1.35%      9.38%
   Platinum Investor Immediate VA                         19  10.68        204    0.00%     0.55%      6.81%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                  99,517  11.86  1,179,958    0.36%     1.35%     12.94%
   Platinum Investor Immediate VA                         19  11.33        218    0.71%     0.55%     13.26%
Dreyfus Socially Responsible Growth Fund -
  Initial shares
   Platinum Investor                                 431,982   7.25  3,132,033    0.36%     1.35%      4.79%
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Platinum Investor                                 354,417  13.09  4,638,295    0.18%     1.35%      9.85%
   Platinum Investor Immediate VA                         19  10.91        210    0.38%     0.55%      9.09%
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Platinum Investor                                 527,122  13.24  6,980,308    3.95%     1.35%      1.98%
   Platinum Investor Immediate VA                         20  10.55        207    4.93%     0.55%      5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                    815,171   6.95  5,665,554    5.48%     0.40%      8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                      4,473   7.77     34,740    8.87%     0.40%      7.98%
Fidelity VIP Asset Manager Portfolio - Initial
  Class
   VAriety Plus                                       49,298   2.95    145,308    2.65%     1.55%      3.85%
Fidelity VIP Asset Manager Portfolio - Service
  Class 2
   Platinum Investor                                 118,686   9.93  1,178,113    2.47%     1.35%      3.77%
   Platinum Investor Immediate VA                         20  10.44        204    0.00%     0.55%      4.39%
Fidelity VIP Contrafund Portfolio - Service Class
  2
   Platinum Investor                                 355,870  10.60  3,773,254    0.20%     1.35%     13.62%
   Platinum Investor Immediate VA                         19  11.08        214    0.00%     0.55%     10.77%
Fidelity VIP Equity-Income Portfolio - Service
  Class 2
   Platinum Investor                                 378,077  10.87  4,109,039    1.43%     1.35%      9.74%
   Platinum Investor Immediate VA                         19  10.87        211    0.00%     0.55%      8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                 404,714   6.63  2,681,261    0.14%     1.35%      1.74%
   Platinum Investor Immediate VA                         19  10.41        200    0.00%     0.55%      4.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense    Total
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                     27,885 $ 2.96 $   82,545    1.27%     1.55%      8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                       19  12.07        232    0.00%     0.55%     20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                     14,268   2.39     34,161    1.09%     1.55%     11.89%
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2
   Platinum Investor Immediate VA                       19  11.54        223    0.00%     0.55%     15.39%
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2
   Platinum Investor Immediate VA                       20  10.34        202    0.00%     0.55%      3.38%
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2
   Platinum Investor Immediate VA                       19  11.00        214    0.00%     0.55%     10.00%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                               178,423  10.79  1,924,576    1.05%     1.35%     16.94%
   Platinum Investor Immediate VA                       19  11.50        223    0.00%     0.55%     14.98%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                               159,471  13.05  2,081,861    2.68%     1.35%     14.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                20,023   9.03    180,833    0.68%     1.35%      7.62%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                51,190   7.70    393,944    0.82%     1.35%     17.10%
   Platinum Investor Immediate VA                       19  12.13        235    0.67%     0.55%     21.26%
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                               194,236   5.18  1,005,860    0.00%     1.35%     18.86%
   Platinum Investor Immediate VA                       19  11.40        219    0.00%     0.55%     13.96%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                               116,913   6.34    740,654    0.87%     1.35%      3.13%
   Platinum Investor Immediate VA                       20  10.82        211    1.09%     0.55%      8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                       19  11.34        220    0.00%     0.55%     13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                40,293  11.13    448,424    0.00%     1.35%     25.47%
   Platinum Investor Immediate VA                       19  11.94        228    0.00%     0.55%     19.39%
LEVCO Equity Value Fund
   Select Reserve                                    9,836   6.67     65,653    1.84%     0.40%     13.31%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                               269,897   6.51  1,756,685    0.35%     1.35%     10.96%
   Platinum Investor Immediate VA                       19  11.03        214    0.00%     0.55%     10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                               709,358   8.13  5,764,601    0.00%     1.35%     11.44%
   Platinum Investor Immediate VA                       19  10.96        212    0.00%     0.55%      9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                97,963   8.18    800,994    0.00%     1.35%      5.09%
   Platinum Investor Immediate VA                       19  10.81        207    0.00%     0.55%      8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                               133,379   7.31    975,133    1.05%     1.35%     14.30%
   Platinum Investor Immediate VA                       19  11.21        217    0.00%     0.55%     12.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense    Total
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          ------- ------ ---------- ---------- --------- ----------
Navellier Growth Portfolio
   Select Reserve                                       -- $ 6.27 $       --    0.00%     0.40%     -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                      4,606   2.34     10,790    1.20%     1.55%      7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                               133,993   6.24    835,491    0.00%     1.35%     14.75%
   Platinum Investor Immediate VA                       19  11.21        213    0.00%     0.55%     12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                      1,143   2.56      2,930    0.01%     1.55%     17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                       20  10.93        213    0.00%     0.55%      9.27%
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares
   Platinum Investor Immediate VA                       19  11.73        226    0.00%     0.55%     17.28%
PIMCO VIT Real Return Portfolio - Administrative
  Class
   Platinum Investor                               313,664  14.88  4,666,568    0.97%     1.35%      7.46%
   Platinum Investor Immediate VA                       20  10.67        210    1.37%     0.55%      6.75%
PIMCO VIT Short-Term Portfolio - Administrative
  Class
   Platinum Investor                               117,669  10.81  1,271,751    1.24%     1.35%     -0.06%
   Platinum Investor Immediate VA                       20  10.08        197    1.67%     0.55%      0.76%
PIMCO VIT Total Return Portfolio - Administrative
  Class
   Platinum Investor                               334,567  12.70  4,249,720    1.85%     1.35%      3.49%
   Platinum Investor Immediate VA                       20  10.47        205    1.92%     0.55%      4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                               208,364  10.22  2,128,595    0.00%     1.35%      2.16%
Pioneer Growth Opportunities VCT Portfolio -
  Class I
   Platinum Investor                               314,562  10.28  3,232,917    0.00%     1.35%      2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                       20  10.80        211    0.00%     0.55%      8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                               281,598  10.26  2,888,580    1.53%     1.35%      9.62%
   Platinum Investor Immediate VA                       19  10.78        210    0.00%     0.55%      7.76%
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                63,549  11.21    712,657    1.10%     1.35%     19.36%
   Platinum Investor Immediate VA                       19  11.58        225    0.00%     0.55%     15.78%
Royce Small-Cap Portfolio
   Select Reserve                                   84,549  12.43  1,050,523    0.00%     0.40%     24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                    --   7.33         --    1.96%     1.35%      4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                    --  12.85         --    0.00%     1.35%     17.43%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                       19  11.36        216    0.00%     0.55%     13.64%
SunAmerica - SunAmerica Balanced Portfolio -
  Class 1
   Platinum Investor Immediate VA                       20  10.63        207    2.93%     0.55%      6.29%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     469,484   7.41  3,478,305    3.63%     1.40%      2.92%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                     367,533   5.90  2,167,044    0.65%     1.40%     21.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                     --------- ------ ----------- ---------- --------- ----------
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                1,301,230 $ 6.85 $ 8,912,553    0.17%     1.40%      6.27%
   Platinum Investor                            251,382   8.86   2,226,436    0.17%     1.35%      6.33%
   Platinum Investor Immediate VA                    19  10.64         206    0.32%     0.55%      6.43%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                  771,775   7.98   6,156,289    0.74%     1.40%     11.96%
UIF High Yield Portfolio - Class I
   GENERATIONS                                  707,187   6.18   4,372,988    6.13%     1.40%      7.96%
   Platinum Investor                            140,367  10.53   1,478,195    6.17%     1.35%      8.02%
   Platinum Investor Immediate VA                    20  10.86         212   11.53%     0.55%      8.61%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  685,072   5.78   3,962,697    2.79%     1.40%     15.76%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                1,323,508  10.41  13,774,539    0.02%     1.40%     13.00%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  271,296  18.10   4,909,743    1.60%     1.40%     34.50%
UIF Value Portfolio - Class I
   GENERATIONS                                1,476,511   7.94  11,730,389    0.97%     1.40%     16.20%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                 8,660  10.65      92,226    0.68%     0.40%      6.50%
VALIC Company I - Health Sciences Fund
   Select Reserve                                 6,632  10.76      71,393    0.00%     0.40%      7.65%
VALIC Company I - Income & Growth Fund
   Select Reserve                                 4,702  11.01      51,761    2.00%     0.40%     10.07%
VALIC Company I - International Equities Fund
   Platinum Investor                             90,929   9.00     818,047    1.35%     1.35%     16.28%
   Platinum Investor Immediate VA                    20  11.38         222    0.93%     0.55%     13.75%
   Select Reserve                                19,493   9.67     188,463    1.25%     0.40%     17.39%
   VAriety Plus                                  16,693   1.30      21,708    1.41%     1.55%     16.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            400,742  15.86   6,353,763    0.81%     1.35%     14.49%
   Platinum Investor Immediate VA                    19  11.20         216    0.68%     0.55%     12.03%
   Select Reserve                                18,116  13.71     248,297    0.89%     0.40%     15.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                            265,990  10.75   2,858,757    0.79%     1.35%     -0.55%
   Platinum Investor Immediate VA                    --  10.03          --    0.00%     0.55%      0.32%
   Select Reserve                               996,460   5.86   5,843,492    0.84%     0.40%      0.40%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            177,381   4.73     838,724    0.49%     1.35%      8.58%
   Platinum Investor Immediate VA                    19  11.11         211    1.06%     0.55%     11.13%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            140,172   3.85     539,876    0.00%     1.35%     -0.56%
   Platinum Investor Immediate VA                    19  10.50         199    0.00%     0.55%      5.00%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             81,803  12.91   1,056,149    0.81%     1.35%     16.31%
   Platinum Investor Immediate VA                    19  11.48         217    0.67%     0.55%     14.80%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     839   3.35       2,810    1.20%     1.55%      8.89%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            ---------- ------ ------------ ---------- --------- ----------
VALIC Company I - Stock Index Fund
   Platinum Investor                                    908,753 $ 8.93 $  8,119,171    1.54%     1.35%      9.03%
   Platinum Investor Immediate VA                            19  10.78          210    1.75%     0.55%      7.80%
   Select Reserve                                        59,044   9.54      563,097    1.58%     0.40%     10.07%
   VAriety Plus                                          55,810   4.30      239,944    1.54%     1.55%      8.81%
Van Kampen Comstock Fund
   Other Contracts                                      217,619  29.63    6,447,271    0.00%     0.75%     16.69%
Van Kampen Corporate Bond Fund
   Other Contracts                                       45,928   6.76      310,362    0.00%     0.75%      4.25%
Van Kampen High Yield Fund*
   Other Contracts                                    1,146,821   5.63    6,456,460    0.00%     0.75%      9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,502,640  11.47   17,232,754    0.00%     1.40%      5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          881,049  15.46   13,623,368    0.39%     1.40%      2.61%
   Other Contracts (Deferred Load, Non-Qualified)       843,655   5.94    5,015,022    0.38%     1.25%      2.76%
   Other Contracts (Deferred Load, Qualified)             1,236   5.91        7,303    0.38%     1.25%      2.76%
   Other Contracts (Non-Qualified)                       94,096   6.62      623,079    0.38%     0.75%      3.27%
   VAriety Plus                                         212,061   3.01      637,357    0.42%     1.55%      2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          591,196  12.49    7,385,577    4.84%     1.40%      2.72%
   Other Contracts (Deferred Load, Non-Qualified)       360,521   4.32    1,558,305    4.90%     1.25%      2.87%
   Other Contracts (Deferred Load, Qualified)             8,478   4.57       38,707    4.90%     1.25%      2.87%
   Other Contracts (Non-Qualified)                       99,245   4.93      488,816    4.90%     0.75%      3.39%
   VAriety Plus                                         103,191   2.46      253,537    4.68%     1.55%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        4,884,521  10.16   49,614,205    0.99%     1.40%     12.79%
   Platinum Investor                                    177,140  11.74    2,080,463    0.93%     1.35%     12.84%
   Platinum Investor Immediate VA                            19  11.14          217    0.00%     0.55%     11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          269,953   9.00    2,429,021    0.77%     1.40%     -0.60%
   Other Contracts (Deferred Load, Non-Qualified)       496,150   2.59    1,283,536    0.82%     1.25%     -0.45%
   Other Contracts (Deferred Load, Qualified)             1,539   2.59        3,982    0.82%     1.25%     -0.45%
   Other Contracts (Non-Qualified)                      183,863   2.89      531,018    0.82%     0.75%      0.05%
   VAriety Plus                                              --   1.76           --    0.12%     1.55%     -0.75%
Van Kampen Reserve Fund
   Other Contracts                                       69,062   4.15      286,496    0.00%     0.75%     -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                            20  10.80          211    0.00%     0.55%      8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                            20  12.46          246    0.00%     0.55%     24.56%
WM VT Balanced Portfolio
   WM Advantage                                      15,324,809   1.34   20,541,849    1.81%     1.40%      8.59%
   WM Strategic Asset Manager                        28,412,338   8.74  248,381,621    1.83%     1.40%      8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         322,683   1.25      402,275    2.05%     1.40%      6.70%
   WM Strategic Asset Manager                         2,164,179   6.50   14,069,712    1.99%     1.40%      6.70%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                    Investment
                                                 Unit                 Income    Expense    Total
Divisions                               Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                             ---------- ----- ------------ ---------- --------- ----------
WM VT Conservative Growth Portfolio
   WM Advantage                       18,656,187 $1.29 $ 24,131,927    1.38%     1.40%     10.22%
   WM Strategic Asset Manager         18,998,377  9.01  171,221,900    1.35%     1.40%     10.22%
WM VT Equity Income Fund
   WM Advantage                          836,126  1.63    1,366,522    1.76%     1.40%     17.46%
   WM Strategic Asset Manager          2,719,921  8.25   22,429,587    1.68%     1.40%     17.47%
WM VT Flexible Income Portfolio
   WM Advantage                        1,334,703  1.29    1,717,979    3.42%     1.40%      4.99%
   WM Strategic Asset Manager          6,865,841  7.66   52,568,380    3.30%     1.40%      4.99%
WM VT Growth & Income Fund
   WM Advantage                        5,616,835  2.63   14,778,005    1.04%     1.40%      7.57%
   WM Strategic Asset Manager          5,015,663  6.16   30,907,631    1.03%     1.40%      7.57%
WM VT Growth Fund
   WM Advantage                        7,248,233  2.88   20,870,839    0.00%     1.40%      6.72%
   WM Strategic Asset Manager          4,064,538  6.30   25,592,873    0.00%     1.40%      6.72%
WM VT Income Fund
   WM Advantage                        5,976,351  1.83   10,919,109    5.95%     1.40%      4.09%
   WM Strategic Asset Manager          1,634,050  7.00   11,434,686    5.85%     1.40%      4.09%
WM VT International Growth Fund
   WM Advantage                        3,777,836  1.51    5,687,400    1.16%     1.40%     12.03%
   WM Strategic Asset Manager            524,395  5.39    2,824,820    1.11%     1.40%     12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                          535,027  1.62      864,678    0.31%     1.40%     13.00%
   WM Strategic Asset Manager            765,173  8.08    6,183,116    0.32%     1.40%     13.00%
WM VT Money Market Fund
   WM Advantage                        1,886,781  1.28    2,422,674    0.80%     1.40%     -0.55%
   WM Strategic Asset Manager          1,419,380  5.72    8,116,323    0.79%     1.40%     -0.55%
WM VT Short Term Income Fund
   WM Advantage                        3,525,591  1.46    5,156,343    3.82%     1.40%      0.65%
   WM Strategic Asset Manager            582,836  6.49    3,783,522    3.90%     1.40%      0.65%
WM VT Small Cap Growth Fund
   WM Advantage                        3,886,602  1.99    7,742,076    0.00%     1.40%      3.22%
   WM Strategic Asset Manager            776,893  6.12    4,756,101    0.00%     1.40%      3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                        1,045,397  1.20    1,254,281    0.71%     1.40%     11.26%
   WM Strategic Asset Manager          6,436,098  9.68   62,275,834    0.64%     1.40%     11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                        5,151,256  1.61    8,311,717    3.87%     1.40%      2.34%
   WM Strategic Asset Manager          2,401,347  6.49   15,583,604    3.64%     1.40%      2.34%
WM VT West Coast Equity Fund
   WM Advantage                          883,329  1.54    1,361,934    0.23%     1.40%     11.46%
   WM Strategic Asset Manager          2,329,097  9.97   23,224,880    0.25%     1.40%     11.46%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                            Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                 293,433 $ 8.58 $2,516,223    0.51%     1.35%     27.33%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               1,229,852   7.16  8,811,182    0.29%     1.35%     23.40%
American Century VP Value Fund - Class I
   Platinum Investor                                 201,505  13.15  2,649,270    0.99%     1.35%     27.23%
Ayco Growth Fund
   Platinum Investor                                      --   8.21         --    0.70%     1.35%     25.57%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                  94,929   7.29    692,297    0.00%     1.35%     46.56%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                 106,504  10.50  1,118,114    0.29%     1.35%     29.96%
Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial shares
   Platinum Investor                                 508,110   6.92  3,515,708    0.11%     1.35%     24.32%
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Platinum Investor                                 418,740  11.91  4,988,809    0.03%     1.35%     29.93%
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Platinum Investor                                 603,452  12.98  7,835,773    4.14%     1.35%      3.54%
Evergreen Offit VA Emerging Markets Bond Fund -
  Class 1
   Select Reserve                                         --   7.32         --    1.72%     0.40%     11.92%
Evergreen Offit VA U.S. Government Securities
  Fund - Class 1
   Select Reserve                                         --   6.55         --    0.00%     0.40%     -0.22%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                    810,256   6.42  5,201,999    8.99%     0.40%     17.79%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                         --   7.19         --    0.76%     0.40%     16.29%
Fidelity VIP Asset Manager Portfolio - Initial
  Class
   VAriety Plus                                       49,354   2.84    140,085    3.51%     1.55%     16.16%
Fidelity VIP Asset Manager Portfolio - Service
  Class 2
   Platinum Investor                                 115,115   9.57  1,101,182    3.34%     1.35%     16.09%
Fidelity VIP Contrafund Portfolio - Service Class
  2
   Platinum Investor                                 341,168   9.33  3,183,882    0.27%     1.35%     26.48%
Fidelity VIP Equity-Income Portfolio - Service
  Class 2
   Platinum Investor                                 413,510   9.90  4,095,177    1.53%     1.35%     28.29%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                 459,734   6.51  2,993,689    0.11%     1.35%     30.77%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                       28,566   2.72     77,640    1.45%     1.55%     26.44%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                       14,344   2.14     30,693    0.41%     1.55%     41.17%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                                 184,604   9.22  1,702,799    1.57%     1.35%     30.44%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                                 167,452  11.43  1,914,777    2.44%     1.35%     30.19%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                  21,804   8.39    182,963    0.00%     1.35%      2.19%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                  48,214   6.57    316,869    0.89%     1.35%     32.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                            Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ---------- ---------- --------- ----------
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                                 203,381 $ 4.36 $  886,100    0.00%     1.35%     32.96%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                                 130,758   6.14    803,247    0.79%     1.35%     22.02%
JPMorgan Small Company Portfolio
   Platinum Investor                                  32,902   8.87    291,844    0.00%     1.35%     34.16%
LEVCO Equity Value Fund
   Select Reserve                                      5,900   5.89     34,752    1.43%     0.40%     28.06%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                                 302,481   5.87  1,774,368    0.23%     1.35%     25.68%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                 826,345   7.29  6,025,670    0.00%     1.35%     28.48%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                 105,756   7.78    822,829    0.00%     1.35%     31.93%
MFS VIT Research Series - Initial Class
   Platinum Investor                                 147,768   6.40    945,198    0.67%     1.35%     23.03%
Navellier Growth Portfolio
   Select Reserve                                    370,869   6.87  2,548,182    0.00%     0.40%     39.87%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                        4,612   2.18     10,037    1.71%     1.55%     14.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                                 137,543   5.43    747,393    0.00%     1.35%     26.36%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                        1,148   2.19      2,510    0.00%     1.55%     33.01%
PIMCO VIT Real Return Portfolio - Administrative
  Class
   Platinum Investor                                 350,636  13.84  4,854,532    2.87%     1.35%      7.39%
PIMCO VIT Short-Term Portfolio - Administrative
  Class
   Platinum Investor                                 126,039  10.81  1,362,987    1.85%     1.35%      0.68%
PIMCO VIT Total Return Portfolio - Administrative
  Class
   Platinum Investor                                 384,860  12.27  4,723,910    2.94%     1.35%      3.64%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                 293,049   9.36  2,742,198    1.71%     1.35%     25.67%
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                  57,272   9.40    538,099    1.36%     1.35%     36.00%
Royce Small-Cap Portfolio
   Select Reserve                                     68,289   9.98    681,782    0.00%     0.40%     40.54%
Safeco RST Core Equity Portfolio
   Platinum Investor                                 332,009   7.04  2,338,987    0.92%     1.35%     23.11%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                 299,532  10.94  3,277,101    0.00%     1.35%     41.03%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                       536,338   7.20  3,860,994    0.06%     1.40%      3.18%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                       385,258   4.86  1,871,082    0.00%     1.40%     47.59%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                     1,463,185   6.44  9,430,151    0.00%     1.40%     23.19%
   Platinum Investor                                 292,925   8.33  2,439,986    0.00%     1.35%     23.25%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                Investment
                                                             Unit                 Income    Expense    Total
Divisions                                            Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ----------- ---------- --------- ----------
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                       893,325 $ 7.12 $ 6,364,535    0.00%     1.40%     27.17%
UIF High Yield Portfolio - Class I
   GENERATIONS                                       904,682   5.73   5,181,607    0.00%     1.40%     23.96%
   Platinum Investor                                 158,738   9.75   1,547,581    0.00%     1.35%     24.02%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                       793,981   5.00   3,967,517    0.12%     1.40%     25.65%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                     1,472,472   9.21  13,561,919    0.00%     1.40%     39.54%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                       299,069  13.46   4,024,076    0.00%     1.40%     35.60%
UIF Value Portfolio - Class I
   GENERATIONS                                     1,678,272   6.84  11,474,771    0.00%     1.40%     32.22%
VALIC Company I - International Equities Fund
   Platinum Investor                                  99,838   7.74     772,461    1.34%     1.35%     27.90%
   Select Reserve                                     11,632   8.24      95,807    1.43%     0.40%     29.12%
   VAriety Plus                                       16,741   1.12      18,760    1.16%     1.55%     27.64%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                 458,811  13.85   6,353,666    0.63%     1.35%     33.31%
   Select Reserve                                     11,491  11.86     136,263    0.66%     0.40%     34.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                                 376,870  10.81   4,072,734    0.74%     1.35%     -0.75%
   Select Reserve                                    914,065   5.84   5,338,823    0.47%     0.40%      0.20%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                 226,388   4.35     985,902    0.00%     1.35%     47.28%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                 139,670   3.87     540,958    0.00%     1.35%     49.44%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                  68,778  11.10     763,468    0.47%     1.35%     44.50%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                          840   3.08       2,584    1.01%     1.55%     26.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                               1,027,146   8.19   8,417,062    1.28%     1.35%     26.48%
   Select Reserve                                     50,198   8.66     434,945    1.31%     0.40%     27.69%
   VAriety Plus                                       55,887   3.95     220,820    1.35%     1.55%     26.23%
Van Kampen Comstock Fund
   Other Contracts                                   253,064  25.39   6,424,931    1.29%     0.75%     30.00%
Van Kampen Corporate Bond Fund
   Other Contracts                                    45,928   6.48     297,700    6.20%     0.75%      8.99%
Van Kampen High Yield Fund
   Other Contracts                                 1,296,007   5.13   6,652,625    8.13%     0.75%     23.32%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                     1,814,522  10.87  19,715,980    0.00%     1.40%     25.58%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                     1,046,594  15.07  15,772,209    0.50%     1.40%     24.13%
   Other Contracts (Deferred Load, Non-Qualified)  1,002,058   5.78   5,796,677    0.49%     1.25%     24.32%
   Other Contracts (Deferred Load, Qualified)          1,236   5.75       7,107    0.49%     1.25%     24.32%
   Other Contracts (Non-Qualified)                   107,178   6.41     687,199    0.49%     0.75%     24.94%
   VAriety Plus                                      278,975   2.93     818,406    0.49%     1.55%     23.94%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            ---------- ------ ------------ ---------- --------- ----------
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          721,109 $12.16 $  8,769,945    4.96%     1.40%      0.33%
   Other Contracts (Deferred Load, Non-Qualified)       383,252   4.20    1,610,266    4.26%     1.25%      0.48%
   Other Contracts (Deferred Load, Qualified)             9,266   4.44       41,122    4.26%     1.25%      0.48%
   Other Contracts (Non-Qualified)                      108,711   4.76      517,881    4.26%     0.75%      0.99%
   VAriety Plus                                         117,232   2.40      280,829    4.62%     1.55%      0.18%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        5,543,855   9.01   49,926,471    0.94%     1.40%     26.25%
   Platinum Investor                                    195,894  10.41    2,038,840    0.86%     1.35%     26.31%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          384,096   9.05    3,476,975    0.56%     1.40%     -0.83%
   Other Contracts (Deferred Load, Non-Qualified)       505,273   2.60    1,313,075    0.58%     1.25%     -0.68%
   Other Contracts (Deferred Load, Qualified)             1,619   2.60        4,209    0.58%     1.25%     -0.68%
   Other Contracts (Non-Qualified)                      242,989   2.89      701,453    0.58%     0.75%     -0.18%
   VAriety Plus                                          32,161   1.77       56,906    1.05%     1.55%     -0.98%
Van Kampen Reserve Fund
   Other Contracts                                      296,975   4.16    1,235,600    0.32%     0.75%     -0.23%
WM VT Balanced Portfolio
   WM Advantage                                      17,832,679   1.23   22,012,676    2.30%     1.40%     21.04%
   WM Strategic Asset Manager                        31,038,324   8.05  249,875,607    2.33%     1.40%     21.04%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         313,708   1.17      366,513    2.05%     1.40%     15.46%
   WM Strategic Asset Manager                         2,035,585   6.09   12,402,291    1.94%     1.40%     15.46%
WM VT Conservative Growth Portfolio
   WM Advantage                                      21,077,612   1.17   24,735,337    2.06%     1.40%     26.95%
   WM Strategic Asset Manager                        21,673,180   8.18  177,210,651    2.05%     1.40%     26.95%
WM VT Equity Income Fund
   WM Advantage                                         787,816   1.39    1,096,129    2.23%     1.40%     28.29%
   WM Strategic Asset Manager                         2,828,241   7.02   19,855,115    2.50%     1.40%     28.29%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,512,515   1.23    1,854,403    2.56%     1.40%     11.72%
   WM Strategic Asset Manager                         7,868,316   7.29   57,382,845    2.61%     1.40%     11.72%
WM VT Growth & Income Fund
   WM Advantage                                       6,770,216   2.45   16,559,568    1.17%     1.40%     25.04%
   WM Strategic Asset Manager                         5,917,061   5.73   33,897,273    1.18%     1.40%     25.04%
WM VT Growth Fund
   WM Advantage                                       8,578,342   2.70   23,145,774    0.00%     1.40%     27.39%
   WM Strategic Asset Manager                         4,884,654   5.90   28,820,484    0.00%     1.40%     27.39%
WM VT Income Fund
   WM Advantage                                       7,130,102   1.76   12,514,840    5.64%     1.40%      8.25%
   WM Strategic Asset Manager                         2,087,184   6.72   14,031,340    6.39%     1.40%      8.25%
WM VT International Growth Fund
   WM Advantage                                       4,415,516   1.34    5,933,738    1.24%     1.40%     33.62%
   WM Strategic Asset Manager                           560,816   4.81    2,696,670    1.23%     1.40%     33.63%
WM VT Mid Cap Stock Fund
   WM Advantage                                         527,015   1.43      753,763    0.28%     1.40%     25.96%
   WM Strategic Asset Manager                           803,239   7.15    5,744,132    0.30%     1.40%     25.96%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                    Investment
                                                  Unit                Income    Expense  Total Return
Divisions                                 Units   Value Net Assets  Ratio (a)  Ratio (b)     (c)
---------                               --------- ----- ----------- ---------- --------- ------------
WM VT Money Market Fund
   WM Advantage                         2,462,104 $1.29 $ 3,178,772    0.60%     1.40%      -0.75%
   WM Strategic Asset Manager           2,191,061  5.75  12,597,839    0.65%     1.40%      -0.75%
WM VT Short Term Income Fund
   WM Advantage                         4,359,683  1.45   6,335,046    6.01%     1.40%       4.05%
   WM Strategic Asset Manager             683,337  6.45   4,407,258    6.81%     1.40%       4.05%
WM VT Small Cap Growth Fund
   WM Advantage                         4,549,487  1.93   8,779,831    0.00%     1.40%      69.03%
WM VT Small Cap Growth Fund - Continued
   WM Strategic Asset Manager             927,137  5.93   5,498,813    0.00%     1.40%      69.03%
WM VT Strategic Growth Portfolio
   WM Advantage                         1,365,432  1.08   1,472,464    1.19%     1.40%      31.22%
   WM Strategic Asset Manager           7,264,859  8.70  63,180,826    1.39%     1.40%      31.22%
WM VT U.S. Government Securities Fund
   WM Advantage                         6,382,308  1.58  10,062,712    4.76%     1.40%       0.72%
   WM Strategic Asset Manager           3,935,172  6.34  24,953,821    5.32%     1.40%       0.72%
WM VT West Coast Equity Fund
   WM Advantage                           705,626  1.38     976,089    0.24%     1.40%      41.36%
   WM Strategic Asset Manager           2,486,638  8.95  22,246,537    0.26%     1.40%      41.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued


A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense  Total Return
Divisions                                                      Units   Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                    --------- ------ ---------- ---------- --------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                           328,473 $ 6.73 $2,212,078    0.56%     1.35%      -16.81%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                         1,386,067   5.81  8,047,041    0.31%     1.35%      -31.20%
American Century VP Value Fund - Class I
   Platinum Investor                                           204,071  10.33  2,108,769    0.83%     1.35%      -13.79%
Ayco Growth Fund
   Platinum Investor                                            28,270   6.54    184,788    0.41%     1.35%      -30.25%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                            49,797   4.98    247,791    0.00%     1.35%      -35.04%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                            88,491   8.08    714,853    0.36%     1.35%      -13.67%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                           578,553   5.57  3,220,133    0.19%     1.35%      -29.90%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                           483,579   9.17  4,434,291    0.05%     1.35%      -20.21%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                           693,468  12.54  8,697,179    5.27%     1.35%        6.32%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                              744,277   6.54  4,869,798    8.55%     0.40%       -4.22%
Evergreen Offit VA U.S. Government Securities Fund - Class
  1
   Select Reserve                                               81,156   6.57    533,057    0.70%     0.40%        9.52%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            1,372,894   5.45  7,482,818    8.17%     0.40%       -0.72%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                1,233   6.18      7,625   15.50%     0.40%        9.04%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                 49,870   2.44    121,853    2.76%     1.55%      -10.13%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                           115,113   8.24    948,569    2.98%     1.35%      -10.25%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                           284,940   7.38  2,102,450    0.65%     1.35%      -10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                           414,955   7.72  3,203,371    1.63%     1.35%      -18.26%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                           438,677   4.98  2,184,500    0.17%     1.35%      -31.23%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                 29,751   2.15     63,955    0.78%     1.55%      -23.45%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                 43,796   1.52     66,386    0.86%     1.55%      -21.51%
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                           162,294   7.07  1,147,655    1.77%     1.35%      -19.66%
Franklin Templeton - Templeton Global Asset Allocation Fund
  - Class 2
   Platinum Investor                                           187,841   8.78  1,649,880    1.82%     1.35%       -5.67%
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                            49,182   4.95    243,522    0.65%     1.35%      -26.75%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           210,251   3.28    688,959    0.00%     1.35%      -29.08%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                    Investment
                                                                  Unit                Income    Expense  Total Return
Divisions                                                  Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                 ------- ------ ---------- ---------- --------- ------------
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                      167,585 $ 5.03 $  843,678    0.62%     1.35%      -26.70%
JPMorgan Small Company Portfolio
   Platinum Investor                                       29,400   6.61    194,385    0.20%     1.35%      -22.70%
LEVCO Equity Value Fund
   Select Reserve                                          32,028   4.60    147,331    0.12%     0.40%      -28.51%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                      312,417   4.67  1,458,179    0.05%     1.35%      -30.63%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                      909,438   5.68  5,161,449    0.00%     1.35%      -34.65%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                      118,547   5.90    699,140    0.00%     1.35%      -32.55%
MFS VIT Research Series - Initial Class
   Platinum Investor                                      178,521   5.20    928,118    0.30%     1.35%      -25.55%
Navellier Growth Portfolio
   Select Reserve                                         442,386   4.91  2,173,132    0.19%     0.40%      -19.19%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                             4,618   1.90      8,780    2.45%     1.55%      -18.43%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                       91,627   4.30    394,043    0.00%     1.35%      -30.29%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                            18,556   1.64     30,513    0.60%     1.55%      -25.31%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                              --   6.33         --   14.60%     0.40%       -7.34%
OFFIT VIF-High Yield Fund
   Select Reserve                                              --   5.33         --    9.10%     0.40%       -2.91%
OFFIT VIF-Total Return Fund
   Select Reserve                                              --   5.99         --   20.20%     0.40%        5.60%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                              --   6.49         --    0.51%     0.40%        8.22%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                      403,475  12.89  5,201,442    4.61%     1.35%       16.22%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                      176,689  10.74  1,897,788    3.13%     1.35%        1.64%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                      414,050  11.84  4,903,884    4.51%     1.35%        7.62%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                      297,100   7.45  2,212,145    1.68%     1.35%      -20.07%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                       57,026   6.91    393,960    0.54%     1.35%      -14.92%
Royce Small-Cap Portfolio
   Select Reserve                                          68,294   7.10    485,160    0.00%     0.40%      -14.16%
Safeco RST Core Equity Portfolio
   Platinum Investor                                      372,491   5.72  2,131,647    0.99%     1.35%      -26.90%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                      320,737   7.76  2,488,241    0.00%     1.35%      -38.51%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                            573,835   6.98  4,003,470    3.52%     1.40%        5.83%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                 Investment
                                                              Unit                 Income    Expense  Total Return
Divisions                                             Units   Value  Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                           --------- ------ ----------- ---------- --------- ------------
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                        466,043 $ 3.29 $ 1,533,568    0.00%     1.40%      -10.17%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      1,638,270   5.23   8,570,817    0.15%     1.40%      -28.87%
   Platinum Investor                                  331,076   6.76   2,237,480    0.14%     1.35%      -28.83%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,020,579   5.60   5,717,568    1.13%     1.40%      -18.02%
UIF High Yield Portfolio - Class I
   GENERATIONS                                      1,065,187   4.62   4,921,558    8.26%     1.40%       -8.56%
   Platinum Investor                                  166,067   7.86   1,305,411    9.30%     1.35%       -8.51%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        917,642   3.98   3,649,437    0.86%     1.40%      -17.97%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,691,178   6.60  11,162,303    0.00%     1.40%      -29.02%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                        351,469   9.92   3,487,506    2.93%     1.40%       -2.17%
UIF Value Portfolio - Class I
   GENERATIONS                                      1,882,791   5.17   9,736,288    0.91%     1.40%      -23.24%
VALIC Company I - International Equities Fund
   Platinum Investor                                  112,590   6.05     681,105    0.32%     1.35%      -19.88%
   Select Reserve                                      15,126   6.38      96,488    0.59%     0.40%      -19.11%
   VAriety Plus                                        35,975   0.88      31,583    0.34%     1.55%      -20.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                  508,632  10.39   5,283,575    0.66%     1.35%      -16.04%
   Select Reserve                                      15,472   8.81     136,324    0.83%     0.40%      -15.24%
VALIC Company I - Money Market I Fund
   Platinum Investor                                1,548,321  10.89  16,858,737    1.18%     1.35%       -0.11%
   Select Reserve                                      79,928   5.83     465,917    1.15%     0.40%        0.84%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                  185,357   2.96     548,088    0.00%     1.35%      -39.09%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                  151,065   2.59     391,511    0.00%     1.35%      -41.01%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                   47,112   7.68     361,908    1.07%     1.35%      -21.88%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                           841   2.43       2,044    0.80%     1.55%      -24.62%
VALIC Company I - Stock Index Fund
   Platinum Investor                                1,132,364   6.48   7,336,334    1.15%     1.35%      -23.48%
   Select Reserve                                      45,477   6.79     308,591    1.20%     0.40%      -22.74%
   VAriety Plus                                        94,866   3.13     296,940    1.09%     1.55%      -23.63%
Van Kampen Comstock Fund
   Other Contracts                                    299,462  19.53   5,848,410    1.27%     0.75%      -20.19%
Van Kampen Corporate Bond Fund
   Other Contracts                                     80,624   5.95     479,467    5.64%     0.75%        2.62%
Van Kampen High Yield Fund
   Other Contracts                                  1,346,381   4.16   5,604,446   11.20%     0.75%      -10.15%
Van Kampen LIT Asset Allocation Portfolio - Class I
   VAriety Plus                                            --   2.96          --    6.98%     1.55%       -3.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense  Total Return
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                            ---------- ------ ------------ ---------- --------- ------------
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                               -- $11.12 $         --   14.00%     1.40%       -1.61%
   Other Contracts (Deferred Load, Non-Qualified)            --   3.90           --   17.62%     1.25%       -1.46%
   Other Contracts (Deferred Load, Qualified)                --   4.12           --   17.62%     1.25%       -1.46%
   Other Contracts (Non-Qualified)                           --   4.40           --   17.62%     0.75%       -0.97%
   VAriety Plus                                              --   2.17           --   14.23%     1.55%       -1.76%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        2,135,547   8.65   18,478,077    0.36%     1.40%      -33.43%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,201,646  12.14   14,588,571    0.49%     1.40%      -30.31%
   Other Contracts (Deferred Load, Non-Qualified)     1,083,068   4.65    5,039,795    0.48%     1.25%      -30.21%
   Other Contracts (Deferred Load, Qualified)             1,236   4.62        5,717    0.48%     1.25%      -30.21%
   Other Contracts (Non-Qualified)                       93,367   5.13      479,152    0.48%     0.75%      -29.86%
   VAriety Plus                                         292,450   2.37      692,193    0.27%     1.55%      -30.42%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          929,910  12.12   11,272,066    2.94%     1.40%        8.09%
   Other Contracts (Deferred Load, Non-Qualified)       441,660   4.18    1,846,784    0.00%     1.25%        0.00%
   Other Contracts (Deferred Load, Qualified)             8,331   4.42       36,796    0.00%     1.25%        0.00%
   Other Contracts (Non-Qualified)                      101,470   4.72      478,671    0.00%     0.75%        0.00%
   VAriety Plus                                         130,980   2.39      313,197    2.88%     1.55%        7.93%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        6,176,881   7.13   44,060,833    0.99%     1.40%      -15.69%
   Platinum Investor                                    176,966   8.24    1,458,145    2.76%     1.35%      -12.66%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          624,707   9.13    5,702,254    1.15%     1.40%       -0.19%
   Other Contracts (Deferred Load, Non-Qualified)       551,184   2.62    1,442,165    1.24%     1.25%       -0.04%
   Other Contracts (Deferred Load, Qualified)             1,702   2.62        4,454    1.24%     1.25%       -0.04%
   Other Contracts (Non-Qualified)                      341,288   2.89      987,007    1.24%     0.75%        0.46%
   VAriety Plus                                              --   1.79           --    0.19%     1.55%       -0.34%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                               --   6.31           --    4.71%     1.40%        2.96%
Van Kampen Reserve Fund
   Other Contracts                                      116,295   4.17      484,992    0.79%     0.75%        0.24%
WM VT Balanced Portfolio
   WM Advantage                                      24,540,616   1.02   25,027,110    2.10%     1.40%      -10.05%
   WM Strategic Asset Manager                        34,906,845   6.65  232,172,090    2.24%     1.40%      -10.05%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         347,400   1.01      351,534    0.77%     1.40%       -3.62%
   WM Strategic Asset Manager                         2,261,547   5.28   11,934,156    0.72%     1.40%       -3.62%
WM VT Conservative Growth Portfolio
   WM Advantage                                      25,188,909   0.92   23,284,477    3.18%     1.40%      -16.69%
   WM Strategic Asset Manager                        26,163,600   6.44  168,509,569    3.23%     1.40%      -16.69%
WM VT Equity Income Fund
   WM Advantage                                         883,514   1.08      958,169    2.04%     1.40%      -13.73%
   WM Strategic Asset Manager                         3,088,847   5.47   16,902,297    2.28%     1.40%      -13.73%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,846,155   1.10    2,025,932    0.66%     1.40%        0.72%
   WM Strategic Asset Manager                         9,808,934   6.53   64,028,857    0.62%     1.40%        0.72%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                   Investment
                                                 Unit                Income    Expense  Total Return
Divisions                               Units    Value Net Assets  Ratio (a)  Ratio (b)     (c)
---------                             ---------- ----- ----------- ---------- --------- ------------
WM VT Growth & Income Fund
   WM Advantage                        8,953,147 $1.96 $17,513,520    0.69%     1.40%      -22.25%
   WM Strategic Asset Manager          7,300,111  4.58  33,445,533    0.73%     1.40%      -22.25%
WM VT Growth Fund
   WM Advantage                       11,028,293  2.12  23,358,123    0.00%     1.40%      -31.98%
   WM Strategic Asset Manager          5,917,083  4.63  27,405,408    0.00%     1.40%      -31.98%
WM VT Income Fund
   WM Advantage                        9,307,079  1.62  15,090,247    4.53%     1.40%        8.09%
   WM Strategic Asset Manager          2,221,945  6.21  13,798,287    4.37%     1.40%        8.09%
WM VT International Growth Fund
   WM Advantage                        5,842,292  1.01   5,875,477    1.12%     1.40%      -16.88%
   WM Strategic Asset Manager            643,141  3.60   2,314,327    1.16%     1.40%      -16.88%
WM VT Mid Cap Stock Fund
   WM Advantage                          754,065  1.14     856,246    0.19%     1.40%      -11.60%
   WM Strategic Asset Manager            915,143  5.68   5,195,716    0.22%     1.40%      -11.60%
WM VT Money Market Fund
   WM Advantage                        5,020,380  1.30   6,531,008    1.22%     1.40%       -0.03%
   WM Strategic Asset Manager          3,980,690  5.79  23,061,582    1.29%     1.40%       -0.03%
WM VT Short Term Income Fund
   WM Advantage                        5,743,684  1.40   8,021,009    3.96%     1.40%        4.79%
   WM Strategic Asset Manager            816,941  6.20   5,063,752    3.60%     1.40%        4.79%
WM VT Small Cap Growth Fund
   WM Advantage                        5,893,863  1.14   6,729,301    0.00%     1.40%      -47.89%
   WM Strategic Asset Manager          1,002,627  3.51   3,518,132    0.00%     1.40%      -47.89%
WM VT Strategic Growth Portfolio
   WM Advantage                        1,729,513  0.82   1,421,326    3.72%     1.40%      -21.63%
   WM Strategic Asset Manager          8,646,313  6.63  57,304,096    3.89%     1.40%      -21.63%
WM VT U.S. Government Securities Fund
   WM Advantage                        8,105,156  1.57  12,688,224    3.76%     1.40%        7.36%
   WM Strategic Asset Manager          6,054,655  6.30  38,121,168    2.85%     1.40%        7.36%
WM VT West Coast Equity Fund
   WM Advantage                          837,808  0.98     819,824    0.66%     1.40%      -23.63%
   WM Strategic Asset Manager          2,712,340  6.33  17,165,462    0.61%     1.40%      -23.63%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued


(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the year ended December 31, 2002, no total return was calculated if the Division became an available investment option during the year. For the years ended December 31, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*   Fund Name Changes

    2004

    -Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.

    2006

    -Effective February 21, 2006, VALIC Company I - Income & Growth Fund changed its name to VALIC Company I - Core Value Fund.

    -Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

    -Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

LOGO OF PRICEWATERHOUSECOOPERS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2006 and 2005 and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method for accounting for certain hybrid financial instruments in 2006, and changed its method of accounting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 27, 2007

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                         December 31
                                                                  -------------------------
                                                                      2006         2005
                                                                  ------------ ------------
                                                                       (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
     (amortized cost - $49,672,653 - 2006; $48,882,647 - 2005)    $ 50,811,516 $ 50,523,762
   Hybrid securities, at fair value (amortized cost: 2006 -
     $159,623)                                                         154,304           --
   Fixed maturity securities, trading, at fair value (amortized
     cost - $150,863 - 2006; $148,276 - 2005)                          147,820      148,025
   Equity securities, available for sale, at fair value (cost -
     $43,908 - 2006; $33,457 - 2005)                                    83,314       66,361
   Equity securities, trading, at fair value (cost - $1,000 -
     2006; $1,000 - 2005)                                                1,000        1,000
   Mortgage loans on real estate, net of allowance ($4,206 -
     2006; $4,679 - 2005)                                            4,918,215    3,694,210
   Policy loans                                                      1,820,277    1,774,872
   Investment real estate                                               34,086       35,595
   Partnerships & other invested assets                              3,482,590    2,656,696
   Securities lending collateral                                    17,344,914   15,901,157
   Short-term investments                                               42,485       84,220
   Derivative assets                                                    32,386       13,190
                                                                  ------------ ------------
Total investments                                                   78,872,907   74,899,088

Cash and cash equivalents                                              247,344      222,192
Restricted cash                                                         18,433       17,705
Investment in ultimate Parent Company (cost - $8,597 in 2006 and
  2005)                                                                 58,056       55,277
Notes receivable from affiliates                                       748,239      753,666
Accrued investment income                                              745,413      722,214
Accounts receivable                                                  1,161,660    1,123,440
Deferred policy acquisition costs/cost of insurance purchased        5,228,469    4,308,283
Other assets                                                           299,447      260,926
Deferred sales inducement                                               82,128       46,960
Assets held in separate accounts                                    30,272,167   27,162,510
                                                                  ------------ ------------
Total assets                                                      $117,734,263 $109,572,261
                                                                  ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                         December 31
                                                                  -------------------------
                                                                      2006         2005
                                                                  ------------ ------------
                                                                       (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                         $ 11,630,686 $ 10,343,640
   Policyholder contract deposits                                   41,038,296   39,716,124
   Other policy claims and benefits payable                            269,560      238,727
   Other policyholders' funds                                        3,149,965    2,762,101
   Federal income taxes                                              1,333,177    1,404,000
   Indebtedness to affiliates                                          213,275      234,563
   Securities lending payable                                       17,344,914   15,901,157
   Other liabilities                                                 1,251,272    1,328,146
   Derivative liabilities                                              114,414       66,081
   Liabilities related to separate accounts                         30,272,167   27,162,510
                                                                  ------------ ------------
Total liabilities                                                  106,617,726   99,157,049

Minority interest                                                      110,227      105,740

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
     issued and outstanding                                                850          850
   Common stock, $10 par value, 600,000 shares authorized,
     issued and outstanding                                              6,000        6,000
   Additional paid-in capital                                        3,664,906    3,627,638
   Accumulated other comprehensive income                              699,465      909,440
   Retained earnings                                                 6,635,089    5,765,544
                                                                  ------------ ------------
Total shareholder's equity                                          11,006,310   10,309,472
                                                                  ------------ ------------
Total liabilities, minority interest and shareholder's equity     $117,734,263 $109,572,261
                                                                  ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statement of Income

                                                           2006        2005        2004
                                                        ----------  ----------  ----------
                                                                  (In Thousands)
Revenues:
   Premiums and other considerations                    $2,879,680  $2,782,785  $2,540,322
   Net investment income                                 3,962,820   3,633,886   3,485,349
   Net realized investment gain (losses)                  (289,654)    (52,851)    (63,437)
   Other                                                   248,696     315,008     288,640
                                                        ----------  ----------  ----------
Total revenues                                           6,801,542   6,678,828   6,250,874
                                                        ----------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits                               2,027,046   1,782,042   1,650,664
   Interest credited                                     2,299,622   2,163,035   2,063,646
   Operating costs and expenses                          1,009,675   1,129,210   1,069,054
                                                        ----------  ----------  ----------
Total benefits and expenses                              5,336,343   5,074,287   4,783,364
                                                        ----------  ----------  ----------
Income before income tax expense                         1,465,199   1,604,541   1,467,510
                                                        ----------  ----------  ----------
Income tax expense:
   Current                                                 387,854     243,542     124,643
   Deferred                                                  4,451     137,039     267,475
                                                        ----------  ----------  ----------
Total income tax expense                                   392,305     380,581     392,118
                                                        ----------  ----------  ----------
Net income before cumulative effect of accounting
  change                                                 1,072,894   1,223,960   1,075,392
Cumulative effect of accounting change,
net of tax                                                      --          --     (16,859)
                                                        ----------  ----------  ----------
Net income                                              $1,072,894  $1,223,960  $1,058,533
                                                        ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Shareholder's Equity

                                                           Year ended December 31
                                                   -------------------------------------
                                                       2006         2005         2004
                                                   -----------  -----------  -----------
                                                               (In Thousands)
Preferred stock:
   Balance at beginning and end of year            $       850  $       850  $       850
                                                   -----------  -----------  -----------
Common stock:
   Balance at beginning and end of year                  6,000        6,000        6,000
                                                   -----------  -----------  -----------
Additional paid-in capital:
   Balance at beginning of year                      3,627,638    3,619,068    3,503,978
   Capital contribution from Parent Company             37,268        8,570      115,090
                                                   -----------  -----------  -----------
Balance at end of year                               3,664,906    3,627,638    3,619,068

Accumulated other comprehensive income:
   Balance at beginning of year                        909,440    1,443,524    1,116,855
   Other comprehensive income (loss)                  (209,975)    (534,084)     326,669
                                                   -----------  -----------  -----------
Balance at end of year                                 699,465      909,440    1,443,524

Retained earnings:
   Balance at beginning of year                      5,765,544    4,982,264    4,224,411
   Net income                                        1,072,894    1,223,960    1,058,533
   Dividends paid                                     (208,213)    (440,680)    (300,680)
   Cumulative effect of accounting change, net of
     tax                                                 4,864           --           --
                                                   -----------  -----------  -----------
Balance at end of year                               6,635,089    5,765,544    4,982,264
                                                   -----------  -----------  -----------
Total shareholder's equity                         $11,006,310  $10,309,472  $10,051,706
                                                   ===========  ===========  ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Comprehensive Income

                                                      2006        2005        2004
                                                   ----------  ----------  ----------
                                                             (In Thousands)
Net income                                         $1,072,894  $1,223,960  $1,058,533
Other comprehensive income (loss):
   Net unrealized gains (losses) on securities,
     after tax (pretax: 2006 - $(79,564); 2005 -
     $(895,502); 2004 - $461,126)                     (51,717)   (582,077)    299,732
   Reclassification adjustment for (gains) losses
     included in net income                          (158,258)     47,993      26,937
                                                   ----------  ----------  ----------
   Other comprehensive income (loss)                 (209,975)   (534,084)    326,669
                                                   ----------  ----------  ----------
Comprehensive income                               $  862,919  $  689,876  $1,385,202
                                                   ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statement of Cash Flows

                                                                      2006          2005          2004
                                                                  ------------  ------------  ------------
                                                                               (In Thousands)
Operating activities
Net income                                                        $  1,072,894  $  1,223,960  $  1,058,533
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Cumulative effect of accounting change, net of tax                       --            --        16,859
   Interest credited on policyholder contracts                       2,299,622     2,163,035     2,063,646
   Change in future policy benefits and other policy claims           (244,724)     (335,380)   (1,003,487)
   Realized investments (gains) losses                                 289,654        52,851        63,437
   Change in other policyholders' funds                                387,863       248,538       308,794
   Amortization of policy acquisition costs and cost of
     insurance purchased                                               194,108       388,103       320,443
   Policy acquisition costs deferred                                  (921,193)     (854,609)     (732,410)
   Depreciation and amortization, including premiums and
     discounts                                                         160,721       188,160       193,670
   Provision for deferred income tax expense                             2,223       160,107       250,746
   Change in indebtedness to (from) affiliates                         (15,861)     (142,992)     (181,863)
   Change in trading securities                                            205      (131,000)       51,067
   Change in accounts receivable                                       (38,220)      (35,189)      (74,800)
   Other, net                                                            3,414        59,664        64,984
                                                                  ------------  ------------  ------------
Net cash provided by operating activities                            3,190,706     2,985,248     2,399,619

Investing activities
Purchases of :
   Fixed maturity and equity securities                            (16,398,704)  (31,593,646)  (27,390,556)
   Mortgage loans on real estate                                    (1,680,140)     (778,836)     (691,747)
   Other investments                                                (2,914,316)   (2,063,663)   (5,442,537)
Sales of:
   Fixed maturity and equity securities                             13,450,527    26,780,200    26,942,747
   Other investments                                                   397,147     1,109,408       120,049
Redemptions and maturities of:
   Fixed maturity and equity securities                              3,096,819     2,892,484     1,735,026
   Mortgage loans on real estate                                       441,731       412,603       307,711
Sales and purchases of property, equipment, and software, net           23,435        12,425         9,648
Change in short-term investments                                        41,735       (21,307)       49,527
Change in securities lending collateral                             (1,443,757)   (2,887,153)   (5,765,710)
                                                                  ------------  ------------  ------------
Net cash used in investing activities                               (4,985,523)   (6,137,485)  (10,125,842)

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                            2006         2005         2004
                                                        -----------  -----------  -----------
                                                                    (In Thousands)
Financing activities
Net policyholder account deposits                       $ 5,070,463  $ 4,948,706  $ 7,332,833
Net policyholder account withdrawals                     (4,485,310)  (4,278,916)  (5,296,849)
Dividends paid                                             (208,213)    (440,680)    (300,680)
Capital contribution from parent                                 --           --      115,090
Change in securities lending payable                      1,443,757    2,887,153    5,765,710
Change in restricted cash                                      (728)         942       70,134
                                                        -----------  -----------  -----------
Net cash provided by financing activities                 1,819,969    3,117,205    7,686,238
                                                        -----------  -----------  -----------
Increase (decrease) in cash                                  25,152      (35,032)     (39,985)
Cash and cash equivalents at beginning of year              222,192      257,224      297,209
                                                        -----------  -----------  -----------
Cash and cash equivalents at end of year                $   247,344  $   222,192  $   257,224
                                                        ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid                                       $        --  $   121,904  $   208,397
Interest paid                                           $    42,283  $    44,952  $    47,709
                                                        ===========  ===========  ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2006

1. Nature of Operations

American General Life Insurance Company including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results, of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

The company performed a migration of certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system as of December 31, 2006,

                    American General Life Insurance Company

2.1 Preparation of Financial Statements

representing approximately $9.6 billion of reserves and $1.4 billion of DAC. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. The conversion resulted in an increase in GAAP reserves of $154.5 million, an increase in DAC of $136.3 million and a net decrease to 2006 pre-tax earnings of $18.2 million.

CONSOLIDATION OF VARIABLE INTEREST ENTITY: On January 14, 2004, the Company purchased 43% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 1 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 13). The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. In December 2003, the Financial Accounting Standards Board ("FASB") issued a "Revision to Interpretation
No. 46, Consolidation of Variable Interest Entities" ("FIN 46(R)"). In accordance with FIN 46(R), the accounts of Castle 1 Trust have been included in these consolidated financial statements as of and for the years ended
December 31, 2006, 2005 and 2004.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2006.

Statutory net income, capital and surplus of AGL at December 31 was as follows:

                                                 2006       2005       2004
                                              ---------- ---------- ----------
                                                       (In Thousands)
Statutory net income                          $  506,996 $  637,973 $  567,253
Statutory capital and surplus                 $5,447,528 $5,010,153 $4,705,497

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized

                    American General Life Insurance Company

2.2 Statutory Accounting

(generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash & Short-Term Investments

Cash includes cash and cash equivalents with original maturities of three months or less. Short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments, with maturities of between three months and one year.

                    American General Life Insurance Company

2.4 Investments

Restricted Cash

Castle 1 Trust maintains restricted cash which primarily represents security deposits from lessees that are required to be segregated from other funds.

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2006 and 2005. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounting for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition of issuance date.

Fixed maturity and equity securities classified as trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

In general, a security is considered a candidate for impairment if it meets any of the following criteria:

                    American General Life Insurance Company

2.4 Investments (continued)

    . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer);

    . The occurrence of a discrete credit event resulting in the debtor defaulting or seeking bankruptcy or insolvency protection or voluntary reorganization;

    . The probability of non-realization of a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

In periods subsequent to the recognition of an other-than-temporary impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows. Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

                    American General Life Insurance Company

2.4 Investments (continued)

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships & Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

Aircraft owned by Castle 1 Trust are recorded at cost within other invested assets and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Other invested assets also includes preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in

                    American General Life Insurance Company

2.4 Investments (continued)

companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2006 and 2005, the Company's investments in partially owned companies included its 38.7% interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note
8). Other invested assets also include assets related to derivative financial instruments.

Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $17.3 billion and $ 15.9 billion as of December 31, 2006 and 2005, respectively, which represents securities included in fixed maturity securities available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is held by the lending agent for the benefit of the Company and not available for the general use of the Company (restricted). Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income.

Dollar Roll Agreements

Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the

                    American General Life Insurance Company

2.4 Investments (continued)

time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheets in other liabilities. At
December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

Derivative Financial Instruments

The Company reports all derivative instruments at fair value in the consolidated balance sheet.

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company has issued a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the equity-indexed features of these annuity contracts. The embedded derivatives and the call options are carried at fair value, with changes in fair value recognized in realized investment gains and losses.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds).

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see
Note 10). The Company carries all derivatives at fair value in the consolidated balance sheet. Changes in the fair value of derivatives are reported as part of realized investment gains and losses in the consolidated statement of income.

2.5 Separate Accounts

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect

                    American General Life Insurance Company

2.5 Separate Accounts (continued)

to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statement of income.

2.6 Deferred Policy Acquisition Costs ("DPAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements (continued)

first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contractholders, on certain of its products. Sales inducements provided to the contractholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheet. Deferred sales inducement assets are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                    American General Life Insurance Company

2.7 Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2006        2005
                                                        ----------- -----------
                                                            (In Thousands)
Future policy benefits:
   Ordinary life                                        $ 5,190,640 $ 4,852,453
   Group life                                                25,202      25,760
   Life contingent group annuities                           83,159      85,565
   Life contingent annuities                              5,678,513   4,737,550
   Terminal funding                                         394,000     397,630
   Accident and health                                      259,172     244,682
                                                        ----------- -----------
Total                                                   $11,630,686 $10,343,640
                                                        =========== ===========
Policyholder contract deposits:
   Annuities                                            $33,738,454 $33,228,804
   Corporate-owned life insurance                           354,723     373,848
   Universal life                                         6,945,119   6,113,472
                                                        ----------- -----------
Total                                                   $41,038,296 $39,716,124
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 10.0 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 19 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or

                    American General Life Insurance Company

2.7 Future Life Policy Benefits and Policyholder Contract Deposits (continued)

4.0 percent, depending on policy form, and the weighted average rate credited in 2006 was 4.46 percent.

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statement of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender

                    American General Life Insurance Company

2.9 Premium Recognition (continued)

charges and are included in other income in the consolidated statement of income. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which is recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 2 percent of life insurance in force at December 31, 2006.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $49.4 million, $56.4 million and $60.8 million in 2006, 2005 and 2004, respectively, and were included as part of policyholders' benefits in the consolidated statement of income.

2.12 Income Taxes

For the tax years ending December 31, 2006, 2005 and 2004, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated

                    American General Life Insurance Company

2.12 Income Taxes (continued)

to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.13 Recently Issued Accounting Standards

FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Emerging Issue Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's consolidated financial condition or results of operations.

On April 13, 2006, the Financial Accounting Standards Board ("FASB") issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). FIN 46(R)-6 affects the identification of which entities are variable interest entities (VIEs) through a "by design" approach in identifying and measuring the variable interests of the VIE and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new VIEs with which the Company becomes involved. The new requirements need not be applied to entities that have previously been

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed in note 2.8, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," which superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees" and amended FAS 95, "Statement of Cash Flows." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretative guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the consolidated financial position or results of operations of AIG or the Company.

At the June 2005 meeting, the EITF reached a consensus with respect to Issue No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue was effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue was effective beginning January 1, 2006. The effect of the adoption of this EITF Issue was not material to the Company's consolidated financial condition or results of operations.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS 133. FAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. The Company elected to early adopt FAS 155 effective January 1, 2006

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $4.9 million aftertax ($7.5 million pretax) increase to retained earnings as of January 1, 2006.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company does not expect the implementation of SOP 05-1 to have a material effect on its consolidated financial condition or consolidated results of operations.

On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The implementation of FIN 48 is not material to the Company's consolidated financial condition.

On July 13, 2006, the FASB issued FASB Staff Position (FSP) No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor. The FSP is effective for fiscal years beginning after December 15, 2006. The Company expects to record an adjustment of $50 million, net of tax, to the beginning balance of retained earnings as of January 1, 2007 to reflect the cumulative effect of this change in accounting.

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                  2006       2005       2004
                                               ---------- ---------- ----------
                                                        (In Thousands)
Investment income:
   Fixed maturities                            $3,393,034 $3,265,962 $3,101,785
   Equity securities                                2,852      3,435      8,070
   Mortgage loans on real estate                  287,872    273,270    229,921
   Investment real estate                          10,475      9,903     10,265
   Policy loans                                   103,191    100,787     99,421
   Other long-term investments                    165,395     32,396     82,767
   Short-term investments                          35,420     28,263     16,697
                                               ---------- ---------- ----------
Gross investment income                         3,998,239  3,714,016  3,548,926
Investment expenses                                35,419     80,130     63,577
                                               ---------- ---------- ----------
Net investment income                          $3,962,820 $3,633,886 $3,485,349
                                               ---------- ---------- ----------

                    American General Life Insurance Company

3.1 Investment Income (continued)

The carrying value of investments that produced no investment income during 2006 was less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

During 2006, 2005 and 2004, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

                    American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                  2006       2005       2004
                                               ---------  ---------  ---------
                                                        (In Thousands)
Fixed maturities:
   Gross gains                                 $ 125,224  $ 204,217  $ 270,273
   Gross losses                                 (341,900)  (329,543)  (256,398)
                                               ---------  ---------  ---------
Total fixed maturities                          (216,676)  (125,326)    13,875
Equity securities:
   Gross gains                                    17,272     36,750     12,999
   Gross losses                                   (1,424)       (23)    (5,958)
Partnerships:
   Gross gains                                     5,000      2,000          0
   Gross losses                                  (21,847)    (6,464)   (20,818)
Derivatives:
   Gross gains                                     2,000      5,162      1,000
   Gross losses                                  (46,720)         0    (32,852)
Other :
   Gross gains                                    11,752     39,909          0
   Gross losses                                  (39,011)    (4,859)   (31,683)
                                               ---------  ---------  ---------
Net realized investment gains (losses) before
  tax                                           (289,654)   (52,851)   (63,437)
Income tax benefit                               (99,042)   (18,498)   (22,203)
                                               ---------  ---------  ---------
Net realized investment gains (losses) after
  tax                                          $(190,612) $ (34,353) $ (41,234)
                                               =========  =========  =========

During 2006, 2005 and 2004, the Company's realized losses included write-downs of $222.3 million, $121.6 million and $63.1 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other-than-temporary decline in value and the amount of loss recognition requires the judgment of the Company's management and a continual review of its investments as discussed in Note 2.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005:

                                  Less than 12 Months    12 Months or More            Total
                                 --------------------  ---------------------  ---------------------
                                                           (In Thousands)
                                            Unrealized             Unrealized             Unrealized
December 31, 2006                Fair Value   Losses   Fair Value    Losses   Fair Value    Losses
-----------------                ---------- ---------- ----------- ---------- ----------- ----------
Fixed maturity securities
Corporate securities:
Investment- grade                $4,493,731 $(100,697) $ 5,835,318 $(194,125) $10,329,049 $(294,822)
Below investment-grade              319,848   (20,308)     251,021   (11,808)     570,869   (32,116)
Mortgage-backed securities        1,259,556   (15,702)   6,642,120  (121,012)   7,901,676  (136,714)
U.S. government obligations           9,408      (126)       5,094      (730)      14,502      (856)
Foreign governments                  10,164    (6,225)          --        --       10,164    (6,225)
State and political subdivisions    320,831    (5,074)   1,049,115   (35,459)   1,369,946   (40,533)
Collateralized bonds                 38,013      (987)      21,169    (1,331)      59,182    (2,318)
Redeemable preferred stocks          30,492    (5,081)          --                 30,492    (5,081)
Equity securities                     5,931    (1,048)          --        --        5,931    (1,048)
                                 ---------- ---------  ----------- ---------  ----------- ---------
   Total                         $6,487,974 $(155,248) $13,803,837 $(364,465) $20,291,811 $(519,713)
                                 ========== =========  =========== =========  =========== =========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                  Less than 12 Months     12 Months or More           Total
                                 ---------------------  --------------------  ---------------------
                                                           (In Thousands)
                                             Unrealized            Unrealized             Unrealized
December 31, 2005                Fair Value    Losses   Fair Value   Losses   Fair Value    Losses
-----------------                ----------- ---------- ---------- ---------- ----------- ----------
Fixed maturity securities
Corporate securities:
Investment- grade                  6,047,418  (131,287)    467,666   (25,151)   6,515,084  (156,438)
Below investment-grade               899,747   (60,173)    208,079   (19,281)   1,107,826   (79,454)
Mortgage-backed securities         7,391,729  (119,489)    271,009    (8,492)   7,662,738  (127,981)
U.S. government obligations            4,175      (200)      2,080      (477)       6,255      (677)
Foreign governments                   94,476    (6,565)          0         0       94,476    (6,565)
State and political subdivisions     710,303   (17,311)    101,000    (7,000)     811,303   (24,311)
Collateralized bonds                  14,566      (933)     11,690      (792)      26,256    (1,725)
Equity securities                      2,794      (172)      1,742    (1,476)       4,536    (1,648)
                                 ----------- ---------  ----------  --------  ----------- ---------
Total                            $15,165,208 $(336,130) $1,063,266  $(62,669) $16,228,474 $(398,799)
                                 =========== =========  ==========  ========  =========== =========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2006 and 2005 were as follows:

                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost        Gain       Loss    Fair Value
                                             ----------- ---------- ---------- -----------
                                                            (In Thousands)
December 31, 2006
Fixed maturity securities:
   Corporate securities:
       Investment-grade                      $28,818,873 $1,078,472 $(294,822) $29,602,523
       Below investment-grade                  3,512,776    208,715   (32,116)   3,689,375
   Mortgage-backed securities                 12,799,496    158,103  (136,714)  12,820,885
   U.S. government obligations                   175,439     29,639      (856)     204,222
   Foreign governments                           709,116     87,008    (6,225)     789,899
   State and political subdivisions            3,482,069     91,640   (40,533)   3,533,176
   Collateralized bonds                           99,611      1,740    (2,318)      99,033
   Redeemable preferred stocks                    75,273      2,211    (5,081)      72,403
                                             ----------- ---------- ---------  -----------
Total fixed maturity securities              $49,672,653 $1,657,528 $(518,665) $50,811,516
                                             =========== ========== =========  ===========
Equity securities                            $    43,908 $   41,454 $  (1,048) $    83,314
                                             =========== ========== =========  ===========
Separate account seed money                  $        -- $       -- $      --  $        --
                                             =========== ========== =========  ===========
Investment in AIG                            $     8,597 $   49,459 $      --  $    58,056
                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost        Gain       Loss    Fair Value
                                             ----------- ---------- ---------- -----------
                                                            (In Thousands)
December 31, 2005
Fixed maturity securities:
   Corporate securities:
       Investment-grade                      $28,425,624 $1,510,483 $(156,438) $29,779,669
       Below investment-grade                  3,504,754    145,856   (79,454)   3,571,156
   Mortgage-backed securities                 12,632,632    113,801  (127,981)  12,618,452
   U.S. government obligations                   175,470     34,052      (677)     208,845
   Foreign governments                           750,686     93,689    (6,565)     837,810
   State and political subdivisions            3,256,136    125,314   (24,311)   3,357,139
   Collateralized bonds                           83,537      1,875    (1,725)      83,687
   Redeemable preferred stocks                    53,808     13,196        --       67,004
                                             ----------- ---------- ---------  -----------
Total fixed maturity securities              $48,882,647 $2,038,266 $(397,151) $50,523,762
                                             =========== ========== =========  ===========
Equity securities                            $    33,457 $   34,552 $  (1,648) $    66,361
                                             =========== ========== =========  ===========
Separate account seed money                  $    64,000 $    3,000 $      --  $    67,000
                                             =========== ========== =========  ===========
Investment in AIG                            $     8,597 $   46,680 $      --  $    55,277
                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31, 2006 were as follows:

                                               2006        2005        2004
                                            ----------  ----------  ----------
                                                      (In Thousands)
                                            ----------------------------------
Gross unrealized gains                      $1,748,441  $2,122,498  $2,988,563
Gross unrealized losses                       (519,713)   (398,799)   (165,639)
DPAC and other fair value adjustments         (148,357)   (316,972)   (587,095)
Deferred federal income taxes                 (380,906)   (497,287)   (792,305)
                                            ----------  ----------  ----------
Net unrealized gains on securities          $  699,465  $  909,440  $1,443,524
                                            ==========  ==========  ==========

The contractual maturities of fixed maturity securities at December 31, 2006 were as follows:

                                                                 2006
                                                        -----------------------
                                                         Amortized    Market
                                                           Cost       Value
                                                        ----------- -----------
                                                            (In Thousands)
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less                              $   507,531 $   516,401
   Due after one year through five years                  4,623,762   4,821,659
   Due after five years through ten years                11,368,512  11,597,441
   Due after ten years                                   20,373,352  21,055,130
Mortgage-backed securities                               12,799,496  12,820,885
                                                        ----------- -----------
Total fixed maturity securities                         $49,672,653 $50,811,516
                                                        =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $16.4 billion, $29.5 billion and $28.7 billion, during 2006, 2005 and 2004, respectively.

At December 31, 2006, $47.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2006 and 2005:

                                           Outstanding Percent of    Percent
                                             Amount      Total    Nonperforming
                                           ----------- ---------- -------------
                                                      (In thousands)
December 31, 2006
Geographic distribution:
   South Atlantic                          $1,031,455     21.0%        0.0%
   Pacific                                  1,105,137     22.4         0.0
   Mid-Atlantic                             1,243,973     25.3         0.0
   East North Central                         501,226     10.2         2.6
   Mountain                                   196,097      4.0         0.0
   West South Central                         310,326      6.3         0.0
   East South Central                         241,600      4.9         0.0
   West North Central                          96,157      2.0        11.5
   New England                                174,664      3.6         0.0
   Canada                                      21,786      0.4         0.0
Allowance for losses                           (4,206)    (0.1)        0.0
                                           ----------    -----
Total                                      $4,918,215    100.0%        0.5%
                                           ==========    =====
Property type:
   Office                                  $2,035,908     41.4%         24
   Retail                                   1,147,946     23.4           0
   Industrial                                 467,101      9.5           0
   Apartments                                 778,821     15.8           0
   Hotel/motel                                179,171      3.6           0
   Other                                      313,474      6.4           0
Allowance for losses                           (4,206)    (0.1)          0
                                           ----------    -----
Total                                      $4,918,215    100.0%        0.5%
                                           ==========    =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                           Outstanding Percent of    Percent
                                             Amount      Total    Nonperforming
                                           ----------- ---------- -------------
                                                      (In thousands)
December 31, 2005
Geographic distribution:
   South Atlantic                          $  862,100     23.3%        0.0%
   Pacific                                    722,290     19.5         0.0
   Mid-Atlantic                               854,126     23.1         0.0
   East North Central                         395,301     10.7         8.9
   Mountain                                   129,504      3.5         0.0
   West South Central                         235,138      6.4         0.0
   East South Central                         202,805      5.5         0.0
   West North Central                         104,233      2.8        21.6
   New England                                172,029      4.7         0.0
   Canada                                      22,363       .6         0.0
Allowance for losses                           (4,679)    (0.1)        0.0
                                           ----------    -----
Total                                      $3,694,210    100.0%        2.1%
                                           ==========    =====
Property type:
   Office                                  $1,435,719     38.9%        5.6%
   Retail                                   1,044,521     28.3         0.2
   Industrial                                 426,077     11.4         0.0
   Apartments                                 520,486     14.1         0.0
   Hotel/motel                                 65,667      1.8         0.0
   Other                                      206,419      5.6         0.0
Allowance for losses                           (4,679)    (0.1)        0.0
                                           ----------    -----
Total                                      $3,694,210    100.0%        2.1%
                                           ==========    =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements

The following reflects deferred policy acquisition costs and cost of insurance purchased which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                               2006        2005        2004
                                            ----------  ----------  ----------
                                                      (In Thousands)
Balance at January 1                        $3,972,384  $3,260,541  $2,913,067
   Capitalization                              921,193     833,211     719,346
   Accretion of interest/amortization         (188,138)   (375,941)   (279,149)
   Effect of unrealized (gains) losses on
     securities                                 99,677     259,223     (80,598)
   Effect of realized (gains) losses on
     securities                                 71,884      (4,650)    (12,125)
                                            ----------  ----------  ----------
Balance at December 31                      $4,877,000  $3,972,384  $3,260,541
                                            ==========  ==========  ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits on FAS 97 products to be realized are revised. In 2006, DAC amortization was decreased by $134 million due to the combination of DAC and system migration of deferred annuities and interest sensitive life products.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31 follows:

                                                    2006      2005      2004
                                                  --------  --------  --------
                                                         (In Thousands)
Balance at January 1                              $335,899  $324,920  $338,520
   Deferral of renewal commissions                       0         0     3,623
   Accretion of interest/amortization               (5,970)   (9,561)  (30,316)
   Effect of unrealized (gains) losses on
     securities                                     18,449    23,672    12,725
   Effect of realized (gains) losses on
     securities                                      3,091    (3,132)      368
                                                  --------  --------  --------
Balance at December 31                            $351,469  $335,899  $324,920
                                                  ========  ========  ========

CIP amortization expected to be recorded in each of the next five years, from 2007 through 2011, is $12.9 million, $12.5 million, $11.6 million, $8.3 million, and $7.0 million, respectively.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements (continued)

Activity in sales inducement for the years ended December 31 follows:

                                                      2006     2005     2004
                                                    -------  -------  -------
                                                          (In Thousands)
Balance at January 1                                $46,960  $27,692  $20,000
   Deferrals                                         41,681   21,284    8,741
   Accretion of interest/amortization                (4,513)  (2,016)  (1,049)
   Effect of unrealized (gains) losses on
     securities                                      (2,000)      --       --
   Effect of realized (gains) losses on securities       --       --       --
                                                    -------  -------  -------
Balance at December 31                              $82,128  $46,960  $27,692
                                                    =======  =======  =======

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure including a return of net deposits plus a minimum return as of December 31, 2006 were as follows:

                                                   2006           2005
                                                 -------        -------
                                                      (In Millions)
Account value                                    $46,877        $45,297
Net amount at risk /(a)/                           1,322          1,801
Average attained age of contract holders              56             54
Range of guaranteed minimum return rates         0.00%-3.00%    0.00%-3.00%
--------
/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                    American General Life Insurance Company

                                              2006   2005
                                              ----   ----
                                              (In Millions)
Balance at January 1                          $ 7    $10
Guaranteed benefits incurred                    4      5
Guaranteed benefits paid                       (6)    (8)
                                              ------ ------
Balance at December 31                        $ 5    $ 7
                                              ====== ======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and December 31, 2005:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 70% to 87.5% of the 1983a table.

    .  Lapse rates vary by contract type and duration and range from 5% to 25%.

    .  The discount rate was 3% to 8%.

6. Other Assets

Other assets consisted of the following:

                                                 December 31
                                              -----------------
                                                2006     2005
                                              -------- --------
                                               (In Thousands)
Goodwill                                      $ 37,951 $ 39,765
Computer software, net                          72,566   96,184
Accounts receivable from brokers                53,960   14,582
Prepaid expenses                                37,875   39,304
Property and equipment, net                     60,012   45,366
Other assets                                    37,083   25,725
                                              -------- --------
Total other assets                            $299,447 $260,926
                                              ======== ========

                    American General Life Insurance Company

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                   December 31
                                              ---------------------
                                                 2006       2005
                                              ---------- ----------
                                                 (In Thousands)
Current tax receivables                       $   52,860 $   14,032
Net deferred tax liabilities                   1,280,317  1,389,968
                                              ---------- ----------
   Income tax payable                         $1,333,177 $1,404,000
                                              ========== ==========

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                         2006        2005
                                                     -----------  ----------
                                                          (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                 $ 1,418,736  $1,236,446
   Basis differential of investments                     218,891     215,648
   Net unrealized gains on debt and equity
     securities available for sale                       380,906     497,287
   Capitalized EDP                                        25,305      24,144
   Prepaid expenses                                        5,102      12,814
   Other                                                 239,478     143,258
                                                     -----------  ----------
Total deferred tax liabilities                         2,288,418   2,129,597
Deferred tax assets applicable to:
   Policy reserves                                    (1,003,225)   (713,177)
   Other                                                  (4,876)    (26,452)
                                                     -----------  ----------
Total deferred tax assets                             (1,008,101)   (739,629)
                                                     -----------  ----------
Net deferred tax liabilities                         $ 1,280,317  $1,389,968
                                                     ===========  ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At January 1, 2005 the Company had

                    American General Life Insurance Company

7.1 Tax Liabilities (continued)

approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends in excess of $382 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

7.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                  2006       2005      2004
                                                --------  ---------  --------
                                                        (In Thousands)
Income tax at statutory percentage of
GAAP pretax income                              $512,820  $ 561,589  $513,629
Non-conventional fuel source credits             (89,803)  (142,767)  (96,202)
Dividends received deduction                     (24,419)   (28,583)  (19,828)
Prior year corrections                             7,113    (10,989)   (8,241)
Other credits, taxes and settlements             (13,406)     1,331     2,760
                                                --------  ---------  --------
Income tax expense                              $392,305  $ 380,581  $392,118
                                                ========  =========  ========

                    American General Life Insurance Company

8. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                               December 31, 2006    December 31, 2005
                                              -------------------- --------------------
                                              Par Value Book Value Par Value Book Value
                                              --------- ---------- --------- ----------
                                                           (In Thousands)
American General Corporation, 9.375%, due
  2008                                        $  4,725   $  4,297  $  4,725   $  4,091
Transatlantic Holdings Inc., Promissory
  notes, 5.75%, due 2015                       164,000    163,358   164,000    163,202
AGC Life, Promissory notes, 5.02%, due 2010    116,000    116,000   116,000    116,000
American General Corporation, Promissory
  notes, 5.57%, due 2011                       415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes, 5.26%,
  due 2026                                      36,944     36,021    41,453     41,449
Castle Trust 2, Asset backed notes, 8.26%,
  due 2026                                      13,155     13,563    13,929     13,924
                                              --------   --------  --------   --------
Total notes receivable from affiliates        $749,824   $748,239  $755,107   $753,666
                                              ========   ========  ========   ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $69.9 million, $66.9 million and $67.5 million for such services in 2006, 2005 and 2004, respectively. Accounts payable for such services at December 31, 2006 and 2005 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $354.8 million, $329.2 million and $337.0 million for such services and rent in 2006, 2005 and 2004, respectively. Accounts receivable for rent and services at December 31, 2006 and 2005 were not material.

As a matter of Company policy, derivative contracts are generally executed with AIG

                    American General Life Insurance Company

Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $340,000 at December 31, 2006 and $345,000 at December 31, 2005. The Company believes the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                    American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and a reserve was established under these contracts that would not exceed $300 million without the consent of the Department. In 2006, the Company again discussed the Cut-through Agreement with the Department. The Company requested that the maximum allowed reserve be increased to $500 million. The reserves recorded by AIGC, related to these contracts, totaled $362 million at December 31, 2006 and $231 million at December 31, 2005. The Company believes the probability of loss under this agreement is remote.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2006, 2005 and 2004.

Effective May 31, 2006, ownership of American General Securities, Inc. (AGSI) was transferred from American General Equity Services Corp. (AGESC), a wholly owned subsidiary of the Company, to AIG Advisor Group, Inc., an indirect wholly owned subsidiary of AIG, through a series of related party dividends and contributions within AIG-owned companies.

On September 25, 2006, the Company purchased 27% of a nonaffiliated Mortgage Loan at its estimated fair market value of $8,767,005, from SunAmerica Life Insurance Company (an affiliate), which included a purchase premium of $492,885.

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the

                    American General Life Insurance Company
policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

10.Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate swaps, currency swaps, S&P 500 index options and Treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                  Economically Hedged Item
---------------------                  ------------------------
Interest rate and currency swaps       Private placement bonds

S&P index options                      Equity-indexed policy liabilities on
                                       certain universal life and annuity
                                       policies

Treasury note and long bond futures    Bonds purchased for short-term
                                       (trading) purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC) traded S&P 500 index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

                    American General Life Insurance Company

10.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Insurance Division to prevent and detect such mismatches.

10.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                    2006    2005
                                                   ------  ------
                                                    (In Millions)
Interest rate swap agreements:
   Notional amount                                 $1,275  $1,320
   Fair value                                         (15)     (6)
Currency swap agreements :
   Notional amount                                 $  772     602
   Fair Value                                         (97)    (57)

                    American General Life Insurance Company

10.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                      2006           2005
                                 -------------- --------------
                                          Fair           Fair
                                 Notional Value Notional Value
                                 -------- ----- -------- -----
                                         (In Millions)
Calls:
   One-year (or less) contracts    $319    $26    $310    $10
   Two-year contracts                41      4      32      3

10.5 Futures

The Company purchases and sells short futures (Treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All futures positions are closed out at the end of each quarter with the realized gains and losses recorded as a component of operating earnings.

                    American General Life Insurance Company

11.Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                  2006             2005
                                            ---------------- ----------------
                                             Fair   Carrying  Fair   Carrying
                                             Value   Amount   Value   Amount
                                            ------- -------- ------- --------
                                                      (In Millions)
   Assets
   Cash                                     $   247 $   247  $   222 $   222
   Fixed maturity and equity securities      51,198  51,198   50,739  50,739
   Mortgage loans on real estate              5,041   4,918    4,841   3,694
   Policy loans                               1,840   1,820    1,823   1,775
   Short-term investments                        42      42       84      84
   Derivative assets                             32      32       13      13
   Partnerships                               3,483   3,483    2,657   2,657
   Separate account seed money                   --      --       67      67
   Investment in ultimate Parent Company         58      58       55      55
   Notes receivable from affiliates             748     748      754     754
   Securities lending collateral             17,345  17,345   15,901  15,901
   Assets held in separate accounts          30,272  30,272   27,163  27,163

   Liabilities
   Investment contracts                      32,752  35,343   32,512  34,556
   Dividend accumulations                       884     884      898     898
   Derivative liabilities                       114     114       66      66
   Securities lending payable                17,345  17,345   15,901  15,901
   Liabilities related to separate accounts  30,272  30,272   27,163  27,163

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and Short-Term Investments

Carrying value is considered to be a reasonable estimate of fair value.

                    American General Life Insurance Company

Fixed Maturity and Equity Securities

Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

Fair values for equity securities were based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in AIG

The fair value of the investment in the AIG is based on quoted market prices of AIG common stock.

Securities Lending Collateral / Securities Lending Payable

Carrying value is considered to be a reasonable estimate of fair value.

Assets and Liabilities Related to Separate Accounts

The fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

                    American General Life Insurance Company

Derivative Financial Instruments

Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividend to be paid to the policyholder with interest.

Notes Receivable from Affiliates

Fair value of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair value was estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

12.Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had unfunded investment commitments totaling $521.2 million of which $412.8 million was committed to fund limited partnership investments. The company also had $108.4 million in commitments relating to mortgage loans at December 31, 2006.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $145.0 million. Such loans may take

                    American General Life Insurance Company
the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended annually to extend the commitment termination date. Effective October 28, 2006, the termination date was extended to October 27, 2007. The Company originally received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. Effective October 28, 2006 the facility fee was changed to .030%. No loans were funded during 2006 or 2005.

AGL owns interests in certain limited liability companies (LLCs) which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $541 million of synfuel tax credits through December 31, 2006. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

The Company generates income tax credits as a result of investing in synthetic fuel under section production. Tax credits generated from the production and sale of synthetic fuel under the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. The Company evaluates the production levels of its synthetic fuel production facilities in light of the risk of phase-out of the associated tax credits. As a result of fluctuating domestic crude oil prices, the Company evaluates and adjusts production levels when appropriate in light of this risk. Regardless of the oil prices, the tax credits expire after 2007.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year.

Prior to 2006, net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, were 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). During 2006, the agreement with AGAC terminated and the

                    American General Life Insurance Company
retrocession was recaptured.

On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

                    American General Life Insurance Company

13.Reinsurance

Reinsurance transactions for the years ended December 31, 2006, 2005 and 2004 were as follows:

                                                                                     Percentage
                                                Ceded to    Assumed From             of Amount
                                                  Other        Other                  Assumed
                                  Gross Amount  Companies    Companies   Net Amount    to Net
                                  ------------ ------------ ------------ ----------- ----------
                                                         (In Thousands)
December 31, 2006
Life insurance in force           $589,468,232 $495,146,951  $2,816,826  $97,138,107    2.90%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      3,366,468      525,132      12,259    2,853,595    0.43%
   Accident and health insurance        27,548        1,659         196       26,085    0.75%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  3,394,016 $    526,791  $   12,455  $ 2,879,680    0.43%
                                  ============ ============  ==========  ===========
December 31, 2005
Life insurance in force           $502,899,091 $408,690,675  $3,081,688  $97,290,104    3.17%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      3,200,493      456,696      14,397    2,758,194    0.52%
   Accident and health insurance        25,590        2,926       1,927       24,591    7.84%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  3,226,083 $    459,622  $   16,324  $ 2,782,785    0.59%
                                  ============ ============  ==========  ===========
December 31, 2004
Life insurance in force           $410,133,222 $314,611,320  $2,814,650  $98,336,552    2.86%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      2,903,136      395,625       9,307    2,516,818    0.37%
   Accident and health insurance        25,374        2,999       1,129       23,504    4.80%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  2,928,510 $    398,624  $   10,436  $ 2,540,322    0.41%
                                  ============ ============  ==========  ===========

Reinsurance recoverable on paid losses was approximately $32.9 million, and $44.7 million, at December 31, 2006 and 2005, respectively. Reinsurance recoverable on unpaid losses was approximately $139.6 million, and $114.5 million at December 31, 2006 and 2005, respectively.

                    American General Life Insurance Company

Total reinsurance recoverables are included in Accounts Receivable on the Consolidated Balance Sheet.

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

14.Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life Insurance Company.

The Company paid $200 million, $440 million and $300 million in dividends on common stock to AGC Life in 2006, 2005 and 2004, respectively. The Company also paid $680,000 in dividends on preferred stock to AGC Life in 2006, 2005 and 2004. In addition, the Company paid a stock dividend of $7.5 million to the Parent Company during 2006.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2006, approximately $10.4 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.6 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to AGC Life are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                    American General Life Insurance Company

15.Subsequent Event

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a stock purchase of all of the outstanding capital stock of Matrix Direct. Although the acquisition cost is not material, less than .2% of the Company's equity, the Company will have the opportunity to further expand its sales of life insurance through this acquisition, as well as apply its direct marketing expertise to a more diverse set of products.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

     The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

     (1) Audited financial statements of Separate Account D of American General Life Insurance Company for the year ended December 31, 2006 are included in Part B of the registration statement.

     (2) Audited consolidated financial statements of American General Life Insurance Company for the year ended December 31, 2006, for the year ended December 31, 2005 and for the year ended December 31, 2004 (restated), are included in Part B of the registration statement.

(b)  Exhibits.

     (1)(a) Certified resolutions regarding organization of Separate Account D of American General Life Insurance Company. (1)

     (2)           N/A

     (3)(a) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (12)

     (3)(b)        Form of Selling Group Agreement. (9)

     (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

     (4)(a)        Form of Immediate Variable Annuity Contract, Form No. 03017.
                   (3)

     (5)(a)        Specimen form of Single Premium Immediate Annuity
                   Application. (3)

     (5)(b) Specimen Form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-2003 Rev 0406. (37)

     (5)(c) Form of Service Request for Single Premium Immediate Variable Annuity, Form No. AGLC101315 Rev0506. (37)

     (5)(d) Form of Withdrawal Form for Single Premium Immediate Variable Annuity, Form No. AGLC101317. (33)

     (5)(e) Form of Customer Service Form for Single Premium Immediate Variable Annuity, Form No. AGLC101319. (33)

     (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                   (4)

     (6)(b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (6)

     (6)(c) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (34)

     (7)(a) Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America.
                   (39)

     (7)(b) Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company.
                   (39)

     (7)(c) Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (39)

     (7)(d) Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc.
                   (39)

     (8)(a)        Form of Indemnification Letter Agreement by and between J.P.
                   Morgan Investment Management Inc. and American General Life Insurance Company. (32)

     (8)(b)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (10)

     (8)(b)(ii) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (22)

     (8)(b)(iii) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American

                   General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (30)

     (8)(b)(iv) Form of Amendment Seven to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (3)

     (8)(c)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

     (8)(c)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (14)

     (8)(c)(iii) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (8)

     (8)(c)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (22)

     (8)(c)(v) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (3)

     (8)(d)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (10)

     (8)(d)(ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (8)

     (8)(d)(iii) Form of Amendment Six to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (27)

     (8)(d)(iv) Form of Amendment Nine to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (3)

     (8)(e)(i) Form of Letter Agreement between Massachusetts Financial Services, MFS Variable Insurance Trust and American General Life Insurance Company, dated December 19, 2005. (39)

     (8)(f)(i) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (26)

     (8)(f)(ii) Form of Amendment No. 1 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (28)

     (8)(g)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (10)

     (8)(g)(ii) Form of Amendment Two to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (3)

     (8)(h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (15)

     (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (14)

     (8)(h)(iii) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (22)

     (8)(h)(iv) Form of Amendment Seven to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen

                   Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (27)

     (8)(h)(v) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (29)

     (8)(h)(vi) Form of Amendment Ten to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (3)

     (8)(i)(i) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (20)

     (8)(i)(ii) Form of Amendment One to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (7)

     (8)(i)(iii) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (32)

     (8)(j)(i) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (20)

     (8)(j)(ii) Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (20)

     (8)(j)(iii) Form of Amendment to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (3)

     (8)(k)(i) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (8)

     (8)(k)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (27)

     (8)(k)(iii) Form of Amendment No. 3 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (3)

     (8)(l)(i) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust
                   II. (8)

     (8)(l)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (31)

     (8)(m)(i) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (8)

     (8)(m)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC.
                   (28)

     (8)(n)(i) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (8)

     (8)(n)(ii) Form of Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (32)

     (8)(o) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (8)

     (8)(p)(i) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (8)

     (8)(p)(ii) Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (27)

     (8)(p)(iii) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (31)

     (8)(p)(iv) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (3)

     (8)(q) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (6)

     (8)(r)(i) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (24)

     (8)(r)(ii) Form of Amendment Three to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (3)

     (8)(s) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (32)

     (8)(t) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (31)

     (8)(u) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (8)

     (8)(v)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (20)

     (8)(v)(ii) Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (3)

     (8)(w)(i) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (26)

     (8)(w)(ii) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton

                   Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (21)

     (8)(x)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (18)

     (8)(x)(ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (25)

     (8)(x)(iii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective May 1, 2003. (31)

     (8)(x)(iv) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (3)

     (8)(y)(i) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (8)

     (8)(y)(ii) Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (27)

     (8)(y)(iii) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (31)

     (8)(y)(iv) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (3)

     (8)(z)(i) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (31)

     (8)(z)(ii) Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (40)

     (8)(aa) Form of Amended and Restated Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective May 1, 2006. (40)

     (8)(bb) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (8)

     (8)(cc) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (8)

     (8)(dd)(i) Form of Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust.
                   (23)

     (8)(dd)(ii) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (32)

     (8)(dd)(iii)  Form of Amendment to Participation Agreement by and among
                   American General Life Insurance Company and SunAmerica Series Trust, dated July 2, 2003. (3)

     (8)(ee)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (23)

     (8)(ee)(ii) Form of Amendment One to Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (3)

     (8)(ff)(i) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (31)

     (8)(ff)(ii) Form of Amendment One to Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (3)

     (8)(gg) Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (31)

     (8)(hh)(i) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (24)

     (8)(hh)(ii) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (28)

     (8)(ii)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and
                   OppenheimerFunds, Inc. (24)

     (8)(ii)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (28)

     (8)(jj)(i) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (31)

     (8)(jj)(ii) Form of Amendment One to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (3)

     (8)(kk)(i) Form of Marketing and Administrative Services Support Agreement by and between Putnam Retail Management Limited Partnership and American General Life Insurance Company. (21)

     (8)(ll) Form of SEC Rule 22c-2 Information Sharing Agreement between AIM and American General Life Insurance Company. (39)

     (8)(mm) Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (39)

     (8)(nn) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company. (39)

     (8)(oo) Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and American General Life Insurance Company.
                   (39)

     (8)(pp) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (39)

     (8)(qq) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (39)

     (8)(rr) Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (39)

     (8)(ss) Form of SEC Rule 22c-2 Information Sharing Agreement between J.P. Morgan and American General Life Insurance Company. (39)

     (8)(tt) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (39)

     (8)(uu) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company. (39)

     (8)(vv) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (39)

     (8)(ww) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (39)

     (8)(xx) Form of SEC Rule 22c-2 Information Sharing Agreement between Pioneer and American General Life Insurance Company. (39)

     (8)(yy) Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American General Life Insurance Company. (39)

     (8)(zz) Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (39)

     (8)(aaa) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and American General Life Insurance Company. (39)

     (8)(bbb) Form of SEC Rule 22c-2 Information Sharing Agreement between Van Kampen and American General Life Insurance Company. (39)

     (8)(ccc) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and American General Life Insurance Company. (39)

     (8)(ddd)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (2)

     (8)(ddd)(ii)  Form of Addendum No. 1 to Service and Expense Agreement
                   dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975.
                   (2)

     (8)(ddd)(iii) Form of Addendum No. 2 to Service and Expense Agreement
                   dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (2)

     (8)(ddd)(iv)  Form of Addendum No. 24 to Service and Expense Agreement
                   dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (2)

     (8)(ddd)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (2)

     (8)(ddd)(vi)  Form of Addendum No. 30 to Service and Expense Agreement
                   dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (2)

     (8)(ddd)(vii) Form of Addendum No. 32 to Service and Expense Agreement
                   dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (32)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (3)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)          Not applicable.

     (12)          Not applicable.

--------

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 002-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D on December 17, 2003.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(6) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on October 16, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(9) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(12) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(13) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(15) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(16) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(17) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(18) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(19) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(20) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(21) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(22) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(23) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(24) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(25) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(26) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(27) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(28) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.

(29) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(30) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(31) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(32) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(33) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 2, 2005.

(34) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(35) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on October 21, 2005.

(36) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on March 31, 2006.

(37) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 1, 2006.

(38) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.

(39) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.

(40) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.

Item 25. Directors and Officers of the Depositor

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Rodney O. Martin, Jr.                 Director and Chairman of the Board of
2929 Allen Parkway                    Directors
Houston, TX 77019

M. Bernard Aidinoff                   Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                        Director
830 Third Avenue
New York, NY 10022

Mary Jane B. Fortin                   Director, Executive Vice President and
2929 Allen Parkway                    Chief Financial Officer
Houston, TX 77019

David L. Herzog                       Director
70 Pine Street
New York, NY 10270

Richard A. Hollar                     Director, Chairman-Life Profit Center
750 West Virginia Street              and Independent Distribution and Chief
Milwaukee, WI 53204                   Executive Officer-Life Profit Center and
                                      Independent Distribution

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Royce G. Imhoff, II                   Director, President-Independent
2929 Allen Parkway                    Distribution
Houston, TX 77019

David W. O'Leary                      Director, President-Specialty Markets
2929 Allen Parkway                    Group and Chief Executive
Houston, TX 77019                     Officer-Specialty Markets Group

Gary D. Reddick                       Director
2929 Allen Parkway
Houston, TX 77019

Christopher J. Swift                  Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley                      Director, President-AIG Benefit
2929 Allen Parkway                    Solutions Profit Center and Chief
Houston, TX 77019                     Executive Officer-AIG Benefit Solutions
                                      Profit Center

Matthew E. Winter                     Director, President and Chief Executive
2929 Allen Parkway                    Officer
Houston, TX 77019

Thomas L. Booker                      President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner                 President-AIG Life Brokerage Profit
750 West Virginia Street              Center
Milwaukee, WI 53204

James P. Steele                       President-Structured Settlements
205 E. 10th Street
Amarillo, TX 79101

Don M. Ward                           President-Financial Institution
2929 Allen Parkway                    Marketing Group
Houston, TX 77019

David R. Armstrong                    Executive Vice President-AIG Benefit
3600 Route 66                         Solutions & AIG Financial Institution
Neptune, NJ 07754                     Solutions Profit Center

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Rebecca G. Campbell                   Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Rodney N. Hook                        Executive Vice President-AIG Benefit
3600 Route 66                         Solutions Profit Center and Chief Risk
Neptune, NJ 07754                     Officer-AIG Benefit Solutions Profit
                                      Center

Gary Parker                           Executive Vice President and Chief
2929 Allen Parkway                    Product Officer
Houston, TX 77019

Dan E. Trudan                         Executive Vice President-Individual
750 West Virginia St.                 Product Operations
Milwaukee, WI 53204

Steven D. Anderson                    Senior Vice President-Life Profit Center
2727 Allen Parkway                    & Independent Distribution and Chief
Houston, TX 77019                     Financial Officer-Life Profit Center &
                                      Independent Distribution

Erik A. Baden                         Senior Vice President-Strategic
2727 Allen Parkway                    Marketing and Business Development
Houston, TX 77019

Wayne A. Barnard                      Senior Vice President, Illustration
2929 Allen Parkway                    Actuary
Houston, TX 77019

Robert M. Beuerlein                   Senior Vice President and Chief and
2727-A Allen Parkway                  Appointed Actuary
Houston, TX 77019

Jeffrey H. Carlson                    Senior Vice President and Chief
2727 Allen Parkway                    Information Officer
Houston, TX 77019

James A. Galli                        Senior Vice President and Chief Business
830 Third Avenue                      Development Officer
New York, NY 10022

Robert M. Goldbloom                   Senior Vice President-Terminal Funding
80 Pine Street                        Annuities
New York, NY 10005

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

William F. Guterding                  Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.                Senior Vice President, Treasurer and
2727-A Allen Parkway                  Controller
Houston, TX 77019

S. Douglas Israel                     Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings                      Senior Vice President, General Counsel
2929 Allen Parkway                    and Chief Compliance Officer
Houston, TX 77019

Althea R. Johnson                     Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland                  Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Mark R. McGuire                       Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Lawrence J. O'Brien                   Senior Vice President, Chief Marketing
2929 Allen Parkway                    Officer - Independent Agency Group
Houston, TX 77019

William J. Packer                     Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Dennis H. Roberts                     Senior Vice President, Chief
2727 Allen Parkway                    Distribution Officer - Independent
Houston, TX 77019                     Agency Group

Robert E. Steele                      Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Frederic R. Yopps                     Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris Ayers                           Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon                       Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                        Vice President
2727 Allen Parkway
Houston, TX 77019

Michael B. Boesen                     Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura J. Borowski                     Vice President
750 West Virginia St.
Milwaukee, WI 53204

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

James B. Brown                        Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield                  Vice President
3600 Route 66
Neptune, NJ 07754

Valerie A. Childrey                   Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs                        Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi                      Vice President
2727 Allen Parkway
Houston, TX 77019

James Cortiglia                       Vice President
3600 Route 66
Neptune, NJ 07754

Steven A. Dmytrack                    Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs                       Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield                Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan                    Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi                   Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

John T. Fieler                        Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze                      Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel                         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.             Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                          Vice President
2727 Allen Parkway
Houston, TX 77019

Liza Glass                            Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard L. Gravette                   Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer                  Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger                 Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer                        Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington                   Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Keith C. Honig                        Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard                     Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble                       Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby                        Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson                     Vice President
205 E. 10th Street
Amarillo, TX 79101

Stephen C. Kennedy                    Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman                      Vice President and Real Estate
70 Pine Street                        Investment Officer
New York, NY 10270

Michael J. Krugel                     Vice President
750 West Virginia Street
Milwaukee, WI 53204

Charles L. Levy                       Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Robert J. Ley                         Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers                       Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Gwendolyn J. Mallett                  Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                         Vice President, Real Estate Investment
2727 Allen Parkway                    Officer and Assistant Secretary
Houston, TX 77019

Melvin C. McFall                      Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer                      Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael                    Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                         Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller                      Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy                     Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli                       Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols                       Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Rick Niu                              Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Deanna D. Osmonson                    Vice President and Chief Privacy Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.                  Vice President, Real Estate Investment
2929 Allen Parkway                    Officer and Assistant Secretary
Houston, TX 77019

Lori J. Payne                         Vice President
2727 Allen Parkway
Houston, TX 77019

Cathy A. Percival                     Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Andrew J. Rasey                       Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel                      Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                         Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.                Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben                    Vice President
#1 Franklin Square
Springfield, IL 62713

Richard W. Scott                      Vice President and Chief Investment
70 Pine Street                        Officer
New York, NY 10270

Name and Principal                    Positions and Offices with Depositor
Business Address                      American General Life Insurance Company
------------------                    ----------------------------------------

Michael C. Sibley                     Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires                        Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Dale A. Stewart                       Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton                   Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba                     Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                          Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss                    Vice President
#1 Franklin Square
Springfield, IL 62713

Cynthia P. Wieties                    Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                     Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file Number 001-08787, accession number 0000950123-07-003026, filed March 1, 2007.

                              Subsidiaries of AIG

                                                                                    Percentage
                                                                                     of Voting
                                                                                    Securities
                                                                    Jurisdiction of   held by
                                                                     Incorporation   Immediate
                                                                    or Organization Parent/(1)/
                                                                    --------------- -----------
American International Group, Inc./(2)/                                   Delaware          /(3)/
 AIG Capital Corporation                                                  Delaware       100
   AIG Capital India Private Limited                                         India        99/(4)/
     AIG Global Asset Management Company (India) Private Limited             India        99/(5)/
   AIG Consumer Finance Group, Inc.                                       Delaware       100
     AIG Bank Polska S.A.                                                   Poland     99.92
     AIG Credit S.A.                                                        Poland       100
     Compania Financiera Argentina S.A.                                  Argentina       100
   AIG Equipment Finance Holdings, Inc.                                   Delaware       100
     AIG Commercial Equipment Finance, Inc.                               Delaware       100
       AIG Commercial Equipment Finance Company Canada                      Canada       100
     AIG Rail Services, Inc.                                              Delaware       100
   AIG Finance Holdings, Inc.                                             New York       100
     AIG Finance (Hong Kong) Limited                                     Hong Kong       100
   AIG Global Asset Management Holdings Corp.                             Delaware       100
     AIG Asset Management Services, Inc.                                  Delaware       100
       Brazos Capital Management, L.P.                                    Delaware       100
     AIG Capital Partners, Inc.                                           Delaware       100
     AIG Equity Sales Corp.                                               New York       100
     AIG Global Investment Corp.                                        New Jersey       100
     AIG Securities Lending Corp.                                         Delaware       100
   AIG Global Real Estate Investment Corp.                                Delaware       100
   International Lease Finance Corporation                              California     67.23/(6)/
 AIG Credit Corp.                                                         Delaware       100
   A.I. Credit Consumer Discount Corp.                                Pennsylvania       100
   A.I. Credit Corp.                                                 New Hampshire       100
   AICCO, Inc.                                                            Delaware       100
   AICCO, Inc.                                                          California       100
   AIG Credit Corp. of Canada                                               Canada       100
   Imperial Premium Funding, Inc.                                         Delaware       100
 AIG Egypt Insurance Company, S.A.E.                                         Egypt     89.98
 AIG Federal Savings Bank                                                      USA       100
 AIG Financial Advisor Services, Inc.                                     Delaware       100
   AIG Financial Advisor Services (Europe), S.A.                        Luxembourg       100

                              Subsidiaries of AIG

                                                                                   Percentage
                                                                                    of Voting
                                                                                   Securities
                                                                   Jurisdiction of   held by
                                                                    Incorporation   Immediate
                                                                   or Organization Parent/(1)/
                                                                   --------------- -----------
AIG Financial Products Corp.                                             Delaware       100
 AIG Matched Funding Corp.                                               Delaware       100
 Banque AIG                                                                France        90/(7)/
AIG Funding, Inc.                                                        Delaware       100
AIG Global Trade & Political Risk Insurance Company                    New Jersey       100
AIG Israel Insurance Company Ltd.                                          Israel       100
AIG Life Holdings (International) LLC                                    Delaware       100
 AIG Star Life Insurance Co., Ltd.                                          Japan       100
 American International Reinsurance Company, Ltd.                         Bermuda       100
   AIG Life Edison Insurance Company                                        Japan        90/(8)/
   American International Assurance Company, Limited                    Hong Kong       100
   American International Assurance Company (Australia) Limited         Australia       100
   American International Assurance Company (Bermuda) Limited             Bermuda       100
     American International Assurance Co. (Vietnam) Limited               Vietnam       100
     Tata AIG Life Insurance Company Limited                                India        26
   Nan Shan Life Insurance Company, Ltd.                                   Taiwan        95
AIG Life Insurance Company                                               Delaware        79/(9)/
AIG Life Insurance Company of Puerto Rico                             Puerto Rico       100
AIG Life Insurance Company (Switzerland) Ltd.                         Switzerland       100
AIG Liquidity Corp.                                                      Delaware       100
AIG Private Bank Ltd.                                                 Switzerland       100
AIG Property Casualty Insurance Group, Inc.                              Delaware       100
 AIG Commercial Insurance Group, Inc.                                    Delaware       100
   AIG Aviation, Inc.                                                     Georgia       100
   AIG Casualty Company                                              Pennsylvania       100
AIG Risk Management, Inc.                                                New York       100
   AIU Insurance Company                                                 New York        52/(10)/
   American Home Assurance Company                                       New York       100
     AIG Domestic Claims, Inc.                                           Delaware        50/(11)/
     AIG Hawaii Insurance Company                                          Hawaii       100
       American Pacific Insurance Company                                  Hawaii       100
     American International Insurance Company                            New York        50/(12)/
       AIG Advantage Insurance Company                                  Minnesota       100
       American International Insurance Company of California          California       100
       American International Insurance Company of New Jersey          New Jersey       100
   American International Realty Corp.                                   Delaware      31.5/(13)/
   Pine Street Real Estate Holdings Corp.                           New Hampshire     31.47/(14)/
   Transatlantic Holdings, Inc.                                          Delaware     33.34/(15)/
     Transatlantic Reinsurance Company                                   New York       100
       Putnam Reinsurance Company                                        New York       100
       Trans Re Zurich                                                Switzerland       100
   American International Surplus Lines Agency, Inc.                   New Jersey       100
   Audubon Insurance Company                                            Louisiana       100
     Agency Management Corporation                                      Louisiana       100
       The Gulf Agency, Inc.                                              Alabama       100

                              Subsidiaries of AIG

                                                                                  Percentage
                                                                                   of Voting
                                                                                  Securities
                                                                 Jurisdiction of    held by
                                                                 Incorporation or  Immediate
                                                                   Organization   Parent/(1)/
                                                                 ---------------- -----------
     Audubon Indemnity Company                                      Mississippi        100
   Commerce and Industry Insurance Company                             New York        100
   Commerce and Industry Insurance Company of Canada                     Canada        100
   The Insurance Company of the State of Pennsylvania              Pennsylvania        100
   Landmark Insurance Company                                        California        100
   National Union Fire Insurance Company of Pittsburgh, Pa         Pennsylvania        100
     American International Specialty Lines Insurance Company            Alaska         70/(16)/
     Lexington Insurance Company                                       Delaware         70/(17)/
       AIG Centennial Insurance Company                            Pennsylvania        100
          AIG Auto Insurance Company of New Jersey                   New Jersey        100
          AIG Preferred Insurance Company                          Pennsylvania        100
          AIG Premier Insurance Company                            Pennsylvania        100
            AIG Indemnity Insurance Company                        Pennsylvania        100
       JI Accident & Fire Insurance Co. Ltd.                              Japan         50
     National Union Fire Insurance Company of Louisiana               Louisiana        100
     National Union Fire Insurance Company of Vermont                   Vermont        100
     21st Century Insurance Group                                    California      33.03/(18)/
       21st Century Casualty Company                                 California        100
       21st Century Insurance Company                                California        100
       21st Century Insurance Company of the Southwest                    Texas        100
     Starr Excess Liability Insurance Company, Ltd.                    Delaware        100
       Starr Liability Insurance International Ltd.                     Ireland        100
   New Hampshire Insurance Company                                 Pennsylvania        100
     AI Network Corporation                                            Delaware        100
     AIG Europe, S.A.                                                    France      70.48/(19)/
     American International Pacific Insurance Company                  Colorado        100
     American International South Insurance Company                Pennsylvania        100
     Granite State Insurance Company                               Pennsylvania        100
     Illinois National Insurance Co.                                   Illinois        100
     New Hampshire Indemnity Company, Inc.                         Pennsylvania        100
       AIG National Insurance Company, Inc.                            New York        100
     New Hampshire Insurance Services, Inc.                       New Hampshire        100
   Risk Specialists Companies, Inc.                                    Delaware        100
 AIG Marketing, Inc.                                                   Delaware        100
 American International Insurance Company of Delaware                  Delaware        100
 Hawaii Insurance Consultants, Inc.                                      Hawaii        100
AIG Retirement Services, Inc.                                          Delaware        100
 SunAmerica Life Insurance Company                                      Arizona        100
   SunAmerica Investments, Inc.                                         Georgia         70/(20)/
     AIG Advisor Group, Inc.                                           Maryland        100
       Advantage Capital Corporation                                   New York        100
       American General Securities Incorporated                           Texas        100
       FSC Securities Corporation                                      Delaware        100
       Royal Alliance Associates, Inc.                                 Delaware        100
       SunAmerica Securities, Inc.                                     Delaware        100

                              Subsidiaries of AIG

                                                                                        Percentage
                                                                                         of Voting
                                                                                        Securities
                                                                        Jurisdiction of   held by
                                                                         Incorporation   Immediate
                                                                        or Organization Parent/(1)/
                                                                        --------------- -----------
     AIG SunAmerica Life Assurance Company                                     Arizona       100
       AIG SunAmerica Asset Management Corp.                                  Delaware       100
     AIG SunAmerica Capital Services, Inc.                                    Delaware       100
 First SunAmerica Life Insurance Company                                      New York       100
AIG Technologies, Inc.                                                   New Hampshire       100
AIG Trading Group, Inc.                                                       Delaware       100
 AIG International, Inc.                                                      Delaware       100
AIGTI, Inc.                                                                   Delaware       100
AIU Holdings, LLC                                                             Delaware       100
 AIG Central Europe & CIS Insurance Holdings Corporation                      Delaware       100
   AIG Bulgaria Insurance and Reinsurance Company EAD                         Bulgaria       100
   AIG Czech Republic pojistovna, as                                    Czech Republic       100
   AIG Kazakhstan Insurance Company, S.A.                                   Kazakhstan     88.87
 AIG Memsa, Inc.                                                              Delaware       100
   AIG Hayleys Investment Holdings (Private) Ltd.                            Sri Lanka        80
     Hayleys AIG Insurance Company, Ltd.                                     Sri Lanka       100
   AIG Iraq                                                                   Delaware       100
   AIG Lebanon, S.A.L                                                          Lebanon       100
   AIG Libya, Inc.                                                               Libya       100
   AIG Sigora A.S                                                               Turkey       100
   Tata AIG General Insurance Company Limited                                    India        26
 AIU Africa Holdings, Inc.                                                    Delaware       100
   AIG Kenya Insurance Company, Limited                                          Kenya       100
AIU North America, Inc.                                                       New York       100
American General Corporation                                                     Texas       100
 AGC Life Insurance Company                                                   Missouri       100
   AIG Life Holdings (Canada), ULC                                              Canada       100
     AIG Assurance Canada                                                       Canada       100
     AIG Life Insurance Company of Canada                                       Canada       100
   AIG Life of Bermuda, Ltd.                                                   Bermuda       100
   American General Life and Accident Insurance Company                      Tennessee       100
   American General Life Insurance Company                                       Texas       100
     AIG Annuity Insurance Company                                               Texas       100
     AIG Enterprise Services, LLC                                             Delaware       100
     American General Annuity Service Corporation                                Texas       100
     American General Life Companies, LLC                                     Delaware       100
     American General Property Insurance Company                             Tennessee     51.85/(21)/
       American General Property Insurance Company of Florida                  Florida       100
     The United State Life Insurance Company in the City of New York          New York       100
     The Variable Annuity Life Insurance Company                                 Texas       100
       VALIC Retirement Services Company                                         Texas       100
 American General Assurance Company                                           Illinois       100
   American General Indemnity Company                                         Illinois       100
 American General Bancassurance Services, Inc.                                Illinois       100
 American General Finance, Inc.                                                Indiana       100

                              Subsidiaries of AIG

                                                                                                   Percentage
                                                                                                    of Voting
                                                                                                   Securities
                                                                                Jurisdiction of      held by
                                                                                 Incorporation      Immediate
                                                                                or Organization    Parent/(1)/
                                                                              -------------------- -----------
   American General Auto Finance, Inc.                                                    Delaware      100
   American General Finance Corporation                                                    Indiana      100
     Merit Life Insurance Co.                                                              Indiana      100
     MorEquity, Inc.                                                                        Nevada      100
       Wilmington Finance, Inc.                                                           Delaware      100
     Yosemite Insurance Company                                                            Indiana      100
       CommoLoCo, Inc.                                                                 Puerto Rico      100
   American General Financial Services of Alabama, Inc.                                   Delaware      100
 American General Investment Management Corporation                                       Delaware      100
 American General Realty Investment Corporation                                              Texas      100
 Knickerbocker Corporation                                                                   Texas      100
American International Life Assurance Company of New York                                 New York    77.52/(22)/
American International Underwriters Corporation                                           New York      100
American International Underwriters Overseas, Ltd.                                         Bermuda      100
 A.I.G. Colombia Seguros Generales S.A.                                                   Colombia      100
 AIG Brasil Companhia de Seguros                                                            Brazil       50
 AIG Direct Marketing Company Ltd.                                                          Taiwan      100
   Central Insurance Company Limited                                                        Taiwan      100
 AIG Europe (Ireland) Limited                                                              Ireland      100
 AIG Europe (UK) Limited                                                                   England      100
 AIG General Insurance (Thailand) Company Limited                                         Thailand      100
 AIG General Insurance (Vietnam) Company Limited                                           Vietnam      100
 AIG MEMSA Insurance Company Ltd.                                             United Arab Emirates      100
 AIG Takaful B.S.C.                                                                        Bahrain      100
 American International Insurance Company of Puerto Rico                               Puerto Rico      100
 American International Underwriters GmBH                                                  Germany      100
 La Meridional Compania Argentina de Seguros                                             Argentina      100
 La Seguridad de Centroamerica Compania de Seguros S.A.                                  Guatemala      100
 Richmond Insurance Company Limited                                                        Bermuda      100
 Underwriters Adjustment Company                                                            Panama      100
American Life Insurance Company                                                           Delaware      100
 AIG Life (Bulgaria) Z.D.A.D.                                                             Bulgaria      100
 ALICO, S.A.                                                                                France      100
 First American Polish Life Insurance and Reinsurance Company, S.A.                         Poland      100
 Inversiones Interamericana S.A. (Chile)                                                     Chile      100
 Pharaonic American Life Insurance Company                                                   Egypt    71.63
 Unibanco AIG Seguros S.A.                                                                  Brazil    47.80/(23)/
American Security Life Insurance Company, Ltd.                                        Lichtenstein      100
Delaware American Life Insurance Company                                                  Delaware      100
HSB Group, Inc.                                                                           Delaware      100
 The Hartford Steam Boiler Inspection and Insurance Company                            Connecticut      100
   The Hartford Steam Boiler Inspection and Insurance Company of Connecticut           Connecticut      100
   HSB Engineering Insurance Limited                                                       England      100
     The Boiler Inspection and Insurance Company of Canada                                  Canada      100
Mt. Mansfield Company, Inc.                                                                Vermont      100

                              Subsidiaries of AIG

                                                                                 Percentage
                                                                                  of Voting
                                                                                 Securities
                                                                 Jurisdiction of   held by
                                                                  Incorporation   Immediate
                                                                 or Organization Parent/(1)/
                                                                 --------------- -----------
The Philippine American Life and General Insurance Company          Philippines     99.78
 Pacific Union Assurance Company                                     California       100
 Philam Equitable Life Assurance Company, Inc.                      Philippines     95.31
 Philam Insurance Company, Inc.                                     Philippines       100
United Guaranty Corporation                                      North Carolina     36.31/(24)/
 A.I.G. Mortgage Holdings Israel, Ltd.                                   Israel     82.12
   E.M.I.-Ezer Mortgage Insurance Company, Limited                       Israel       100
 AIG United Guaranty Agenzia DI Assicurazione S.R.L                       Italy       100
 AIG United Guaranty Insurance (Asia) Limited                         Hong Kong       100
 AIG United Guaranty Re, Ltd.                                           Ireland       100
 United Guaranty Insurance Company                               North Carolina       100
 United Guaranty Mortgage Insurance Company                      North Carolina       100
 United Guaranty Mortgage Insurance Company Canada                       Canada       100
 United Guaranty Mortgage Insurance Company of North Carolina    North Carolina       100
 United Guaranty Partners Insurance Company                             Vermont        80
 United Guaranty Residential Insurance Company                   North Carolina     75.03/(25)/
   United Guaranty Credit Insurance Company                      North Carolina       100
   United Guaranty Insurance Company of North Carolina           North Carolina       100
   United Guaranty Mortgage Indemnity Company                    North Carolina       100
 United Guaranty Residential Insurance Company of North Carolina North Carolina       100
 United Guaranty Services, Inc.                                  North Carolina       100

--------

(1)  Percentages include directors' qualifying shares.
(2) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(3) The common stock is owned approximately 14.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. Greenberg and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.
(4)  Also owned 1 percent by AIG Global Investment Corp.
(5)  Also owned 1 percent by AIG Capital Corporation.
(6) Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(7)  Also owned 10 percent by AIG Matched Funding Corp.
(8)  Also owned 10 percent by a subsidiary of American Life Insurance Company.
(9)  Also owned 21 percent by Commerce and Industry Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of the Pittsburgh, Pa., and 8 percent by AIG Casualty Company.
(11) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(12) Also owned 25 percent by Commerce and Industry Insurance Company and
     25 percent by AIU Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned by 11 other AIG Subsidiaries.
(15) Also owned 25.85 percent by AIG.
(16) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(17) Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent held together with AIG companies.

(20) Also owned 30 percent by AIG Retirement Services, Inc.
(21) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(22) Also owned 22.48 percent by American Home Assurance Company.
(23) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and 0.48 percent by American Home Assurance Company.
(24) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95% by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(25) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of March 30, 2007, there were zero owners of contracts of the class covered by this registration statement, zero qualified contracts and zero non-qualified contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American General Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which all offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal                 Positions and Offices with Underwriter
Business Address                   American General Equity Services Corporation
------------------                 --------------------------------------------

Matthew E. Winter                  Director and Chairman of the Board of
2929 Allen Parkway                 Directors
Houston, TX 77019

Mark R. McGuire                    Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal                 Positions and Offices with Underwriter
Business Address                   American General Equity Services Corporation
------------------                 --------------------------------------------

David W. O'Leary                   Director, President and Chief Executive
2929 Allen Parkway                 Officer
Houston, TX 77019

Larry E. Blews                     Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.             Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson                 Vice President and Anti-Money Laundering
2727 Allen Parkway                 Compliance Officer
Houston, TX 77019

T. Clay Spires                     Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington                  Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                  Secretary
70 Pine Street
New York, NY 10270

Sarah L. Hosker                    Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                    Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                    Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                   Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                      Net Underwriting
Name of Principal      Discounts and   Compensation on  Brokerage
Underwriter             Commissions      Redemption    Commissions Compensation
-----------------     ---------------- --------------- ----------- ------------
American General             0                0             0           0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 31. Management Services        Not Applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

American General Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2007.

                                         AMERICAN GENERAL LIFE INSURANCE COMPANY
                                         SEPARATE ACCOUNT D
                                         (Registrant)

                                     BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                         (On behalf of the Registrant
                                         and itself)

                                     BY: ROBERT F. HERBERT, JR.
                                         ---------------------------------------
                                         ROBERT F. HERBERT, JR.
                                         SENIOR VICE PRESIDENT,
                                          TREASURER AND CONTROLLER

                                    AGL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                      Title                          Date
---------                      -----                          ----

RODNEY O. MARTIN, JR.          Director and Chairman          April 30, 2007
-----------------------------  of the Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER              Director, President and        April 30, 2007
-----------------------------  Chief Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN            Director, Executive            April 30, 2007
-----------------------------  Vice President and
MARY JANE B. FORTIN            Chief Financial Officer

M. BERNARD AIDINOFF            Director                       April 30, 2007
-----------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                 Director                       April 30, 2007
-----------------------------
DAVID J. DIETZ

DAVID L. HERZOG                Director                       April 30, 2007
-----------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR              Director                       April 30, 2007
-----------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II             Director                       April 30, 2007
-----------------------------
ROYCE G. IMHOFF II

                                    AGL - 2

Signature                      Title                          Date
---------                      -----                          ----

DAVID W. O'LEARY               Director                       April 30, 2007
-----------------------------
DAVID W. O'LEARY

GARY D. REDDICK                Director                       April 30, 2007
-----------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT           Director                       April 30, 2007
-----------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY               Director                       April 30, 2007
-----------------------------
JAMES W. WEAKLEY

                                    AGL - 3

                                 EXHIBIT INDEX

Item 24. Exhibits

       (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1